UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 9.6%
Allegro CLO VI Ltd., Series 2017-2A, Class D, 4.48%, 01/17/31(a)(b)	USD	555	$555,451
ALM VI Ltd., Series 2012-6A, Class CRR, 4.92%, 07/15/26(a)(b)		500	500,736
ALM XII Ltd.(a)(b):
Series 2015-12A, Class BR, 4.40%, 04/16/27		500	499,956
Series 2015-12A, Class C1R, 5.55%, 04/16/27		500	500,723
ALM XVI Ltd., Series 2015-16A, Class C1R, 5.55%, 07/15/27(a)(b)		1,000	1,001,495
ALM XVII Ltd., Series 2015-17A, Class C1, 6.50%, 01/15/28(a)(b)		250	250,940
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 6.26%, 12/09/26(a)(b)		1,000	1,008,769
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.94%, 05/26/28(a)(b)		700	703,768
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, 4.96%, 01/28/31(a)(b)		250	249,098
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class DR, 5.05%, 10/15/27(a)(b)		250	248,403
Apidos CLO XVI, Series 2013-16A, Class CR, 5.36%, 01/19/25(a)(b)		250	250,442
Apidos CLO XX, Series 2015-20A, Class C, 6.05%, 01/16/27(a)(b)		500	500,738
Ares XLIV CLO Ltd., Series 2017-44A, Class D, 8.90%, 10/15/29(a)(b)		500	506,106
Ares XLV CLO Ltd., Series 2017-45A, Class D, 4.58%, 10/15/30(a)(b)		500	500,277
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, 0.00%, 01/15/30(a)(b)		750	729,854
Ares XLVII CLO Ltd.(a)(b)(c):
Series 2018-47A, Class D, 5.05%, 04/15/30		500	499,250
Series 2018-47A, Class SUB, 0.00%, 04/15/30		500	425,000
Ares XXVII CLO Ltd.(a)(b):
Series 2013-2A, Class CR, 4.76%, 07/28/29		500	505,732
Series 2013-2A, Class DR, 6.11%, 07/28/29		500	505,129
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 5.60%, 10/17/24(a)(b)		500	500,369
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class C, 5.26%, 05/15/30(a)(b)(c)		500	496,875
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, 5.10%, 01/15/31(a)(b)		550	543,535
Atrium X, Series 10A, Class DR, 5.35%, 07/16/25(a)(b)		750	750,574
Atrium XI, Series 11A, Class DR, 5.51%, 10/23/25(a)(b)		1,000	1,001,344
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, 3.62%, 04/25/34(a)		144	148,840
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, 5.40%, 10/15/30		500	498,831
Series 2017-12A, Class D, 8.76%, 10/15/30		500	503,328
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2013-1A, Class CR, 5.18%, 08/14/30		500	501,999
Series 2013-4A, Class DRR, 4.37%, 01/15/31		450	447,269
Series 2014-3A, Class D1, 7.47%, 07/27/26		640	642,050
Series 2015-1A, Class DR, 5.36%, 04/20/27		475	475,391
Series 2015-1A, Class E1, 7.66%, 04/20/27		1,500	1,509,923
Series 2015-4A, Class SBB1, 10.86%, 10/20/27(c)		423	426,903
Series 2016-1A, Class D, 9.96%, 04/20/27		750	751,970
Carrington Mortgage Loan Trust(a):
Series 2006-NC3, Class A4, 2.14%, 08/25/36		300	194,456
Series 2006-NC5, Class A3, 2.05%, 01/25/37		240	171,836
Catskill Park CLO Ltd., Series 2017-1A, Class C, 6.06%, 04/20/29(a)(b)		250	252,453
CBAM Ltd., Series 2017-3A, Class E1, 8.85%, 10/17/29(a)(b)		500	503,994

Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, 6.01%, 07/23/30(a)(b)	USD	500	$503,693
Cedar Funding IX CLO Ltd., Series 2018-9A, Class SUB, 0.00%, 04/20/31(a)(b)		1,000	891,244
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class E, 8.70%, 10/17/30(a)(b)		525	528,093
Cent CLO 17 Ltd., Series C17A, Class CR, 5.15%, 04/30/31(a)(b)(c)		500	499,750
CIFC Funding Ltd.(a)(b):
Series 2014-3A, Class DR, 5.51%, 07/22/26		500	500,661
Series 2014-4A, Class D, 5.75%, 10/17/26		1,000	1,002,172
Series 2017-1A, Class D, 5.86%, 04/23/29		500	503,950
Series 2018-1A, Class D, 4.81%, 04/18/31		500	494,983
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30		459	479,311
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 2.05%, 10/15/36(a)		191	178,953
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 8.55%, 10/15/30(a)(b)		500	503,623
Dryden 37 Senior Loan Fund, Series 2015-37A, Class ER, 6.87%, 01/15/31(a)(b)		368	351,739
Dryden 40 Senior Loan Fund, Series 2015-40A, Class E, 7.79%, 08/15/28(a)(b)		750	750,824
Dryden 50 Senior Loan Fund(a)(b):
Series 2017-50A, Class E, 8.61%, 07/15/30		500	505,008
Series 2017-50A, Class SUB, 0.00%, 07/15/30		1,000	840,605
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, 4.99%, 08/15/30(a)(b)		500	499,579
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 8.75%, 10/15/30(a)(b)		500	505,048
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 5.86%, 10/29/26(a)(b)		750	751,839
Greenwood Park CLO Ltd.(a)(b)(c):
Series 2018-1A, Class D, 4.53%, 04/15/31		650	645,125
Series 2018-1A, Class E, 6.98%, 04/15/31		270	257,850
Highbridge Loan Management Ltd.(a)(b):
Series 2013-2A, Class DR, 8.96%, 10/20/29		500	504,749
Series 5A-2015, Class C1R, 4.46%, 01/29/26		500	500,692
Series 5A-2015, Class D1R, 5.66%, 01/29/26		500	500,849
Series 6A-2015, Class CR, 4.34%, 02/05/31		500	490,398
Invitation Homes Trust, Series 2015-SFR3, Class E, 5.65%, 08/17/32(a)(b)		400	402,500
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 2A3, 2.09%, 03/25/46		368	174,870
Series 2006-3, Class 2A3, 2.08%, 05/25/46		296	128,531
Series 2006-3, Class 2A4, 2.17%, 05/25/46		270	118,532
Series 2006-4, Class 1A, 2.05%, 05/25/36		542	366,454
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.86%, 04/20/26(a)(b)		500	501,589
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, 4.65%, 04/20/30(a)(b)(c)		500	494,650
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4, 2.18%, 05/25/37(a)		650	541,938
MP CLO VI Ltd., Series 2014-2A, Class DR, 5.85%, 01/15/27(a)(b)		1,000	1,001,964
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 6.08%, 11/14/27(a)(b)		250	252,062
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 9.10%, 10/17/27(a)(b)		500	506,593
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D, 5.61%, 10/18/29(a)(b)		500	500,854

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(b)	USD	432	$438,209
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 10.20%, 04/15/27(a)(b)		750	751,346
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, 8.66%, 07/20/30(a)(b)		250	252,660
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, 8.55%, 07/15/29(a)(b)		500	504,639
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 5.11%, 01/20/31(a)(b)		500	497,788
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 4.35%, 01/20/31(a)(b)		400	397,254
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, 4.48%, 01/25/31(a)(b)		500	498,168
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.11%, 01/22/30(a)(b)		500	497,288
OZLM Funding Ltd., Series 2012-1A, Class CR2, 5.96%, 07/23/29(a)(b)		1,000	1,008,273
OZLM VI Ltd., Series 2014-6A, Class B1S, 3.96%, 04/17/31(a)(b)(c)		1,490	1,490,000
OZLM XI Ltd., Series 2015-11A, Class CR, 5.96%, 10/30/30(a)(b)		500	504,902
OZLM XIX Ltd., Series 2017-19A, Class C, 5.45%, 11/22/30(a)(b)		250	250,390
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class CR, 5.95%, 10/17/27		500	502,596
Series 2015-1A, Class CR, 5.39%, 05/21/29		500	501,945
Series 2018-1A, Class C, 4.68%, 04/18/31(c)		500	500,000
Series 2018-1A, Class D, 7.33%, 04/18/31(c)		500	500,000
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32(b)		500	519,816
Rockford Tower CLO Ltd., Series 2018-1A, Class D, 0.00%, 05/20/31(a)(b)		250	250,000
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 4.95%, 01/15/30(a)(b)		650	644,602
Voya CLO Ltd., Series 2015-2A, Class D, 5.76%, 07/23/27(a)(b)		1,000	1,003,616
Westcott Park CLO Ltd., Series 2016-1A, Class E, 9.56%, 07/20/28(a)(b)		500	508,844
York CLO-2 Ltd., Series 2015-1A, Class ER, 8.01%, 01/22/31(a)(b)		250	248,859
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, 5.96%, 10/20/29		500	502,803
Series 2016-1A, Class ER, 8.76%, 10/20/29		500	503,312
York CLO-4 Ltd., Series 2016-2A, Class D, 6.46%, 01/20/30(a)(b)		500	510,960

Total Asset-Backed Securities — 9.6% (Cost: $51,592,248)			52,233,352

		Shares
Common Stocks — 10.2%

Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc.		6,437	801,857
Assura plc		1,500,846	1,230,561
AvalonBay Communities, Inc.		7,286	1,187,618
Boston Properties, Inc.		7,785	945,177
British Land Co. plc (The)		90,455	835,344
Community Healthcare Trust, Inc.		10,215	260,483
EPR Properties		24,519	1,349,035
Equinix, Inc.		2,255	948,881

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Goodman Group	122,149	$831,046
Highwoods Properties, Inc.	10,361	456,091
Ichigo Hotel REIT Investment Corp.	230	282,580
Ichigo Office REIT Investment	358	265,563
Ingenia Communities Group	247,426	495,808
Invincible Investment Corp.	622	277,656
Japan Rental Housing Investments, Inc.	806	626,943
Kenedix Residential Next Investment Corp.	66	97,322
Kenedix Retail REIT Corp.	260	550,331
Liberty Property Trust	27,265	1,140,222
Link REIT	32,000	282,820
National Storage REIT	722,587	867,545
PRS REIT plc (The)(d)	268,017	374,514
Ramco-Gershenson Properties Trust	78,011	932,231
Sabra Health Care REIT, Inc.	70,520	1,291,221
Scentre Group	265,440	802,296
Secure Income REIT plc	78,824	422,131
Simon Property Group, Inc.(d)	6,612	1,033,720
Spirit Realty Capital, Inc.	86,221	694,079
Target Healthcare REIT Ltd.	339,551	516,543
Tritax Big Box REIT plc	463,405	954,979
Unibail-Rodamco SE	4,254	1,021,257
VEREIT, Inc.	104,764	712,395
Westfield Corp.	141,999	981,239

		23,469,488
Oil, Gas & Consumable Fuels — 5.1%
Andeavor Logistics LP	14,637	621,194
Antero Midstream Partners LP	27,069	725,720
Boardwalk Pipeline Partners LP	28,964	329,321
BP Midstream Partners LP	34,915	662,338
Delek Logistics Partners LP	8,264	250,812
Dominion Energy Midstream Partners LP	15,513	224,938
Energy Transfer Equity LP	26,955	425,889
Energy Transfer Partners LP	156,120	2,813,282
EnLink Midstream Partners LP	23,311	340,341
Enterprise Products Partners LP	131,960	3,541,806
EQT Midstream Partners LP	18,061	1,016,112
Genesis Energy LP	41,620	871,939
Magellan Midstream Partners LP	44,997	2,962,153
MPLX LP	82,681	2,921,120
ONEOK, Inc.	26,403	1,589,989
Phillips 66 Partners LP	8,617	427,231
Plains All American Pipeline LP	110,317	2,593,553
Shell Midstream Partners LP	25,826	557,583
Targa Resources Corp.	13,223	621,084
Valero Energy Partners LP	11,039	435,268
Western Gas Partners LP	31,656	1,521,387
Williams Cos., Inc. (The)	24,053	618,884
Williams Partners LP	44,863	1,633,013

		27,704,957
Real Estate Management & Development — 0.8%
Aroundtown SA	117,205	938,041
Atrium European Real Estate Ltd.	34,089	165,381
Entra ASA(b)	47,455	650,818
First Capital Realty, Inc.	86,388	1,350,370
Vonovia SE	17,672	885,453

		3,990,063
Total Common Stocks — 10.2% (Cost: $57,826,519)		55,164,508

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds — 17.0%

Airlines — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20	USD	400	$407,000
Latam Finance Ltd., 6.88%, 04/11/24(b)		200	205,780

			612,780
Auto Components — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(e)(f)		200	188,236

Banks — 6.3%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%(b)(e)(f)		320	341,200
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(e)(f)		1,800	1,739,790
Barclays plc, (USD Swap Semi 5 Year + 6.77%), 7.88%(e)(f)		1,659	1,769,655
BNP Paribas SA(b)(e)(f):
(USD Swap Semi 5 Year + 6.31%), 7.63%		704	758,384
(USD Swap Semi 5 Year + 4.92%), 6.75%		1,825	1,913,969
(USD Swap Semi 5 Year + 2.84%), 5.13%		700	656,250
Busan Bank Co. Ltd., 3.63%, 07/25/26		200	183,720
Credit Agricole SA(b)(e)(f):
(USD Swap Semi 5 Year + 4.90%), 7.88%		350	379,750
(USD Swap Semi 5 Year + 6.19%), 8.12%		975	1,107,844
Danske Bank A/S, (USD Swap Semi 7 Year + 3.90%), 6.13%(e)(f)		449	454,613
Gilex Holding Sarl, 8.50%, 05/02/23(b)		183	184,372
HSBC Holdings plc(e)(f):
(USD Swap Rate 5 Year + 5.51%), 6.87%		581	615,860
(USD Swap Rate 5 Year + 4.37%), 6.38%		1,475	1,519,250
(USD Swap Rate 5 Year + 3.75%), 6.00%		2,137	2,110,715
(USD Swap Rate 5 Year + 3.61%), 6.50%		920	933,901
Intesa Sanpaolo SpA, (USD Swap Semi 5 Year + 5.46%), 7.70%(b)(e)(f)		1,299	1,373,693
Inversiones Atlantida SA, 8.25%, 07/28/22(b)		400	418,500
Series WJPMorgan Chase & Co., (LIBOR USD 3 Month + 1.00%), 2.84%, 05/15/47(f)		2,557	2,297,465
Macquarie Bank Ltd.(e)(f):
(USD Swap Semi 5 Year + 3.70%), 6.13%(b)		1,704	1,640,100
(USD Swap Semi 5 Year + 3.70%), 6.13%		200	192,500
Noor Sukuk Co. Ltd., 4.47%, 04/24/23		200	199,016
Philippine National Bank, 4.25%, 04/27/23		200	198,235
Popular, Inc., 7.00%, 07/01/19		220	223,850
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(e)(f)		200	189,000
Rizal Commercial Banking Corp., 4.13%, 03/16/23		200	197,483
Royal Bank of Scotland Group plc(e)(f):
(USD Swap Semi 5 Year + 7.60%), 8.62%		2,111	2,311,545
(USD Swap Semi 5 Year + 5.72%), 8.00%		897	981,094
Santander UK plc, 5.00%, 11/07/23(b)		400	410,590
Societe Generale SA(b)(e)(f):
(USD Swap Semi 5 Year + 6.24%), 7.38%		376	398,560
(USD Swap Rate 5 Year + 5.87%), 8.00%		2,325	2,574,938
(USD Swap Semi 5 Year + 3.93%), 6.75%		775	769,187
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(e)(f)		1,560	1,647,750
Union Bank of the Philippines, 3.37%, 11/29/22		200	191,980
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(e)(f)		200	189,420

Security		Par (000)	Value
Banks (continued)
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(e)(f)	USD	2,600	$2,370,825
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(f)		200	192,287
Woori Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(e)(f)		400	392,370
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		200	193,871

			34,223,532
Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(b)		381	390,296

Capital Markets — 1.9%
CCTI Ltd., 3.63%, 08/08/22		200	191,377
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		450	437,978
Credit Suisse AG, 6.50%, 08/08/23(b)		200	216,500
Credit Suisse Group AG, (USD Swap Semi 5 Year + 3.46%), 6.25%(b)(e)(f)		1,928	1,974,342
Deutsche Bank AG(f):
(USD Swap Semi 5 Year + 5.00%), 7.50%(e)		200	199,500
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28		1,261	1,202,431
Guojing Capital BVI Ltd., 3.95%, 12/11/22		200	192,241
Huarong Finance 2017 Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%(e)(f)		200	195,115
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(e)(f)		400	373,758
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	125	148,080
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	200	198,836
Macquarie Group Ltd., (LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/23(f)		98	93,945
State Street Corp., (LIBOR USD 3 Month + 1.00%), 3.12%, 06/15/47(f)		3,396	3,078,474
UBS Group AG(e)(f):
(USD Swap Rate 5 Year + 5.50%), 6.87%		875	918,750
(USD Swap Semi 5 Year + 4.87%), 7.00%		402	430,090
(USD Swap Semi 5 Year + 4.59%), 6.87%		240	252,600

			10,104,017
Chemicals — 0.5%
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		200	199,797
4.63%, 03/14/23		200	200,109
4.88%, 03/14/25		200	198,053
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		218	222,633
Cydsa SAB de CV, 6.25%, 10/04/27(b)		849	816,101
Mexichem SAB de CV, 5.50%, 01/15/48(b)		453	412,796
Pearl Holding III Ltd., 9.50%, 12/11/22		200	197,486
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)		264	252,817
Rock International Investment, Inc., 6.63%, 03/27/20		200	177,882
UPL Corp. Ltd., 4.50%, 03/08/28		200	193,494

			2,871,168
Commercial Services & Supplies — 0.2%
ILFC E-Capital Trust I, 4.64%, 12/21/65(a)(b)		896	862,400

Communications Equipment — 0.1%
Proven Glory Capital Ltd.:

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Communications Equipment (continued)
3.25%, 02/21/22	USD	225	$215,035
4.00%, 02/21/27		200	186,717

			401,752
Construction & Engineering — 0.2%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		451	469,265
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		600	645,750
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(e)(f)		200	194,239

			1,309,254
Consumer Finance — 0.4%
CDBL Funding 1:
3.00%, 04/24/23		200	188,439
3.50%, 10/24/27		200	180,106
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		400	406,000
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		200	188,000
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		215	208,838
ILFC E-Capital Trust II, (LIBOR 3 Month + 1.80%, 14.50% Cap), 4.89%, 12/21/65(b)(f)		397	382,112
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(e)(f)		200	191,755
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	200,500
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%, 15.00% Floor), 26.00%, 04/11/22(b)(f)		302	227,557

			2,173,307
Distributors — 0.0%
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		200	193,115

Diversified Financial Services — 0.0%
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		200	193,837

Diversified Telecommunication Services — 0.0%
WTT Investment Ltd., 5.50%, 11/21/22		200	195,048

Electric Utilities — 1.0%
AES Argentina Generacion SA, 7.75%, 02/02/24(b)		451	469,270
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		200	200,200
Emera, Inc., (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(f)		375	405,750
Energuate Trust, 5.88%, 05/03/27(b)		200	197,000
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		301	327,337
Genneia SA, 8.75%, 01/20/22(b)		1,039	1,115,626
Greenko Investment Co., 4.88%, 08/16/23		400	375,976
Huachen Energy Co. Ltd., 6.63%, 05/18/20		200	181,400
Majapahit Holding BV, 7.88%, 06/29/37		200	256,760
Minejesa Capital BV, 4.63%, 08/10/30		250	236,802
Pampa Energia SA, 7.50%, 01/24/27(b)		450	457,875
Series BSouthern Co. (The), (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(f)		175	180,782
Stoneway Capital Corp., 10.00%, 03/01/27(b)		844	899,105

			5,303,883
Energy Equipment & Services — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		200	194,180

Equity Real Estate Investment Trusts (REITs) — 0.1%
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		200	195,740
Trust F/1401, 6.95%, 01/30/44		600	610,500

			806,240

Security		Par (000)	Value
Food Products — 0.6%
Arcor SAIC, 6.00%, 07/06/23(b)	USD	217	$224,595
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		200	167,038
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(b)(e)(f)		400	400,360
MARB BondCo plc, 6.88%, 01/19/25(b)		1,699	1,597,060
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		400	378,000
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		290	281,903

			3,048,956
Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 3.25%, 07/24/22		200	192,515

Hotels, Restaurants & Leisure — 0.1%
Gohl Capital Ltd., 4.25%, 01/24/27		255	245,393
Studio City Co. Ltd., 7.25%, 11/30/21		200	208,250

			453,643
Independent Power and Renewable Electricity Producers — 0.0%
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		225	218,475

Industrial Conglomerates — 0.1%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		426	440,441
CITIC Ltd., 4.00%, 01/11/28		200	187,022

			627,463
Insurance — 0.5%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		4	4,723
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.81%, 02/12/23(b)(f)		17	17,307
Dai-ichi Life Insurance Co. Ltd. (The), (LIBOR USD 3 Month + 3.66%), 4.00%(e)(f)		200	190,000
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(e)(f)		200	193,500
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(f)		200	185,450
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 5.03%, 03/15/37(f)		125	123,125
7.80%, 03/15/37		625	756,250
Meiji Yasuda Life Insurance Co., (USD Swap Rate 5 Year + 3.15%), 5.10%, 04/26/48(f)		200	204,114
Nationwide Financial Services, Inc., 6.75%, 05/15/37		175	195,125
Nippon Life Insurance Co., (USD Swap Rate 5 Year + 3.75%), 4.70%, 01/20/46(f)		200	200,500
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(f)		200	188,366
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	375,594

			2,634,054
Internet & Direct Marketing Retail — 0.1%
JD.com, Inc., 3.88%, 04/29/26		500	473,246

Leisure Products — 0.1%
Universal Entertainment Corp., 8.50% ( 8.50% Cash or 8.50% PIK), 08/24/20(b)(g)		260	264,480

Media — 0.3%
Cablevision SA, 6.50%, 06/15/21(b)		256	265,920
Viacom, Inc.(f):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57		450	454,500
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		480	486,720
Vrio Finco 1 LLC, 6.25%, 04/04/23(b)		673	678,048

			1,885,188

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining — 0.6%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22	USD	425	$443,115
China Hongqiao Group Ltd., 6.85%, 04/22/19		200	200,743
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	194,177
Energy Resources LLC, 8.00%, 09/30/22(f)		34	34,195
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		200	196,952
JSW Steel Ltd., 5.25%, 04/13/22		400	397,073
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		100	94,361
Nexa Resources SA, 5.38%, 05/04/27(b)		443	444,107
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	194,015
Vale Overseas Ltd., 6.25%, 08/10/26		273	301,092
Vedanta Resources plc, 7.13%, 05/31/23		600	612,000

			3,111,830
Multi-Utilities — 0.1%
Integrys Holding, Inc., (LIBOR USD 3 Month + 2.12%), 4.13%, 12/01/66(f)		552	550,620

Oil, Gas & Consumable Fuels — 1.8%
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		275	266,514
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/78(f)		275	268,240
Enbridge, Inc.(f):
Series 16-A(LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77		1,550	1,505,437
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77		775	720,750
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78		865	843,999
Geopark Ltd., 6.50%, 09/21/24(b)		200	199,000
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)		200	190,500
Greenko Dutch BV, 5.25%, 07/24/24		200	193,000
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		200	210,974
Petrobras Global Finance BV:
6.13%, 01/17/22		418	441,324
8.75%, 05/23/26		381	446,246
6.00%, 01/27/28(b)		275	268,084
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(e)(f)		200	195,577
Santos Finance Ltd., 4.13%, 09/14/27		200	194,700
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 2.21%), 4.05%, 05/15/67(f)		850	817,079
Transcanada Trust(f):
Series 16-A(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		1,496	1,540,880
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		525	511,403
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(b)		305	304,390
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(e)(f)		200	198,845
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		200	190,966

			9,507,908
Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(e)(f)		200	194,734
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24		200	176,002
Central China Real Estate Ltd., 6.88%, 10/23/20		200	197,900
China Aoyuan Property Group Ltd., 10.88%, 05/26/18		200	200,600
China Evergrande Group, 8.75%, 06/28/25		200	191,997
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		400	397,800
6.88%, 04/23/21		200	198,691
Easy Tactic Ltd., 7.00%, 04/25/21		200	198,971

Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd., 7.25%, 02/13/19	USD	200	$201,485
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	201,767
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	196,938
Jababeka International BV, 6.50%, 10/05/23		400	372,853
Jiayuan International Group Ltd., 8.25%, 11/14/18		200	200,499
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	198,800
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		200	189,293
8.50%, 06/30/22		200	174,149
9.38%, 06/30/24		200	172,099
KWG Property Holding Ltd., 8.98%, 01/14/19		300	306,339
Mirvac Group Finance Ltd., 3.63%, 03/18/27		200	187,384
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		200	189,474
New Metro Global Ltd., 6.50%, 04/23/21		200	197,185
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(e)(f)		200	194,986
Redco Group, 6.38%, 02/27/19		200	199,150
Ronshine China Holdings Ltd., 6.95%, 12/08/19		200	195,473
Sun Hung Kai Properties Capital Market Ltd., 4.45%(e)		200	174,516
Times China Holdings Ltd.:
6.25%, 01/23/20		200	200,342
6.25%, 01/17/21		200	194,800
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		200	185,439
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23		400	400,971

			6,290,637
Road & Rail — 0.2%
Asciano Finance Ltd., 4.75%, 03/22/28		200	194,918
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)		600	636,900

			831,818
Specialty Retail — 0.1%
Baoxin Auto Finance I Ltd.:
6.63%, 04/02/19		200	199,982
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%(e)(f)		200	187,019

			387,001
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 06/03/21		200	202,847
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	173,000

			375,847
Transportation Infrastructure — 0.1%
HPHT Finance 17 Ltd., 2.75%, 09/11/22		200	189,936
Royal Capital BV, 5.88%(e)		200	194,976

			384,912
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19		200	203,000
Digicel Group Ltd., 8.25%, 09/30/20(b)		200	178,750
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(e)(f)		300	276,750

			658,500
Total Corporate Bonds — 17.0% (Cost: $92,705,094)			91,920,138

Equity-Linked Notes — 25.7%

Aerospace & Defense — 0.9%
BNP Paribas SA (United Technologies Corp.), 9.60%, 07/24/18(b)		14	1,695,015
Deutsche Bank AG (Airbus SE), 15.39%, 06/22/18	EUR	13	1,503,930

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
JPMorgan Structured Products BV (Raytheon Co.), 10.58%, 06/14/18(b)	USD	7	$1,471,643

			4,670,588
Air Freight & Logistics — 0.6%
JPMorgan Structured Products BV (United Parcel Service, Inc.), 10.92%, 06/14/18(b)		13	1,506,843
Merrill Lynch International & Co. (FedEx Corp.), 10.07%, 05/03/18		7	1,829,937

			3,336,780
Airlines — 0.9%
BNP Paribas SA (Delta Air Lines, Inc.), 13.97%, 07/05/18(b)		32	1,702,303
Credit Suisse AG (Deutsche Lufthansa AG), 27.00%, 06/22/18	EUR	51	1,510,760
Credit Suisse AG (Southwest Airlines Co.), 15.50%, 06/14/18	USD	28	1,502,588

			4,715,651
Automobiles — 0.6%
Credit Suisse AG (Daimler AG), 9.00%, 06/22/18	EUR	19	1,504,748
Credit Suisse AG (General Motors Co.), 16.50%, 06/14/18	USD	40	1,471,176

			2,975,924
Banks — 1.7%
Credit Suisse AG (First Horizon National Corp.), 9.30%, 05/29/18		80	1,475,380
Goldman Sachs International (Citizens Financial Group, Inc.):
13.31%, 06/12/18		18	749,524
13.65%, 06/13/18		18	749,343
Jefferies LLC (Bank of America Corp.), 12.20%, 07/12/18		58	1,757,591
Royal Bank of Canada (Citigroup, Inc.), 12.39%, 05/29/18(b)		21	1,465,983
Royal Bank of Canada (First Republic Bank), 7.89%, 05/29/18(b)		17	1,533,930
Royal Bank of Canada (JPMorgan Chase & Co.), 9.76%, 05/29/18(b)		14	1,496,220

			9,227,971
Beverages — 0.6%
Nomura Bank International plc (Molson Coors Brewing Co.):
10.26%, 05/02/18		23	1,652,467
13.30%, 05/02/18		20	1,444,438

			3,096,905
Biotechnology — 0.6%
BNP Paribas SA (Amgen, Inc.), 15.59%, 06/11/18		9	1,509,507
Canadian Imperial Bank of Commerce (AbbVie, Inc.), 13.59%, 06/14/18		15	1,485,328

			2,994,835
Capital Markets — 1.6%
Nomura Bank International plc (Charles Schwab Corp. (The)):
13.10%, 07/12/18		17	905,938
13.11%, 07/13/18		17	906,144
Nomura Bank International plc (E*TRADE Financial Corp.):
13.41%, 07/16/18		15	887,653
13.43%, 07/17/18		15	887,458
Royal Bank of Canada (S&P Global, Inc.), 12.43%, 06/11/18		9	1,751,298
Societe Generale SA (Bank of New York Mellon Corp. (The)), 10.41%, 07/17/18		31	1,731,000
Toronto-Dominion Bank (The) (Goldman Sachs Group, Inc. (The)), 11.84%, 07/13/18		7	1,669,639

			8,739,130

Security		Par (000)	Value
Chemicals — 0.6%
Credit Suisse AG (Covestro AG), 13.90%, 06/22/18	EUR	16	$1,506,204
Nomura Bank International plc (Praxair, Inc.):
12.77%, 07/23/18	USD	6	877,849
12.75%, 07/24/18		6	877,849

			3,261,902
Communications Equipment — 0.3%
Canadian Imperial Bank of Commerce (Cisco Systems, Inc.), 14.39%, 05/16/18		40	1,755,635

Consumer Finance — 0.6%
Credit Suisse AG (American Express Co.), 11.00%, 06/05/18		18	1,757,958
Deutsche Bank AG (Synchrony Financial):
15.35%, 06/12/18		21	718,060
15.37%, 06/13/18		21	718,054

			3,194,072
Diversified Financial Services — 0.6%
Citigroup, Inc. (Voya Financial, Inc.), 14.59%, 05/02/18		35	1,837,110
Deutsche Bank AG (Regions Financial Corp.):
15.90%, 06/12/18 - 06/13/18		81	1,510,596

			3,347,706
Diversified Telecommunication Services — 0.6%
Credit Suisse AG (Vivendi SA), 24.20%, 05/04/18	EUR	67	1,756,909
Royal Bank of Canada (Verizon Communications, Inc.), 10.10%, 07/24/18(b)	USD	35	1,744,776

			3,501,685
Food & Staples Retailing — 0.3%
HSBC Bank plc (Sysco Corp.), 12.59%, 05/08/18		25	1,534,515

Health Care Equipment & Supplies — 2.0%
Credit Suisse AG (Danaher Corp.), 8.00%, 06/05/18		18	1,782,818
Credit Suisse AG (Koninklijke Philips NV), 20.20%, 06/22/18	EUR	35	1,499,491
Deutsche Bank AG (Edwards Lifesciences Corp.), 11.01%, 06/11/18	USD	12	1,507,766
Goldman Sachs International (Stryker Corp.):
10.29%, 06/11/18		5	870,127
10.29%, 06/12/18		5	870,126
Royal Bank of Canada (Abbott Laboratories), 11.11%, 06/01/18(b)		25	1,478,530
Royal Bank of Canada (Boston Scientific Corp.), 10.38%, 06/11/18(b)		51	1,498,126
Royal Bank of Canada (Intuitive Surgical, Inc.), 11.69%, 06/01/18(b)		3	1,424,232

			10,931,216
Health Care Providers & Services — 1.5%
BNP Paribas SA (Humana, Inc.), 13.12%, 05/01/18		5	1,565,612
BNP Paribas SA (UnitedHealth Group, Inc.), 9.00%, 07/13/18(b)		7	1,753,107
Merrill Lynch International & Co. (Cigna Corp.), 14.91%, 05/03/18		11	1,808,883
Royal Bank of Canada (Anthem, Inc.), 11.44%, 06/11/18(b)		6	1,520,024
Societe Generale SA (McKesson Corp.), 12.55%, 05/03/18		10	1,547,104

			8,194,730
Hotels, Restaurants & Leisure — 2.0%
BNP Paribas SA (Carnival Corp.), 14.79%, 05/30/18(a)(b)		23	1,487,088
BNP Paribas SA (Domino’s Pizza, Inc.), 12.69%, 06/22/18		6	1,501,947
Credit Suisse AG (Hilton Worldwide Holdings, Inc.), 9.60%, 06/14/18		19	1,470,385
Credit Suisse AG (Las Vegas Sands Corp.), 10.80%, 06/14/18		21	1,517,007

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Nomura Bank International plc (McDonald’s Corp.), 13.38%, 06/11/18	USD	11	$1,749,961
Royal Bank of Canada (Marriott International, Inc.), 14.94%, 05/08/18(b)		13	1,746,771
Royal Bank of Canada (Royal Caribbean Cruises Ltd.), 12.93%, 06/22/18(b)		13	1,471,260

			10,944,419
Household Durables — 0.3%
Canadian Imperial Bank of Commerce (DR Horton, Inc.), 16.35%, 06/14/18		33	1,483,709

Household Products — 0.3%
Nomura Bank International plc (Colgate-Palmolive Co.), 8.77%, 06/22/18		23	1,505,044

Industrial Conglomerates — 0.3%
Goldman Sachs International (Honeywell International, Inc.), 9.15%, 06/12/18		10	1,461,280

Insurance — 0.3%
Societe Generale SA (General Electric Co.), 15.95%, 07/17/18		120	1,653,682

IT Services — 0.3%
Goldman Sachs International (Cognizant Technology Solutions Corp.), 10.14%, 05/01/18		21	1,697,861

Machinery — 1.2%
BNP Paribas SA (Caterpillar, Inc.), 11.73%, 07/24/18(b)		11	1,622,391
BNP Paribas SA (Parker-Hannifin Corp.):
12.70%, 05/01/18		10	1,609,487
10.91%, 07/30/18		5	873,038
10.88%, 07/31/18		5	873,038
Merrill Lynch International & Co. (Cummins, Inc.), 16.11%, 05/01/18		11	1,767,635

			6,745,589
Multiline Retail — 0.7%
Canadian Imperial Bank of Commerce (Target Corp.):
13.13%, 05/03/18		25	1,819,006
20.80%, 05/18/18		22	1,569,032
Societe Generale SA (Dollar Tree, Inc.), 13.50%, 05/18/18		5	510,277

			3,898,315
Multi-Utilities — 0.3%
Credit Suisse AG (DTE Energy Co.), 8.60%, 05/04/18	EUR	108	1,772,562

Oil, Gas & Consumable Fuels — 0.8%
Credit Suisse AG (Royal Dutch Shell plc), 14.10%, 06/22/18	GBP	43	1,502,713
Deutsche Bank AG (Eni SpA), 20.10%, 06/22/18	EUR	77	1,506,244
Royal Bank of Canada (Chevron Corp.), 11.63%, 06/22/18(b)	USD	12	1,491,467

			4,500,424
Pharmaceuticals — 0.9%(b)
JPMorgan Structured Products BV (Bristol-Myers Squibb Co.), 13.15%, 06/14/18		29	1,517,777
JPMorgan Structured Products BV (Perrigo Co. plc):
17.55%, 05/25/18		9	701,806
17.60%, 05/29/18		9	701,534
Royal Bank of Canada (Zoetis, Inc.), 8.54%, 05/02/18		21	1,759,004

			4,680,121
Professional Services — 0.3%
Credit Suisse AG (Adecco Group AG), 25.60%, 05/04/18	CHF	24	1,573,001

Security		Par (000)	Value
Road & Rail — 1.2%
BNP Paribas SA (Union Pacific Corp.), 12.83%, 06/22/18	USD	11	$1,513,756
Canadian Imperial Bank of Commerce (JB Hunt Transport Services, Inc.):
10.18%, 07/13/18		7	872,554
10.07%, 07/16/18		7	872,789
Merrill Lynch International & Co. (CSX Corp.), 15.23%, 06/01/18		25	1,473,325
Societe Generale SA (Kansas City Southern):
14.50%, 07/16/18		8	819,170
14.49%, 07/17/18		8	818,621

			6,370,215
Semiconductors & Semiconductor Equipment — 0.3%
BNP Paribas SA (Texas Instruments, Inc.), 13.92%, 06/11/18		15	1,503,573

Software — 1.1%
Credit Suisse AG (SAP SE), 14.40%, 06/22/18	EUR	14	1,500,454
HSBC Bank plc (salesforce.com, Inc.), 13.95%, 05/16/18	USD	13	1,529,030
Nomura Bank International plc (VMware, Inc.):
25.51%, 05/29/18		6	856,925
25.65%, 05/30/18		6	856,815
Royal Bank of Canada (Microsoft Corp.), 11.95%, 06/22/18(b)		16	1,480,464

			6,223,688
Specialty Retail — 0.4%
Canadian Imperial Bank of Commerce (Home Depot, Inc. (The)), 12.77%, 05/08/18		10	1,790,187
Societe Generale SA (Burlington Stores, Inc.), 15.27%, 05/18/18		4	520,011

			2,310,198
Textiles, Apparel & Luxury Goods — 1.0%
Deutsche Bank AG (Kering SA), 8.65%, 05/04/18	EUR	4	1,781,907
JPMorgan Structured Products BV (adidas AG):
16.14%, 06/05/18(b)	USD	9	1,744,992
12.57%, 07/16/18		4	859,983
12.58%, 07/17/18		4	859,715

			5,246,597
Total Equity-Linked Notes — 25.7% (Cost: $140,253,930)			139,049,523

Foreign Agency Obligations — 0.9%

Argentina — 0.2%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%, 18.00% Floor), 26.56%, 07/07/20(f)		1,138	859,268
8.50%, 07/28/25		426	465,192

			1,324,460
China — 0.2%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	120,686
China Minmetals Corp.(e)(f):
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.07%), 4.45%	USD	300	296,895
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%		200	188,003
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	193,300
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		200	195,628
Wuhan State-Owned Asset Management Ltd. Co., 3.80%, 12/18/20		200	196,784

			1,191,296

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
India — 0.1%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27	USD	200	$187,846
Power Finance Corp. Ltd., 3.75%, 12/06/27		200	182,920
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		200	196,276

			567,042
Indonesia — 0.2%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	2,000,000	142,103
Pertamina Persero PT, 6.45%, 05/30/44	USD	200	220,745
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 05/28/25		200	199,800
4.40%, 03/01/28		200	197,760
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,000,000	144,474

			904,882
Mexico — 0.0%
Petroleos Mexicanos:
6.50%, 03/13/27	USD	212	219,549
5.35%, 02/12/28(b)		147	139,856

			359,405
South Korea — 0.1%
Export-Import Bank of Korea, 3.00%, 11/01/22		200	193,848
Korea Housing Finance Corp., 3.00%, 10/31/22		250	242,421

			436,269
Sri Lanka — 0.1%
SriLankan Airlines Ltd., 5.30%, 06/27/19		400	398,352

Total Foreign Agency Obligations — 0.9% (Cost: $5,505,688)			5,181,706

Foreign Government Obligations — 3.7%

Argentina — 0.4%
Republic of Argentina:
6.88%, 04/22/21		345	362,078
5.63%, 01/26/22		476	480,046
6.88%, 01/26/27		1,113	1,108,559
5.88%, 01/11/28		185	169,460

			2,120,143
Bahrain — 0.1%
Kingdom of Bahrain:
6.75%, 09/20/29(b)		200	184,320
6.75%, 09/20/29		225	207,360

			391,680
Brazil — 0.3%
Federative Republic of Brazil(h):
0.00%, 07/01/18	BRL	1,000	282,539
0.00%, 01/01/19		4,539	1,244,522

			1,527,061
Colombia — 0.0%
Republic of Colombia, 4.38%, 07/12/21	USD	200	205,000

Egypt — 0.4%
Arab Republic of Egypt:
0.00%, 11/13/18(h)	EGP	15,300	793,583
5.75%, 04/29/20	USD	1,001	1,026,189
8.50%, 01/31/47(b)		400	428,543

			2,248,315
Indonesia — 0.6%
Republic of Indonesia:
7.88%, 04/15/19	IDR	14,518,000	1,070,132

Security		Par (000)	Value
Indonesia (continued)
11.00%, 11/15/20	IDR	6,319,000	$502,793
3.75%, 04/25/22	USD	419	417,592
4.75%, 01/08/26		203	209,341
8.38%, 09/15/26	IDR	7,283,000	566,150
3.50%, 01/11/28	USD	200	187,391
4.35%, 01/11/48		200	185,936

			3,139,335
Lebanon — 0.1%
Lebanese Republic, 6.85%, 03/23/27		430	391,034

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	194,477

Mexico — 0.1%
United Mexican States:
8.00%, 06/11/20	MXN	3,500	189,705
7.50%, 06/03/27		5,700	304,929

			494,634
Pakistan — 0.1%
Islamic Republic of Pakistan:
8.25%, 04/15/24	USD	200	207,831
6.88%, 12/05/27		200	187,059

			394,890
Qatar — 0.0%
State of Qatar, 5.10%, 04/23/48		200	198,230

Russia — 0.4%
Russian Federation:
6.40%, 05/27/20	RUB	31,803	503,828
4.25%, 06/23/27	USD	400	390,377
7.05%, 01/19/28	RUB	73,388	1,158,405

			2,052,610
South Africa — 0.4%
Republic of South Africa:
5.50%, 03/09/20	USD	463	479,129
5.88%, 05/30/22		1,438	1,532,385

			2,011,514
Sri Lanka — 0.1%
Republic of Sri Lanka:
5.88%, 07/25/22		200	201,632
5.75%, 04/18/23		200	198,735
6.75%, 04/18/28		200	199,022

			599,389
Turkey — 0.6%
Republic of Turkey:
8.50%, 07/10/19	TRY	429	99,723
10.50%, 01/15/20		1,083	253,813
7.00%, 06/05/20	USD	399	421,346
5.63%, 03/30/21		330	340,326
11.00%, 03/02/22	TRY	1,301	299,460
5.13%, 03/25/22	USD	991	1,001,950
6.25%, 09/26/22		861	905,137
7.38%, 02/05/25		214	234,529

			3,556,284
United Arab Emirates — 0.1%
Government of United Arab Emirates, 4.13%, 10/11/47		400	365,285

Total Foreign Government Obligations — 3.7% (Cost: $20,578,945)			19,889,881

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Investment Companies — 25.0%
BlackRock Allocation Target Shares- BATS, Series A(m)		3,919,500	$39,704,536
BlackRock Floating Rate Income Portfolio, Class K(m)		3,602,751	36,712,030
iShares 0-5 Year High Yield Corporate Bond ETF(m)		346,077	16,199,865
iShares Core High Dividend ETF(m)		40,293	3,403,147
iShares Emerging Markets Dividend ETF(m)		16,531	685,871
iShares iBoxx $ High Yield Corporate Bond ETF(i)(m)		410,386	35,170,080
WisdomTree Emerging Markets High Dividend Fund		80,150	3,712,548

Total Investment Companies — 25.0% (Cost: $136,356,925)			135,588,077

		Par (000)
Non-Agency Mortgage-Backed Securities — 5.0%

Collateralized Mortgage Obligations — 1.1%
Alternative Loan Trust(a):
Series 2005-16, Class A1, 3.02%, 06/25/35	USD	86	79,927
Series 2005-72, Class A3, 2.20%, 01/25/36		153	125,178
Series 2006-OA14, Class 1A1, 3.11%, 11/25/46		142	121,765
Series 2006-OA6, Class 1A2, 2.11%, 07/25/46		137	134,510
Series 2006-OA8, Class 1A1, 2.09%, 07/25/46		355	330,577
Series 2007-OA3, Class 1A1, 2.04%, 04/25/47		359	313,498
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 2.30%, 11/25/46(a)		1,144	632,662
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2017-DNA3, Class M2, 4.40%, 03/25/30		580	601,569
Series 2018-DNA1, Class B1, 5.05%, 07/25/30		300	289,507
Federal National Mortgage Association(a):
Series 2016-C06, Class 1M2, 6.15%, 04/25/29		164	186,779
Series 2017-C01, Class 1B1, 7.65%, 07/25/29		189	222,490
Series 2017-C03, Class 1M2, 4.90%, 10/25/29		112	119,196
Series 2017-C04, Class 2M2, 4.75%, 11/25/29		164	171,456
Series 2017-C05, Class 1B1, 5.50%, 01/25/30		185	187,878
Series 2017-C05, Class 1M2, 4.10%, 01/25/30		169	171,918
Series 2017-C07, Class 1B1, 5.90%, 05/25/30		95	98,805
Series 2018-C02, Class 2M2, 4.10%, 08/25/30		1,000	1,012,195
Impac CMB Trust, Series 2005-6, Class 1A1, 2.40%, 10/25/35(a)		411	380,421
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 2.24%, 06/25/35(a)(b)		96	92,618
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 2.09%, 07/25/46(a)		132	112,026
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 05/25/36(j)		736	637,120

			6,022,095
Commercial Mortgage-Backed Securities — 3.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.02%, 09/15/34(a)(b)		630	630,021
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.10%, 04/15/35(a)(b)		500	500,000
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.95%, 12/15/36(a)(b)		350	350,000
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32(a)(b)		700	697,434
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSNY, Class F, 5.40%, 09/15/26		700	699,044
Series 2016-ISQ, Class E, 3.73%, 08/14/34(c)		700	628,250
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		134	135,923

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(a)(b)	USD	200	$191,671
BWAY Mortgage Trust(a)(b):
Series 2013-1515, Class F, 4.06%, 03/10/33		700	663,671
Series 2015-1740, Class E, 4.81%, 01/10/35		500	473,256
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)(b)		410	406,941
Commercial Mortgage Trust:
Series 2015-CR23, Class D, 4.39%, 05/10/48(a)		1,000	814,980
Series 2015-CR23, Class E, 3.23%, 05/10/48(b)		320	206,431
Series 2015-CR25, Class D, 3.95%, 08/10/48(a)		110	89,286
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		400	328,439
Series 2015-LC21, Class C, 4.45%, 07/10/48(a)		700	674,298
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		700	562,702
Series 2017-DLTA, Class F, 4.48%, 08/15/35(a)(b)		640	631,590
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 02/10/34(a)(b)		600	568,638
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 09/10/49(a)(b)		700	578,929
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)(c)		420	378,681
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		485	479,732
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		350	343,470
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(b)		500	488,623
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 4.40%, 07/15/32(a)(b)		130	130,448
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 06/10/47(a)(b)		290	245,208
Series 2015-GC32, Class D, 3.35%, 07/10/48		1,000	806,185
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		560	444,776
JPMorgan Chase Commercial Mortgage Securities(a):
Series 2003-PM1A, Class G, 6.34%, 08/12/40(b)(c)		269	272,514
Series 2015-JP1, Class D, 4.40%, 01/15/49		500	465,638
Series 2015-JP1, Class E, 4.40%, 01/15/49(b)		711	616,143
Series 2015-UES, Class E, 3.74%, 09/05/32(b)		500	491,968
Series 2017-MAUI, Class F, 5.65%, 07/15/34(b)		700	703,504
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31(a)(b)		150	143,370
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 7.50%, 09/15/28(a)(b)		597	602,320
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(a)(b)		270	256,114
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(a)		165	160,141
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	575,670
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		500	398,797
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	196,510
Morgan Stanley Capital I Trust(a)(b):

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2014-CPT, Class G, 3.56%, 07/13/29	USD	700	$673,870
Series 2015-MS1, Class D, 4.16%, 05/15/48		700	593,236
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 4.95%, 11/15/34(a)(b)		380	382,268
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		500	398,581
Series 2015-NXS4, Class D, 3.75%, 12/15/48(a)		350	304,360
WFCM_18-C44:
Series 2018-C44, Class C, 1.00%, 05/14/51(a)		170	169,158
Series 2018-C44, Class D, 3.00%, 05/14/51(b)		240	185,970

			20,738,759
Interest Only Commercial Mortgage-Backed Securities — 0.1%(a)
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.34%, 02/10/47		1,176	40,920
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.50%, 10/15/48(b)		4,650	394,227

			435,147

Total Non-Agency Mortgage-Backed Securities — 5.0% (Cost: $26,846,402)			27,196,001

Preferred Securities — 4.7%

Capital Trusts — 4.1%(e)
Banks — 1.7%
Bank of America Corp.(a):
Series X, 6.25%		1,518	1,582,515
Series FF, 5.87%		675	673,650
Citigroup, Inc.(a):
5.90%		180	183,938
Series M, 6.30%		525	536,681
Series P, 5.95%		706	714,825
Citizens Financial Group, Inc., 5.50%		75	76,875
Fifth Third Bancorp, Series J, 4.90%		650	653,250
JPMorgan Chase & Co.(a):
Series Q, 5.15%		387	383,130
Series R, 6.00%		475	483,161
Series X, 6.10%		600	621,750
M&T Bank Corp., Series F, 5.13%		625	622,250
SunTrust Banks, Inc.(a):
Series G, 5.05%		830	818,629
Series H, 5.13%		1,150	1,101,125
Wells Fargo & Co., Series S, 5.90%		833	847,578

			9,299,357
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The), Series F, 4.62%		1,175	1,130,937
Goldman Sachs Group, Inc. (The)(a):
Series M, 5.38%		390	398,775
Series P, 5.00%		1,200	1,152,768
Series O, 5.30%		145	143,550
Northern Trust Corp., Series D, 4.60%		700	682,500

			3,508,530
Consumer Finance — 0.4%
Discover Financial Services, Series C, 5.50%		575	563,500
General Motors Financial Co., Inc., Series A, 5.75%		1,550	1,528,300

			2,091,800
Insurance — 0.4%
Progressive Corp. (The), Series B, 5.37%		335	336,256
XLIT Ltd., Series E, 4.81%		1,385	1,383,269

			1,719,525

Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.0%
Andeavor Logistics LP, Series A, 6.87%	USD	2,275	$2,312,537
EnLink Midstream Partners LP, Series C, 6.00%		1,600	1,500,000
Plains All American Pipeline LP, Series B, 6.13%		1,550	1,507,375

			5,319,912
Total Capital Trusts — 4.1% (Cost: $22,053,792)			21,939,124

		Shares
Preferred Stocks — 0.4%

Capital Markets — 0.4%
Morgan Stanley, Series K, 5.85%(a)(e)		83,000	2,128,950

Consumer Finance — 0.0%
SLM Corp., Series B, 3.82%(a)(e)		3,500	248,500

Total Preferred Stocks — 0.4% (Cost: $2,351,704)			2,377,450

Trust Preferreds — 0.2%
Banks — 0.2%
KeyCorp, Series E, 6.13%(e)		32,500	881,725
Electric Utilities — 0.0%
Entergy Arkansas, Inc., 4.88%, 09/01/66		1,210	29,294
Entergy Louisiana LLC, 4.88%, 09/01/66		4,525	109,686
Entergy Mississippi, Inc., 4.90%, 10/01/66		401	9,680
Entergy Texas, Inc., 5.63%, 06/01/64		4,716	119,551
Total Trust Preferreds — 0.2% (Cost: $1,075,600)			1,149,936

Total Preferred Securities — 4.7% (Cost: $25,481,096)			25,466,510

Total Long-Term Investments — 101.8% (Cost: $557,146,847)			551,689,696

		Par (000)
Short- Term Securities — 13.2%

Foreign Government Obligations — 0.0%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills, 0.00%, 10/16/18(h)	EGP	325	17,066

Total Foreign Government Obligations — 0.0% (Cost: $17,139)			17,066

		Shares
Money Market Funds — 13.2%(k)(m)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%		41,416,282	41,416,282
SL Liquidity Series LLC, Money Market Series, 1.99%(l)		30,047,568	30,047,568

Total Money Market Funds — 13.2% (Cost: $71,463,847)			71,463,850

Total Short-Term Securities — 13.2% (Cost: $71,480,986)			71,480,916

Total Investments — 115.0% (Cost: $628,627,833)			623,170,612

Liabilities in Excess of Other Assets — (15.0)%			(81,288,767)

Net Assets — 100.0%			$541,881,845

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Security, or a portion of the security, is on loan.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Annualized 7-day yield as of period end.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/2018	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	$19,500,525	$1,915,757	(b)	$—	$41,416,282	$41,416,282	$144,565		$63	$—
SL Liquidity Series, LLC, Money Market Series	5,703,187	24,344,381	(b)	—	30,047,568	30,047,568	172,379	(c)	300	573
BlackRock Allocation Target Shares - BATS, Series A	1,947,076	1,972,424		—	3,919,500	39,704,536	784,504		139,558	(34,787)
BlackRock Floating Rate Income Portfolio, Class K	2,602,764	4,466,843		(3,466,856)	3,602,751	36,712,030	604,042		(87,839)	156,926
BlackRock High Yield Portfolio, Class K	455,141	502,652		(957,793)	—	—	47,478		18,762	4,546
iShares 0-5 Year High Yield Corporate Bond ETF	—	346,077		—	346,077	16,199,865	310,405		—	(150,426)
iShares Core High Dividend ETF	40,293	—		—	40,293	3,403,147	92,940		—	(84,486)
iShares Core S&P 500 ETF	—	80,906		(80,906)	—	—	—		(597,318)	—
iShares Emerging Markets Dividend ETF	16,531	—		—	16,531	685,871	25,078		—	34,991
iShares iBoxx $ High Yield Corporate Bond ETF	138,376	272,010		—	410,386	35,170,080	877,373		—	(798,186)
iShares U.S. Preferred Stock ETF	246,997	—		(246,997)	—	—	43,657		100,157	223,876

Total						$203,339,379	$3,102,421		$(426,317)	$(646,973)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation(Depreciation)
Long Contracts
DAX Index	7	06/15/18	$2,665	$63,473
EURO STOXX 50 Index	1,039	06/15/18	43,588	1,549,107
MSCI Emerging Markets E-Mini Index	344	06/15/18	19,818	(988,398)
S&P 500 E-Mini Index	463	06/15/18	61,278	(585,617)
U.S. Treasury 10 Year Note	67	06/20/18	8,015	8,288
U.S. Treasury Long Bond	35	06/20/18	5,035	56,650
U.S. Treasury 2 Year Note	296	06/29/18	62,766	(156,568)
U.S. Treasury 5 Year Note	214	06/29/18	24,291	(134,013)

				$(187,078)

Short Contracts
Euro-Bobl	1	06/07/18	158	$(623)
Euro-Schatz	1	06/07/18	135	(68)
EUR Currency	71	06/18/18	10,759	239,485
JPY Currency	24	06/18/18	2,753	89,222
U.S. Treasury 10 Year Ultra Note	16	06/20/18	2,046	7,521
U.S. Treasury Ultra Bond	7	06/20/18	1,100	(23,010)

				$312,527

				$125,449

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	3,971,940	USD	193,000	Citibank NA	05/02/18	$612
USD	193,626	ARS	3,971,940	Citibank NA	05/02/18	14
USD	386,000	ARS	7,913,000	Deutsche Bank AG	05/02/18	282
USD	277,712	EUR	224,823	JP Morgan Chase Bank NA	05/15/18	5,956

						6,864

ARS	7,913,000	USD	385,873	Deutsche Bank AG	05/02/18	(155)
USD	294,634	IDR	4,129,300,316	JP Morgan Chase Bank NA	06/08/18	(730)

						(885)

Net Unrealized Appreciation						$5,979

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	120	$(2,436)	$(412)	$(2,024)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/20	USD	80	(1,608)	(292)	(1,316)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	40	(1,118)	512	(1,630)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	20	(559)	272	(831)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	10	(280)	139	(419)
Republic of Indonesia	1.00%	Quarterly	Citibank NA	06/20/23	USD	220	287	102	185

							$(5,714)	$321	$(6,035)

12

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio

Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	New Russian Ruble
TRY	Turkish Lira
USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Pay-In-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$45,997,949	$6,235,403	$52,233,352
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	13,163,520	10,305,968	—	23,469,488
Oil, Gas & Consumable Fuels	27,704,957	—	—	27,704,957
Real Estate Management & Development	1,350,370	2,639,693	—	3,990,063
Corporate Bonds(a)	—	91,920,138	—	91,920,138
Equity-Linked Notes(a)	—	139,049,523	—	139,049,523
Foreign Agency Obligations	—	5,181,706	—	5,181,706
Foreign Government Obligations	—	19,889,881	—	19,889,881
Investment Companies	135,588,077	—	—	135,588,077
Non-Agency Mortgage-Backed Securities	—	25,916,556	1,279,445	27,196,001
Preferred Securities:
Banks	881,725	9,299,357	—	10,181,082
Capital Markets	2,128,950	3,508,530	—	5,637,480
Consumer Finance	248,500	2,091,800	—	2,340,300
Electric Utilities	268,211	—	—	268,211
Insurance	—	1,719,525	—	1,719,525
Oil, Gas & Consumable Fuels	—	5,319,912	—	5,319,912
Short-Term Securities:
Foreign Government Obligations	—	17,066	—	17,066
Money Market Funds	41,416,282	—	—	41,416,282

Subtotal	$222,750,592	$362,857,604	$7,514,848	$593,123,044

Investments valued at NAV(b)				$30,047,568
Total Investments				$623,170,612

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$185	$—	$185
Equity contracts	1,612,580	—	—	1,612,580
Foreign currency exchange contracts	328,707	6,864	—	335,571
Interest rate contracts	72,459	—	—	72,459
Liabilities:
Credit contracts	—	(6,220)	—	(6,220)
Equity contracts	(1,574,015)	—	—	(1,574,015)
Foreign currency exchange contracts	—	(885)	—	(885)
Interest rate contracts	(314,282)	—	—	(314,282)

Total	$125,449	$(56)	$—	$125,393

(a)	See above Schedule of Investments for values in each industry.
(b)	As of April 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between Level 1 and Level 2.

14

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Equity-Linked Notes	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of July 31, 2017	$2,725,000	$2,487,569	$620,060	$184,537	$6,017,166
Transfers into Level 3	478,315	—	—	—	478,315
Transfers out of Level 3	(2,725,000)	—	—	(184,537)	(2,909,537)
Accrued discounts/premiums	205	—	17	—	222
Net realized gain (loss)	3,646	25,559	(6,038)	—	23,167
Net change in unrealized appreciation (depreciation)(a)	(38,162)	14,428	(48,723)	—	(72,457)
Purchases	5,844,375	—	748,104	—	6,592,479
Sales	(52,976)	(2,527,556)	(33,975)	—	(2,614,507)

Closing Balance, as of April 30, 2018	$6,235,403	$—	$1,279,445	$—	$7,514,848

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018(a)	$(38,162)	$—	$(48,723)	$—	$(86,885)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

15

Schedule of Investments (unaudited) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 9.7%
Accredited Mortgage Loan Trust, Series 2004-4, Class M2, 3.47%, 01/25/35(a)	USD	1,875	$1,799,611
Accunia European CLO I BV, Series 1X, Class E, 7.00%, 07/15/29(a)	EUR	400	487,274
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29(a)		165	202,727
Allegro CLO II Ltd., Series 2014-1A, Class CR, 6.21%, 01/21/27(a)(b)	USD	500	500,992
Allegro CLO VI Ltd.(a)(b):
Series 2017-2A, Class A, 2.86%, 01/17/31		5,350	5,370,890
Series 2017-2A, Class B, 3.23%, 01/17/31		1,000	1,003,569
Series 2017-2A, Class D, 4.48%, 01/17/31		1,580	1,581,283
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, 2.64%, 10/18/27		15,000	15,022,939
Series 2012-5A, Class A2R3, 2.98%, 10/18/27		7,000	7,010,300
ALM VII Ltd.(a)(b):
Series 2012-7A, Class A1R, 3.83%, 10/15/28		18,000	18,211,800
Series 2012-7A, Class CR, 6.20%, 10/15/28		3,750	3,770,387
ALM VII R Ltd.(a)(b):
Series 2013-7RA, Class A1R, 3.76%, 10/15/28		4,175	4,205,727
Series 2013-7RA, Class A2R, 4.35%, 10/15/28		1,000	1,004,913
Series 2013-7RA, Class BR, 5.05%, 10/15/28		1,000	1,015,026
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A, Class BR, 5.10%, 10/15/27		1,500	1,509,582
Series 2013-7R2A, Class CR, 6.45%, 10/15/27		1,000	1,006,611
ALM VIII Ltd.(a)(b):
Series 2013-8A, Class A1R, 3.84%, 10/15/28		13,250	13,312,116
Series 2013-8A, Class CR, 6.30%, 10/15/28		2,250	2,263,290
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R, 3.40%, 04/16/27		4,000	4,006,689
Series 2015-12A, Class C2R, 5.55%, 04/16/27		1,500	1,502,169
ALM XIX Ltd., Series 2016-19A, Class C, 6.70%, 07/15/28(a)(b)		2,000	2,026,195
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class C1R, 5.55%, 07/15/27		4,000	4,005,979
Series 2015-16A, Class D, 7.70%, 07/15/27		1,750	1,752,461
ALM XVII Ltd., Series 2015-17A, Class C1, 6.50%, 01/15/28(a)(b)		1,000	1,003,762
ALM XVIII Ltd., Series 2016-18A, Class D, 9.95%, 07/15/27(a)(b)		500	503,567
American Express Credit Account Master Trust, Series 2017-5, Class A, 2.28%, 02/18/25(a)		2,740	2,753,942
AmeriCredit Automobile Receivables Trust:
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	1,985,301
Series 2016-3, Class A3, 1.46%, 05/10/21		2,450	2,433,957
Series 2017-2, Class A3, 1.98%, 12/20/21		460	455,215
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 6.26%, 12/09/26(a)(b)		1,350	1,361,838

Security	Par (000)		Value
Asset-Backed Securities (continued)
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.94%, 05/26/28(a)(b)	USD	1,500	$1,508,073
AMMC CLO 19 Ltd., Series 2016-19A, Class E, 9.35%, 10/15/28(a)(b)		1,000	1,011,976
AMMC CLO 21 Ltd., Series 2017-21A, Class A, 3.03%, 11/02/30(a)(b)		1,750	1,758,443
AMMC CLO XII Ltd., Series 2013-12A, Class AR, 3.01%, 11/10/30(a)(b)		2,000	2,008,234
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A1, 2.70%, 11/25/32(a)		4,438	4,387,425
AMSR Trust(a)(b):
Series 2016-SFR1, Class D, 4.30%, 11/17/33		5,045	5,069,944
Series 2016-SFR1, Class E, 5.05%, 11/17/33		9,525	9,648,917
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, 3.33%, 04/13/31(a)(b)		2,400	2,395,218
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class B, 3.86%, 01/28/31		3,400	3,398,074
Series 2014-3RA, Class C, 4.21%, 01/28/31		1,250	1,241,325
Series 2014-3RA, Class D, 4.96%, 01/28/31		1,000	996,385
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, 4.96%, 01/28/31(a)(b)		2,250	2,241,879
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class C, 4.20%, 01/15/30(a)(b)		1,850	1,837,192
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class CR, 4.75%, 07/15/30(a)(b)		1,000	1,002,553
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, 3.31%, 10/15/27(a)(b)		10,000	10,013,608
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, 6.56%, 07/28/28(a)(b)		4,000	4,019,895
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class D, 6.35%, 01/15/29		1,350	1,361,063
Series 2016-9A, Class E, 9.60%, 01/15/29		1,000	1,014,941
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, 3.59%, 10/13/30(a)(b)		4,000	4,023,121
Annisa CLO Ltd., Series 2016-2A, Class E, 9.61%, 07/20/28(a)(b)		500	504,538
Antares CLO Ltd., Series 2017-2A, Class A, 3.10%, 01/20/30(a)(b)		5,000	4,994,088
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(a)(b)		2,400	2,406,445
Apidos CLO XV(a)(b)(c):
Series 2013-15A, Class A1RR, 3.37%, 04/20/31		5,000	4,997,200
Series 2013-15A, Class CRR, 4.21%, 04/20/31		1,000	1,000,000
Series 2013-15A, Class DRR, 5.06%, 04/20/31		1,000	1,000,000
Apidos CLO XVIII, Series 2014-18A, Class A1R, 3.48%, 07/22/26(a)(b)		6,500	6,509,424
Apidos CLO XX(a)(b):
Series 2015-20A, Class A1R, 3.68%, 01/16/27		7,750	7,755,740
Series 2015-20A, Class BR, 4.95%, 01/16/27		1,750	1,753,024
Apidos CLO XXI, Series 2015-21A, Class A1, 3.79%, 07/18/27(a)(b)		4,375	4,384,630
Apidos CLO XXII, Series 2015-22A, Class D, 8.36%, 10/20/27(a)(b)		1,000	1,010,940
Apidos CLO XXIII, Series 2015-23A, Class D2, 8.30%, 01/15/27(a)(b)		1,000	1,001,312
Apidos CLO XXV, Series 2016-25A, Class A1, 3.82%, 10/20/28(a)(b)		17,000	17,058,007
Aqueduct European CLO DAC, Series 2017-2X, Class E, 4.40%, 10/15/30(a)	EUR	219	252,777
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, 3.60%, 09/15/26	USD	990	995,180
Series 2017-FL1, Class A, 3.20%, 04/15/27		2,080	2,091,114

1

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30(a)	EUR	468	$575,652
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30(a)		400	499,565
Ares XL CLO Ltd., Series 2016-40A, Class C, 6.05%, 10/15/27(a)(b)	USD	2,250	2,260,517
Ares XLI CLO Ltd.(a)(b):
Series 2016-41A, Class A, 3.76%, 01/15/29		950	957,114
Series 2016-41A, Class D, 6.55%, 01/15/29		900	912,033
Ares XLII CLO Ltd., Series 2017-42A, Class D, 5.81%, 01/22/28(a)(b)		1,000	1,007,367
Ares XLV CLO Ltd., Series 2017-45A, Class D, 4.58%, 10/15/30(a)(b)		1,500	1,500,831
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, 0.00%, 01/15/30(a)(b)		2,250	2,189,561
Ares XLVII CLO Ltd.(a)(b):
Series 2018-47A, Class B, 3.80%, 04/15/30(c)		1,400	1,395,800
Series 2018-47A, Class C, 4.10%, 04/15/30(c)		800	797,600
Series 2018-47A, Class D, 5.05%, 04/15/30(c)		3,500	3,494,750
Series 2018-47A, Class E, 7.85%, 04/15/30		1,000	984,092
Series 2018-47A, Class SUB, 0.00%, 04/15/30(c)		4,500	3,825,000
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, 6.11%, 07/28/29(a)(b)		1,000	1,010,259
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 5.60%, 10/17/24(a)(b)		700	700,517
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, 6.22%, 12/05/25(a)(b)		1,000	1,012,747
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA, Class A2A, 3.91%, 05/15/30(c)		1,000	1,000,000
Series 2014-32RA, Class B, 4.16%, 05/15/30(c)		700	700,000
Series 2014-32RA, Class C, 5.26%, 05/15/30(c)		500	496,875
Series 2014-32RA, Class D, 8.21%, 05/15/30		1,000	999,939
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, 3.52%, 10/15/30		3,000	3,017,739
Series 2015-4A, Class A3R, 3.85%, 10/15/30		1,500	1,497,596
Series 2015-4A, Class DR, 8.50%, 10/15/30		4,000	4,026,068
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, 5.88%, 11/30/28(a)(b)		1,500	1,510,091
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A, Class B, 3.85%, 01/15/31		1,300	1,303,509
Series 2018-10A, Class D, 5.10%, 01/15/31		2,000	1,976,492
Atrium VIII(a)(b):
Series 8A, Class ER, 9.61%, 10/23/24		1,750	1,780,343
Series 8A, Class SUB, 0.00%, 10/23/24		11,500	8,072,770
Atrium X, Series 10A, Class DR, 5.35%, 07/16/25(a)(b)		1,000	1,000,766
Aurium CLO II DAC, Series 2X, Class E, 5.95%, 07/13/29(a)	EUR	578	702,458
Avoca CLO XV DAC, Series 15X, Class ER, 4.13%, 04/15/31(a)		670	767,484
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 01/15/30(a)		271	335,688
BA Credit Card Trust, Series 2018-A1, Class A1, 2.70%, 07/17/23	USD	4,000	3,974,694
Babson CLO Ltd(a)(b):
Series 2015-IA, Class AR, 3.35%, 01/20/31		15,000	15,034,977
Series 2016-1A, Class E, 8.91%, 04/23/27		2,450	2,456,562
Series 2016-2A, Class E, 9.26%, 07/20/28		1,000	1,015,508
Bear Stearns Asset-Backed Securities I Trust(a)(b):
Series 2005-HE1, Class M2, 3.14%, 01/25/35		2,110	2,079,088
Series 2006-EC2, Class M2, 2.32%, 02/25/36		5,801	5,690,997
Series 2006-HE7, Class 1A2, 2.07%, 09/25/36		1,683	1,868,086
Series 2007-HE1, Class 21A2, 2.06%, 01/25/37		1,933	1,891,380
Series 2007-HE2, Class 22A, 2.04%, 03/25/37		5,446	5,247,373

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, 2.04%, 03/25/37	USD	7,531	$7,441,735
Series 2007-HE3, Class 2A, 2.04%, 04/25/37		8,152	8,591,915
Series 2007-HE5, Class 2A, 2.12%, 06/25/47(c)		24,573	23,027,829
Bear Stearns Asset-Backed Securities Trust(a)(b):
Series 2004-HE3, Class M2, 3.62%, 04/25/34		5,200	5,380,203
Series 2005-4, Class M2, 3.10%, 01/25/36		2,523	2,485,551
Series 2006-1, Class M1, 2.40%, 02/25/36		1,184	1,180,857
Benefit Street Partners CLO IV Ltd.(a)(b):
Series 2014-IVA, Class A1R, 3.85%, 01/20/29		1,790	1,797,607
Series 2014-IVA, Class A2R, 4.41%, 01/20/29		2,500	2,516,617
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 9.03%, 07/20/28(a)(b)		500	503,812
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, 3.60%, 10/18/29(a)(b)		10,000	10,055,974
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, 4.35%, 01/15/29(a)(b)		2,000	2,012,363
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A, Class C, 5.40%, 10/15/30		1,500	1,496,493
Series 2017-12A, Class D, 8.76%, 10/15/30		1,500	1,509,985
Betony CLO Ltd., Series 2015-1A, Class CR, 5.20%, 04/15/27(a)(b)		1,000	1,003,036
Bilbao CLO I DAC, Series 1X, Class D, 0.00%, 07/20/31(a)	EUR	550	642,262
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 5.80%, 07/15/26(a)(b)	USD	1,500	1,501,806
BlueMountain CLO Ltd.(a)(b):
Series 2012-2A, Class AR, 3.30%, 11/20/28		22,700	22,754,677
Series 2013-1A, Class A1R, 3.76%, 01/20/29		1,350	1,356,438
Series 2013-2A, Class A1R, 3.54%, 10/22/30		1,000	1,006,124
Series 2013-4A, Class DR, 5.50%, 04/15/25		1,000	1,001,271
Series 2014-1A, Class A1R, 3.62%, 04/30/26		2,744	2,747,290
Series 2014-4A, Class A1R, 3.33%, 11/30/26		7,500	7,500,881
Series 2016-2A, Class D, 8.88%, 08/20/28		1,000	1,008,112
Bowman Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, 3.10%, 11/23/25		3,500	3,506,459
Series 2014-1A, Class D2R, 5.27%, 11/23/25		500	500,437
BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.25%, 06/15/27(a)(b)		1,400	1,403,896
Burnham Park CLO Ltd.(a)(b):
Series 2016-1A, Class A, 3.79%, 10/20/29		12,000	12,064,121
Series 2016-1A, Class D, 6.21%, 10/20/29		1,000	1,006,748
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Class A1, 2.26%, 03/15/23		1,400	1,382,184
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 05/25/29(a)	EUR	200	241,607
Cairn CLO VII BV, Series 2016-7X, Class E, 6.35%, 01/31/30(a)		400	494,994
Canyon Capital CLO Ltd.(a)(b):
Series 2006-1A, Class A1, 2.37%, 12/15/20	USD	1,766	1,765,770
Series 2016-1A, Class C, 5.90%, 04/15/28		2,750	2,768,984
Series 2016-1A, Class E, 9.85%, 04/15/28		1,000	1,006,890
Series 2016-2A, Class E, 9.10%, 10/15/28		1,000	1,010,630
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00%, 01/17/23		2,655	2,613,843
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class BR, 4.85%, 10/14/28		2,000	2,010,733
Series 2012-4A, Class BR, 4.26%, 01/20/29		7,250	7,291,162
Series 2012-4A, Class C1R, 4.96%, 01/20/29		1,500	1,516,702
Series 2013-1A, Class CR, 5.18%, 08/14/30		1,500	1,505,996
Series 2013-4A, Class DRR, 4.37%, 01/15/31		1,000	993,932
Series 2014-3A, Class A1AR, 3.52%, 07/27/26		1,100	1,101,175
Series 2015-1A, Class E1, 7.66%, 04/20/27		1,000	1,006,616
Series 2015-2A, Class A1, 3.84%, 04/27/27		6,000	6,003,150

2

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Asset-Backed Securities (continued)
Series 2015-4A, Class D, 8.46%, 10/20/27	USD	1,000		$1,011,454
Series 2016-1A, Class C, 7.26%, 04/20/27		1,250		1,253,077
Series 2016-1A, Class D, 9.96%, 04/20/27		1,000		1,002,626
Carlyle Global Market Strategies Euro CLO DAC, Series 2016-1X, Class D, 6.50%, 05/17/29(a)	EUR	400		483,739
Carlyle US CLO Ltd., Series 2017-2A, Class C, 6.06%, 07/20/31(a)(b)	USD	1,000		1,005,968
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 02/16/21		2,000		1,980,133
Series 2018-1, Class A3, 2.48%, 11/15/22		2,820		2,790,047
Carrington Mortgage Loan Trust(a)(b):
Series 2006-FRE1, Class A4, 2.15%, 04/25/36		2,876		2,324,619
Series 2006-NC2, Class A3, 2.05%, 06/25/36		—	(d)	—
Series 2006-NC5, Class A3, 2.05%, 01/25/37		4,000		2,863,931
Series 2007-HE1, Class A2, 2.05%, 06/25/37		4,068		4,031,863
Catskill Park CLO Ltd., Series 2017-1A, Class C, 6.06%, 04/20/29(a)(b)		1,000		1,009,812
CBAM Ltd.(a)(b):
Series 2017-3A, Class A, 3.58%, 10/17/29		10,000		10,060,045
Series 2018-5A, Class A, 3.32%, 04/17/31(c)		4,500		4,500,000
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.87%, 03/25/37(e)		7,612		4,273,815
C-BASS Trust, Series 2006-CB6, Class A23, 2.05%, 07/25/36(a)		—	(d)	—
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 3.29%, 06/09/30(a)(b)		3,600		3,621,431
Cedar Funding IV CLO Ltd.(a)(b):
Series 2014-4A, Class AR, 3.59%, 07/23/30		8,375		8,416,439
Series 2014-4A, Class DR, 6.01%, 07/23/30		2,000		2,014,770
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class A1, 3.22%, 04/20/31		8,900		8,884,252
Series 2018-9A, Class SUB, 0.00%, 04/20/31		3,950		3,520,415
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 5.45%, 07/17/28(a)(b)		2,000		2,011,050
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 3.67%, 10/20/28(a)(b)		1,750		1,756,571
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A1, 3.03%, 01/20/31(a)(b)		7,800		7,795,059
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, 3.60%, 10/17/30		7,500		7,562,224
Series 2017-8A, Class E, 8.70%, 10/17/30		1,000		1,005,892
Cent CLO 17 Ltd.(a)(b)(c):
Series C17A, Class A1AR, 3.39%, 04/30/31		8,000		7,996,000
Series C17A, Class A2R, 3.96%, 04/30/31		1,750		1,749,125
Series C17A, Class BR, 4.20%, 04/30/31		1,000		999,500
Series C17A, Class CR, 5.15%, 04/30/31		1,000		999,500
Series C17A, Class DR, 8.36%, 04/30/31		1,000		999,500
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.69%, 10/29/25(a)(b)		2,006		2,009,654
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 9.13%, 10/15/26(a)(b)		1,000		1,009,766
Chesapeake Funding II LLC(b):
Series 2016-1A, Class A1, 2.11%, 03/15/28		—	(d)	—
Series 2017-3A, Class A1, 1.91%, 08/15/29		1,612		1,593,394
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, 3.57%, 10/18/30		5,000		5,022,663
Series 2014-2A, Class A3LR, 4.19%, 05/24/26		1,000		999,541
Series 2014-3A, Class B1R, 3.86%, 07/22/26		1,000		1,002,290
Series 2014-3A, Class DR, 5.51%, 07/22/26		1,000		1,001,322
Series 2014-4A, Class A1R, 3.73%, 10/17/26		3,500		3,504,433
Series 2014-5A, Class CR, 5.05%, 01/17/27		1,000		1,001,390
Series 2014-V, 3.75%, 01/17/27		16,250		16,271,210
Series 2015-4A, Class C1, 6.16%, 10/20/27		1,100		1,107,211

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2016-1A, Class A, 3.84%, 10/21/28	USD	1,750	$1,758,297
Series 2016-1A, Class E, 9.11%, 10/21/28		1,000	1,010,398
Series 2018-1A, Class B, 3.56%, 04/18/31		1,000	991,613
Series 2018-1A, Class D, 4.81%, 04/18/31		1,000	989,967
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.92%, 04/07/22		1,095	1,076,350
Series 2017-A7, Class A7, 2.27%, 08/08/24(a)		4,000	4,011,184
Series 2018-A1, Class A1, 2.49%, 01/20/23		4,000	3,952,333
Clear Creek CLO Ltd.(a)(b):
Series 2015-1A, Class AR, 3.56%, 10/20/30		7,000	7,039,242
Series 2015-1A, Class BR, 3.96%, 10/20/30		2,000	1,991,961
CNH Equipment Trust, Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,379,540
Cole Park CLO Ltd., Series 2015-1A, Class E, 8.46%, 10/20/28(a)(b)		1,000	1,005,658
Colony American Homes(a)(b):
Series 2015-1A, Class D, 4.05%, 07/17/32		3,675	3,674,990
Series 2015-1A, Class E, 4.90%, 07/17/32		12,772	12,810,008
Colony Starwood Homes Trust(a)(b):
Series 2016-1A, Class D, 5.00%, 07/17/33		14,540	14,603,447
Series 2016-1A, Class E, 6.05%, 07/17/33		20,520	21,094,901
Series 2016-2A, Class D, 4.25%, 12/17/33		11,450	11,562,676
Series 2016-2A, Class E, 5.25%, 12/17/33		13,195	13,428,547
Conseco Finance Corp.:
Series 1996-5, Class M1, 8.05%, 07/15/27(a)		1,492	1,487,942
Series 1997-7, Class M1, 7.03%, 07/15/28(a)		5,100	5,066,928
Series 1998-8, Class A1, 6.28%, 09/01/30		8,759	9,145,506
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 3.63%, 09/01/33(a)		10,530	10,338,290
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 04/15/24(b)		7,480	7,414,113
Credit-Based Asset Servicing & Securitization LLC(a)(b):
Series 2007-CB6, Class A4, 2.24%, 07/25/37		2,160	1,444,681
Series 2007-RP1, Class A, 2.21%, 05/25/46		7,377	6,500,946
Cumberland Park CLO Ltd., Series 2015-2A, Class ER, 8.01%, 07/20/28(a)(b)(c)		1,833	1,833,000
CVC Cordatus Loan Fund VIII DAC(a)(b):
Series 8X, Class E, 5.70%, 04/23/30	EUR	300	371,180
Series 8X, Class F, 4.90%, 04/23/30		154	184,285
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 2.05%, 10/15/36(a)	USD	1,527	1,431,624
Dewolf Park CLO Ltd., Series 2017-1A, Class A, 3.56%, 10/15/30(a)(b)		3,000	3,008,647
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.50%, 12/15/26(a)		2,265	2,279,213
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 3.51%, 10/15/26(a)(b)		1,445	1,446,900
Dryden 37 Senior Loan Fund, Series 2015-37A, Class ER, 6.87%, 01/15/31(a)(b)		1,000	957,114
Dryden 41 Senior Loan Fund(a)(b):
Series 2015-41A, Class AR, 3.32%, 04/15/31		4,000	3,996,811
Series 2015-41A, Class DR, 4.95%, 04/15/31		1,000	1,000,918
Dryden 50 Senior Loan Fund(a)(b):
Series 2017-50A, Class A1, 3.57%, 07/15/30		6,000	6,017,872
Series 2017-50A, Class C, 4.60%, 07/15/30		1,500	1,510,487
Series 2017-50A, Class SUB, 0.00%, 07/15/30		4,000	3,362,420
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, 4.99%, 08/15/30(a)(b)		1,500	1,498,737
Elevation CLO Ltd., Series 2013-1A, Class CR, 6.52%, 11/15/28(a)(b)		1,200	1,212,644
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A3, 2.04%, 02/22/22		1,480	1,458,870
Series 2017-1, Class A2, 2.13%, 07/20/22		850	845,854

3

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2017-1, Class A3, 2.60%, 07/20/22	USD	650	$645,023
Series 2017-3, Class A3, 2.36%, 05/20/23		1,380	1,354,837
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30(a)	EUR	300	367,829
First Franklin Mortgage Loan Trust(a)(b):
Series 2006-FF5, Class 2A3, 2.06%, 04/25/36	USD	4,177	3,952,640
Series 2006-FF17, Class A5, 2.05%, 12/25/36		4,957	4,465,871
Series 2006-FFH1, Class M1, 2.27%, 01/25/36		10,000	9,755,564
Ford Credit Floorplan Master Owner Trust A, Series 2013-2, Class A, 2.09%, 03/15/22(b)		5,900	5,806,150
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 6.14%, 11/15/26(a)(b)		4,365	4,378,631
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, 3.58%, 07/24/30(a)(b)		22,078	22,204,361
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, 3.55%, 10/15/30(a)(b)		2,500	2,512,366
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 3.75%, 07/15/26(a)(b)		6,500	6,511,365
Galaxy XX CLO Ltd.(a)(b):
Series 2015-20A, Class CR, 4.11%, 04/20/31		1,000	992,609
Series 2015-20A, Class D1R, 4.96%, 04/20/31		1,800	1,785,305
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, 3.38%, 04/20/31(a)(b)		2,700	2,699,453
Galaxy XXVII CLO Ltd.(a)(b):
Series 2018-27A, Class A, 3.37%, 05/16/31		7,000	6,999,810
Series 2018-27A, Class B1, 3.90%, 05/16/31(c)		3,250	3,246,750
GMACM Home Equity Loan Trust(a)(b):
Series 2006-HE4, Class A1, 2.08%, 12/25/36		7,520	7,304,246
Series 2006-HE4, Class A2, 2.08%, 12/25/36		1,456	1,414,475
Goldentree Loan Management US CLO 3 Ltd.(a)(b):
Series 2018-3A, Class AJ, 0.00%, 04/20/30		2,000	2,000,000
Series 2018-3A, Class C, 0.00%, 04/20/30		500	500,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 3.73%, 10/29/26(a)(b)		14,750	14,780,792
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 5.66%, 04/25/25(a)(b)		1,500	1,502,763
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, 3.43%, 01/18/31(a)(b)		2,188	2,190,701
Goldentree Loan Opportunities XII Ltd., Series 2016-12X, Class A2, 4.51%, 04/21/27(a)		7,750	7,784,052
GoldentTree Loan Management US CLO 1 Ltd.(a)(b):
Series 2017-1A, Class C, 4.56%, 04/20/29		2,000	2,003,731
Series 2017-1A, Class D, 5.71%, 04/20/29		750	753,325
Greenpoint Manufactured Housing(a)(b):
Series 1999-1, Class A5, 6.77%, 08/15/29		7,220	7,104,162
Series 2000-1, Class A4, 8.14%, 03/20/30		8,611	8,875,681
Greenwood Park CLO Ltd., Series 2018-1A, Class D, 4.53%, 04/15/31(a)(b)(c)		1,400	1,389,500
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 3.45%, 03/15/27(a)(b)(c)		2,400	2,399,760
Greywolf CLO V Ltd., Series 2015-1A, Class CR, 5.36%, 01/27/31(a)(b)		1,000	992,493
Grippen Park CLO Ltd.(a)(b):
Series 2017-1A, Class A, 3.62%, 01/20/30		2,000	2,010,924
Series 2017-1A, Class C, 4.66%, 01/20/30		1,000	1,002,696
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36(e)		4,497	2,301,710
GSAMP Trust, Series 2006-HE6, Class A4, 2.14%, 08/25/36(a)		2,379	2,023,646
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29(a)	EUR	235	288,532

Security	Par (000)		Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.(a)(b):
Series 4A-2014, Class A2R, 3.86%, 01/28/30	USD	3,000	$3,011,447
Series 4A-2014, Class BR, 4.21%, 01/28/30		1,000	997,116
Series 5A-2015, Class C2R, 4.46%, 01/29/26		500	501,223
Series 5A-2015, Class D1R, 5.66%, 01/29/26		1,250	1,252,124
Series 5A-2015, Class D2R, 5.66%, 01/29/26		500	500,850
Series 6A-2015, Class A1R, 2.84%, 02/05/31		2,400	2,402,993
Series 6A-2015, Class BR, 3.59%, 02/05/31		1,100	1,091,200
Series 6A-2015, Class CR, 4.34%, 02/05/31		2,250	2,206,789
Series 7A-2015, Class CR, 4.00%, 03/15/27		1,050	1,046,026
Series 7A-2015, Class DR, 4.70%, 03/15/27		1,000	1,000,086
Series 8A-2016, Class D, 7.21%, 04/20/27		1,000	1,002,448
Series 8A-2016, Class E, 10.26%, 04/20/27		1,000	1,002,689
Honda Auto Receivables Owner Trust:
Series 2016-4, Class A4, 1.36%, 01/18/23		2,760	2,689,085
Series 2017-1, Class A4, 2.05%, 06/21/23		6,180	6,066,227
Series 2017-4, Class A4, 2.21%, 03/21/24		2,190	2,151,443
Series 2018-1I, Class A4, 2.78%, 05/15/24		2,330	2,319,514
HPS Loan Management Ltd., Series 9A-2016, Class D2, 8.81%, 07/19/27(a)(b)		1,300	1,309,224
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 03/15/21(b)		420	416,840
Invitation Homes Trust(a)(b):
Series 2015-SFR1, Class D, 4.90%, 03/17/32		2,230	2,229,991
Series 2015-SFR3, Class D, 4.65%, 08/17/32		25,825	25,904,030
Series 2015-SFR3, Class E, 5.65%, 08/17/32		6,777	6,819,356
Series 2018-SFR2, Class E, 3.90%, 06/17/37		6,290	6,309,185
Series 2018-SFR2, Class F, 4.15%, 06/17/37		22,010	22,076,560
JPMorgan Mortgage Acquisition Trust(e):
Series 2006-WF1, Class A3A, 5.83%, 07/25/36		3,873	1,969,034
Series 2006-WF1, Class A5, 6.41%, 07/25/36		4,862	2,469,760
LCM 26 Ltd., Series 26A, Class A1, 3.00%, 01/20/31(a)(b)		4,500	4,509,978
LCM XV LP, Series 15A, Class CR, 3.14%, 07/20/30(a)(b)		1,500	1,510,242
LCM XVII LP, Series 17A, Class D, 5.85%, 10/15/26(a)(b)		1,000	1,000,573
LCM XVIII LP, Series 18A, Class C1, 5.51%, 04/20/27(a)(b)		1,500	1,501,475
LCM XXI LP, Series 21A, Class D, 7.46%, 04/20/28(a)(b)		2,000	2,002,229
Long Beach Mortgage Loan Trust(a)(b):
Series 2005-3, Class 1A, 2.42%, 08/25/45		2,814	2,733,506
Series 2006-1, Class 1A, 2.12%, 02/25/36		13,818	13,382,918
Series 2006-2, Class 2A3, 2.09%, 03/25/46		16,478	7,840,025
Series 2006-4, Class 1A, 2.05%, 05/25/36		33,285	22,500,246
Series 2006-6, Class 2A3, 2.05%, 07/25/36		7,505	3,912,069
Series 2006-10, Class 2A3, 2.06%, 11/25/36		5,026	2,308,895
Series 2006-10, Class 2A4, 2.12%, 11/25/36		4,821	2,234,142
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A, Class AR, 3.81%, 01/20/29		12,500	12,574,580
Series 2012-10A, Class DR, 6.56%, 01/20/29		2,370	2,401,937
Series 2012-10A, Class ER, 9.98%, 01/20/29		1,000	1,026,781
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.62%, 07/20/26(a)(b)		750	750,667
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, 5.21%, 04/19/30(a)(b)(c)		1,000	1,000,000
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3.48%, 07/20/26(a)(b)		3,000	3,006,114
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 4.57%, 01/27/26(a)(b)		1,450	1,453,335
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 7.86%, 04/20/26(a)(b)		500	501,589
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 3.55%, 10/21/30(a)(b)		7,500	7,547,362
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 3.56%, 07/29/30(a)(b)		3,500	3,522,908

4

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding XXVII Ltd.(a)(b)(c):
Series 2018-27A, Class B, 3.85%, 04/20/30	USD	1,000	$1,000,800
Series 2018-27A, Class C, 4.65%, 04/20/30		1,000	989,300
Madison Park Funding XXX Ltd., Series 2018-30A, Class D, 4.84%, 04/15/29(a)(b)(c)		1,500	1,500,000
Marble Point CLO XI Ltd.(a)(b):
Series 2017-2A, Class A, 3.54%, 12/18/30		8,000	8,011,192
Series 2017-2A, Class B, 3.86%, 12/18/30		1,500	1,505,697
MASTR Asset-Backed Securities Trust, Series 2006-AM2, Class A4, 2.16%, 06/25/36(a)(b)		3,831	3,071,740
Mill Creek II CLO Ltd.(a)(b):
Series 2016-1A, Class C, 5.71%, 04/20/28		1,000	1,001,765
Series 2016-1A, Class D, 7.21%, 04/20/28		1,000	1,002,433
Series 2016-1A, Class E, 10.11%, 04/20/28		1,000	1,002,660
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 1.97%, 11/25/36(a)		8,931	4,518,324
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 09/25/46(e)		787	369,883
MP CLO III Ltd., Series 2013-1A, Class AR, 3.61%, 10/20/30(a)(b)		8,250	8,283,397
MP CLO VI Ltd.(a)(b):
Series 2014-2A, Class AR, 3.55%, 01/15/27		6,000	6,003,876
Series 2014-2A, Class DR, 5.85%, 01/15/27		1,250	1,252,455
MP CLO VIII Ltd., Series 2015-2A, Class A1, 3.86%, 10/28/27(a)(b)		12,500	12,509,987
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 3.10%, 12/15/28(a)(b)		1,534	1,564,789
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 6.01%, 04/22/29(a)(b)		750	755,531
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A, Class BR, 4.38%, 11/14/27		1,500	1,507,593
Series 2014-18A, Class CR, 6.08%, 11/14/27		1,250	1,260,310
Neuberger Berman CLO XXII Ltd.(a)(b):
Series 2016-22A, Class D, 6.20%, 10/17/27		3,000	3,018,344
Series 2016-22A, Class E, 9.10%, 10/17/27		2,000	2,026,374
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 8.93%, 10/17/27(a)(b)		1,750	1,771,612
Neuberger Berman Loan Advisers CLO 26(a)(b):
Series 2017-26A, Class A, 3.53%, 10/18/30		6,000	6,028,821
Series 2017-26A, Class B, 3.86%, 10/18/30		1,500	1,499,703
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, 4.62%, 01/15/30(a)(b)		1,000	989,994
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, 0.00%, 04/20/30(a)(b)		500	500,000
Nissan Auto Receivables Owner Trust:
Series 2017-C, Class A3, 2.12%, 04/18/22		2,560	2,523,140
Series 2018-A, Class A3, 2.65%, 05/16/22		3,040	3,026,795
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 06/15/21		2,930	2,890,931
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3.49%, 07/20/26(a)(b)		8,000	8,020,718
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 5.61%, 01/23/27(a)(b)		1,850	1,853,470
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 3.58%, 10/20/26(a)(b)		1,000	1,002,526
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29(b)		1,252	1,270,805
Series 1999-C, Class A2, 7.48%, 08/15/27		5,841	5,757,771
Series 2001-D, Class A3, 5.90%, 09/15/22(a)		525	429,764
Series 2002-B, Class A4, 7.09%, 06/15/32(a)		102	110,306
OCP CLO Ltd.(a)(b):
Series 2012-2A, Class A1R, 3.30%, 11/22/25		4,500	4,507,793
Series 2012-2A, Class DR, 6.37%, 11/22/25		1,000	1,009,708

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2015-8A, Class CR, 5.15%, 04/17/27	USD	1,000	$994,988
Series 2016-11A, Class A1AR, 3.63%, 10/26/30		1,000	1,005,444
Series 2016-12A, Class A1, 3.93%, 10/18/28		4,250	4,264,247
OCP Euro CLO DAC(a)(b):
Series 2017-2X, Class E, 5.00%, 01/15/32	EUR	298	357,742
Series 2017-2X, Class F, 6.40%, 01/15/32		200	233,205
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30(a)		400	485,865
Octagon Investment Partners 26 Ltd.(a)(b):
Series 2016-1A, Class C, 5.70%, 04/15/27	USD	2,250	2,252,666
Series 2016-1A, Class D, 7.30%, 04/15/27		1,250	1,252,495
Series 2016-1A, Class E, 10.20%, 04/15/27		875	876,570
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 9.45%, 07/15/27(a)(b)		1,250	1,258,756
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class C, 4.60%, 07/15/29(a)(b)		1,000	1,008,411
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, 3.76%, 01/20/30(a)(b)		2,000	2,003,999
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, 4.35%, 01/20/31(a)(b)		1,000	993,134
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A, Class A1R2, 2.98%, 01/25/31		2,000	2,002,108
Series 2013-1A, Class BR2, 3.38%, 01/25/31		1,000	998,012
Series 2013-1A, Class ER2, 6.98%, 01/25/31		500	479,119
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.11%, 01/22/30(a)(b)		1,750	1,740,509
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3.48%, 04/20/25(a)(b)		897	899,407
OHA Credit Partners XIV Ltd., Series 2017-14A, Class B, 3.86%, 01/21/30(a)(b)		1,000	1,006,597
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3.25%, 08/15/29(a)(b)		1,000	1,015,827
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 4.56%, 10/22/30(a)(b)		1,500	1,505,965
OZLM VI Ltd.(a)(b):
Series 2014-6A, Class A2AS, 4.10%, 04/17/31		1,400	1,399,533
Series 2014-6A, Class B1S, 4.45%, 04/17/31		1,000	999,317
Series 2014-6A, Class CS, 5.48%, 04/17/31		1,200	1,195,189
OZLM XI Ltd.(a)(b):
Series 2015-11A, Class A1R, 3.61%, 10/30/30		8,750	8,813,759
Series 2015-11A, Class CR, 5.96%, 10/30/30		1,100	1,110,783
OZLM XII Ltd.(a)(b):
Series 2015-12A, Class A1, 3.81%, 04/30/27		2,750	2,752,605
Series 2015-12A, Class A2, 4.36%, 04/30/27		2,500	2,504,085
OZLM XIII Ltd., Series 2015-13A, Class C, 6.86%, 07/30/27(a)(b)		1,000	1,006,542
OZLM XIV Ltd., Series 2015-14A, Class C, 6.70%, 01/15/29(a)(b)		950	951,777
OZLM XIX Ltd.(a)(b):
Series 2017-19A, Class A1, 3.57%, 11/22/30		10,000	10,056,864
Series 2017-19A, Class C, 5.45%, 11/22/30		1,000	1,001,559
OZLM XX Ltd.(a)(b):
Series 2018-20A, Class B, 4.31%, 04/20/31		1,500	1,500,000
Series 2018-20A, Class C, 5.31%, 04/20/31		1,500	1,500,000
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30(a)	EUR	238	295,469
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30(a)		148	178,296
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class CR2, 5.00%, 01/17/31	USD	500	494,112
Series 2014-1A, Class DR2, 8.05%, 01/17/31		1,500	1,493,840
Series 2018-1A, Class A1, 3.21%, 04/18/31(c)		12,500	12,505,000
Series 2018-1A, Class A2, 3.63%, 04/18/31(c)		3,000	3,000,000
Series 2018-1A, Class B, 3.93%, 04/18/31(c)		1,000	1,000,000
Series 2018-1A, Class C, 4.68%, 04/18/31(c)		1,000	1,000,000

5

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Asset-Backed Securities (continued)
Series 2018-1A, Class D, 7.33%, 04/18/31(c)	USD	1,000		$1,000,000
PFS Financing Corp.(b):
Series 2016-BA, Class A, 1.87%, 10/15/21		830		816,966
Series 2018-B, Class A, 2.89%, 02/15/23		1,540		1,525,380
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		1,625		1,689,401
Series 2016-SFR1, Class E, 5.75%, 09/17/33(a)		4,640		4,695,837
Series 2016-SFR2, Class D, 4.40%, 01/17/34(a)		17,135		17,311,873
Series 2016-SFR2, Class E, 5.45%, 01/17/34(a)		15,575		15,838,766
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.56%, 10/15/30(a)(b)		8,000		8,052,336
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, 3.52%, 10/25/26(a)(b)		2,500		2,504,356
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class C, 4.65%, 10/15/29		1,000		1,009,420
Series 2017-3A, Class A, 2.86%, 10/20/30		13,500		13,500,649
Series 2017-3A, Class E, 7.42%, 10/20/30		1,180		1,174,940
Series 2018-1A, Class A, 0.00%, 05/20/31		7,000		7,000,000
Series 2018-1A, Class B, 0.00%, 05/20/31		1,000		1,000,000
Series 2018-1A, Class D, 0.00%, 05/20/31		500		500,000
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.44%, 01/15/30(a)(b)		4,500		4,521,136
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000		2,004,616
Series 2016-3, Class A3, 1.50%, 08/17/20		—	(d)	—
SLM Private Education Loan Trust(b):
Series 2011-B, Class A2, 3.74%, 02/15/29		559		561,875
Series 2012-E, Class A2A, 2.09%, 06/15/45		—	(d)	—
Series 2013-A, Class A2A, 1.77%, 05/17/27		265		263,894
Series 2013-B, Class A2A, 1.85%, 06/17/30		558		553,759
Series 2013-B, Class A2B, 3.00%, 06/17/30(a)		997		1,001,781
SMB Private Education Loan Trust(b):
Series 2014-A, Class A2A, 3.05%, 05/15/26		3,008		3,003,324
Series 2015-C, Class A2B, 3.30%, 07/15/27(a)		1,782		1,808,562
Series 2016-A, Class A2A, 2.70%, 05/15/31		919		898,322
Series 2016-B, Class A2A, 2.43%, 02/17/32		1,074		1,041,918
Series 2016-C, Class A2A, 2.34%, 09/15/34		4,030		3,885,748
Series 2017-A, Class A2B, 2.80%, 09/15/34(a)		2,550		2,581,006
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		1,169		1,153,382
Series 2016-A, Class A1, 3.65%, 08/25/36(a)		1,919		1,981,566
Series 2016-C, Class A2B, 2.36%, 12/27/32		430		416,211
Series 2016-D, Class A2A, 1.53%, 04/25/33		454		451,781
Series 2016-D, Class A2B, 2.34%, 04/25/33		570		551,180
Series 2017-F, Class A2FX, 2.84%, 01/25/41		2,250		2,191,793
Series 2018-A, Class A2A, 2.39%, 02/25/42		1,369		1,359,620
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.43%, 01/26/31(a)(b)		3,400		3,401,277
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 3.66%, 01/23/27(a)(b)		4,250		4,255,553
Sound Point CLO XII Ltd., Series 2016-2A, Class D, 6.61%, 10/20/28(a)(b)		1,000		1,008,851
Sound Point CLO XV Ltd., Series 2017-1A, Class E, 8.32%, 01/23/29(a)(b)		1,000		1,005,463
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, 3.65%, 04/18/31(a)(b)(c)		6,000		6,000,000
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46(a)(b)		9,058		9,049,395
Stewart Park CLO Ltd., Series 2015-1A, Class DR, 4.95%, 01/15/30(a)(b)		1,700		1,685,883
Symphony CLO XII Ltd.(a)(b):
Series 2013-12A, Class AR, 3.38%, 10/15/25		984		986,262
Series 2013-12A, Class DR, 5.60%, 10/15/25		1,500		1,502,910

Security	Par (000)		Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 7.80%, 07/15/28(a)(b)	USD	1,000	$992,337
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 6.36%, 01/23/28(a)(b)		1,000	1,013,195
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 4.57%, 12/21/29(a)(b)		4,000	4,022,996
THL Credit Wind River CLO Ltd.(a)(b):
Series 2017-1A, Class A, 3.70%, 04/18/29		1,500	1,506,350
Series 2017-2A, Class A, 3.59%, 07/20/30		10,000	10,052,000
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.50%, 01/16/31(a)(b)		10,000	10,041,313
Towd Point Mortgage Trust(a)(b):
Series 2016-3, Class A1, 2.25%, 04/25/56		1,411	1,383,553
Series 2016-4, Class A1, 2.25%, 07/25/56		2,646	2,583,510
Toyota Auto Receivables Owner Trust:
Series 2017-C, Class A4, 1.98%, 12/15/22		8,585	8,375,546
Series 2017-D, Class A4, 2.12%, 02/15/23		1,250	1,220,020
Treman Park CLO Ltd.(a)(b):
Series 2015-1A, Class AR, 3.73%, 04/20/27		4,000	4,005,421
Series 2015-1A, Class D, 6.22%, 04/20/27		1,000	1,003,896
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	870	1,328,571
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21	USD	2,616	2,575,323
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 3.92%, 10/20/28(a)(b)		3,750	3,769,687
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 6.61%, 01/20/29(a)(b)		1,000	1,016,163
Vibrant CLO III Ltd.(a)(b):
Series 2015-3A, Class A1R, 3.84%, 04/20/26		4,380	4,388,888
Series 2015-3A, Class A2R, 4.41%, 04/20/26		1,000	1,001,945
Vibrant CLO V Ltd., Series 2016-5A, Class C, 5.16%, 01/20/29(a)(b)		1,000	1,007,006
Vibrant CLO VII Ltd., Series 2017-7A, Class D, 8.96%, 09/15/30(a)(b)		500	504,737
Voya CLO Ltd.(a)(b):
Series 2013-3A, Class A2R, 3.86%, 01/18/26		750	750,629
Series 2014-1A, Class BR2, 4.26%, 04/18/31		1,000	1,000,015
Series 2014-1A, Class CR2, 5.16%, 04/18/31		1,000	999,926
Series 2015-2A, Class D, 5.76%, 07/23/27		1,750	1,756,329
Series 2016-2A, Class D, 9.31%, 07/19/28		1,500	1,510,388
Series 2016-3A, Class C, 6.21%, 10/18/27		1,500	1,509,975
Series 2016-3A, Class D, 9.21%, 10/18/27		1,000	1,015,141
Series 2017-3A, Class C, 5.91%, 07/20/30		900	907,533
Series 2018-1A, Class C, 4.94%, 04/19/31(c)		2,000	2,000,000
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 2.04%, 07/25/37(a)(b)		4,321	4,037,365
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 2.05%, 10/25/36(a)		21,672	18,361,844
Webster Park CLO Ltd.(a)(b):
Series 2015-1A, Class B1, 5.46%, 01/20/27		4,300	4,306,840
Series 2015-1A, Class C, 6.41%, 01/20/27		4,600	4,609,660
Series 2015-1A, Class D, 8.46%, 01/20/27		2,250	2,253,260
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 3.68%, 04/20/29(a)(b)		2,000	2,011,730
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class D, 6.71%, 07/20/28		500	508,152
Series 2016-1A, Class E, 9.56%, 07/20/28		1,000	1,017,688
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25(b)		224	223,091
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20(b)(e)		746	746,683

6

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
York CLO 1 Ltd.(a)(b):
Series 2014-1A, Class CR, 4.71%, 01/22/27	USD	1,300	$1,302,844
Series 2014-1A, Class DR, 5.76%, 01/22/27		2,800	2,804,752
York CLO-2 Ltd.(a)(b):
Series 2015-1A, Class AR, 3.51%, 01/22/31		16,000	16,094,323
Series 2015-1A, Class BR, 3.81%, 01/22/31		1,000	998,691
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class DR, 5.96%, 10/20/29		2,000	2,011,211
Series 2016-1A, Class ER, 8.76%, 10/20/29		2,750	2,768,217
York CLO-4 Ltd., Series 2016-2A, Class D, 6.46%, 01/20/30(a)(b)		1,750	1,788,361

Total Asset-Backed Securities — 9.7% (Cost: $1,565,389,227)			1,589,500,141

		Shares

Common Stocks — 18.0%

Aerospace & Defense — 0.1%
Boeing Co. (The)		11,782	3,930,004
United Technologies Corp.		88,558	10,640,244

			14,570,248
Air Freight & Logistics — 0.3%
bpost SA		237,969	5,221,538
Cia de Distribucion Integral Logista Holdings SA		250,532	5,634,310
Deutsche Post AG (Registered)		577,761	25,077,399
Royal Mail plc		213,614	1,703,563
United Parcel Service, Inc., Class B		46,927	5,326,214

			42,963,024
Airlines — 0.1%
Deutsche Lufthansa AG (Registered)		85,051	2,472,027
InterGlobe Aviation Ltd.(b)		295,779	6,198,665

			8,670,692
Auto Components — 0.0%
Aptiv plc		990	83,734
Lear Corp.		2,872	536,978
Magna International, Inc.		6,697	395,524
Nokian Renkaat OYJ		69,232	2,770,102

			3,786,338
Automobiles — 0.2%
Bayerische Motoren Werke AG		142,588	15,853,209
Daimler AG (Registered)		200,765	15,783,771
Ford Otomotiv Sanayi A/S		21,460	295,433
Hero MotoCorp Ltd.		103,217	5,755,085

			37,687,498
Banks — 1.2%
Bank Mandiri Persero Tbk. PT		15,106,400	7,652,217
Bank of China Ltd., Class H		18,068,000	9,807,874
Bank of Montreal		26,141	1,985,287
Bank of Nova Scotia (The)		75,270	4,626,589
China Construction Bank Corp., Class H		5,729,000	6,002,039
Citigroup, Inc.		442	30,175
Citizens Financial Group, Inc.		123,119	5,108,207
Credicorp Ltd.		2,633	612,146
CTBC Financial Holding Co. Ltd.		1,128,000	804,448
Danske Bank A/S		346,907	12,073,103
DBS Group Holdings Ltd.		380,400	8,776,622
Erste Group Bank AG(f)		223,117	10,910,794
FinecoBank Banca Fineco SpA		754,307	8,982,121
First Financial Holding Co. Ltd.		914,000	628,382
Grupo Financiero Banorte SAB de CV, Class O		1,438,996	8,999,279
Hang Seng Bank Ltd.		10,700	271,030

Security	Shares	Value
Banks (continued)
HDFC Bank Ltd.	350,673	$10,521,143
Hua Nan Financial Holdings Co. Ltd.	63,000	38,098
IndusInd Bank Ltd.	349,607	9,898,696
Industrial & Commercial Bank of China Ltd., Class H	17,696,000	15,534,994
Itau Unibanco Holding SA, ADR	688,242	10,000,156
KBC Group NV	3,223	280,208
M&T Bank Corp.	47,265	8,614,991
Mega Financial Holding Co. Ltd.	66,000	58,265
Moneta Money Bank A/S(b)	208,987	751,196
Royal Bank of Canada	36,431	2,770,453
Shinhan Financial Group Co. Ltd.	286,217	12,744,289
Siam Commercial Bank PCL (The), NVDR	1,848,000	7,654,655
Skandinaviska Enskilda Banken AB, Class A	92,161	865,210
Svenska Handelsbanken AB, Class A	555,153	6,191,213
Swedbank AB, Class A	108,570	2,358,496
TCS Group Holding plc, GDR	275,942	5,684,405
United Overseas Bank Ltd.	347,500	7,868,870
US Bancorp	150,900	7,612,905
Wells Fargo & Co.	148,654	7,724,062

		204,442,618
Beverages — 0.4%
Anheuser-Busch InBev SA	37,626	3,737,528
Coca-Cola Co. (The)	307,203	13,274,242
Diageo plc	426,379	15,210,939
Dr Pepper Snapple Group, Inc.	29,916	3,588,723
Heineken NV	67,940	7,152,411
PepsiCo, Inc.	180,774	18,247,328

		61,211,171
Biotechnology — 0.1%
AbbVie, Inc.	118,004	11,393,286

Capital Markets — 0.1%
CME Group, Inc.	846	133,397
Daiwa Securities Group, Inc.	3,000	18,404
Deutsche Boerse AG	59,174	7,958,258
IG Group Holdings plc	500,965	5,720,272
Intercontinental Exchange, Inc.	17,917	1,298,266
TP ICAP plc	589,177	3,816,588

		18,945,185
Chemicals — 0.2%
Air Products & Chemicals, Inc.	13,474	2,186,696
BASF SE	68,932	7,171,925
Givaudan SA (Registered)	4,027	8,964,301
Koninklijke DSM NV	15,094	1,560,007
PTT Global Chemical PCL, NVDR	60,500	186,982
Sika AG	521	3,780,495
Solvay SA	38,929	5,413,873

		29,264,279
Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd.	12,400	267,000
Loomis AB, Class B	196,608	7,159,841
SPIE SA	13,859	313,587
Toppan Printing Co. Ltd.	67,000	560,266
Waste Management, Inc.	69,093	5,616,570

		13,917,264
Communications Equipment — 0.2%
Cisco Systems, Inc.	367,742	16,287,293
Motorola Solutions, Inc.	7,178	788,360
Nokia OYJ	3,259,053	19,555,028

		36,630,681

7

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering — 0.3%
Bouygues SA	364,549	$18,593,873
HOCHTIEF AG	34,237	6,247,141
Larsen & Toubro Ltd.	478,842	10,019,306
Skanska AB, Class B	202,699	3,947,686
Vinci SA	96,768	9,675,223

		48,483,229
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H	1,727,000	10,779,038

Containers & Packaging — 0.2%
Amcor Ltd.	1,330,041	13,706,038
DS Smith plc	1,106,064	7,923,308
International Paper Co.	184,697	9,522,977

		31,152,323
Distributors — 0.1%
Genuine Parts Co.	149,238	13,180,700
Jardine Cycle & Carriage Ltd.	303,800	7,816,418

		20,997,118
Diversified Financial Services — 0.0%
Challenger Ltd.	11,281	91,207

Diversified Telecommunication Services — 0.5%
BCE, Inc.	194,643	8,260,522
Elisa OYJ	84,790	3,747,930
HKT Trust & HKT Ltd.	1,817,000	2,390,601
Nippon Telegraph & Telephone Corp.	98,400	4,669,590
PCCW Ltd.	1,941,000	1,199,833
Proximus SADP	84,654	2,594,152
Swisscom AG (Registered)	15,409	7,390,658
Telefonica SA	1,562,928	15,926,998
Telia Co. AB	1,537,567	7,570,537
TELUS Corp.	737,752	26,402,667

		80,153,488
Electric Utilities — 0.5%
CLP Holdings Ltd.	63,500	659,389
EDP - Energias de Portugal SA	1,414,061	5,246,118
Endesa SA	190,601	4,444,857
Enel SpA	2,550,168	16,177,557
Fortum OYJ	263,913	6,070,740
Iberdrola SA	2,211,220	17,083,769
Inter RAO UES PJSC	131,985,699	8,380,420
OGE Energy Corp.	39,249	1,290,115
Pinnacle West Capital Corp.	47,845	3,851,522
PPL Corp.	182,825	5,320,207
Red Electrica Corp. SA	256,587	5,344,816
SSE plc	267,294	5,072,867
Terna Rete Elettrica Nazionale SpA	831,118	4,988,311
Westar Energy, Inc.	38,005	2,059,111

		85,989,799
Electrical Equipment — 0.0%
Eaton Corp. plc	16,028	1,202,581

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	48,624	4,070,315
Corning, Inc.	113,513	3,067,121
Hexagon AB, Class B	80,297	4,636,263
Hon Hai Precision Industry Co. Ltd.	459,655	1,278,476
Merry Electronics Co. Ltd.	133,000	612,461
TE Connectivity Ltd.	54,469	4,997,531

		18,662,167
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	73,302	9,131,230
Assura plc	17,093,494	14,015,154

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	82,992	$13,527,696
Boston Properties, Inc.	88,645	10,762,389
British Land Co. plc (The)	1,030,216	9,513,954
Community Healthcare Trust, Inc.	116,372	2,967,486
EPR Properties	279,217	15,362,519
Equinix, Inc.	25,684	10,807,570
Goodman Group	1,390,971	9,463,528
Highwoods Properties, Inc.	118,189	5,202,680
Ichigo Hotel REIT Investment Corp.	2,624	3,223,874
Ichigo Office REIT Investment	4,075	3,022,816
Ingenia Communities Group(f)	2,818,013	5,646,916
Invincible Investment Corp.	7,090	3,164,920
Japan Rental Housing Investments, Inc.	9,183	7,142,949
Kenedix Residential Next Investment Corp.	743	1,095,606
Kenedix Retail REIT Corp.	2,961	6,267,422
Klepierre SA	17,432	713,470
Liberty Property Trust	310,497	12,984,985
Link REIT	366,000	3,234,755
National Storage REIT	8,228,435	9,879,139
PLA Administradora Industrial S de RL de CV	4,066,550	6,514,464
PRS REIT plc (The)(f)	3,052,363	4,265,221
Ramco-Gershenson Properties Trust	888,309	10,615,293
RioCan REIT	4,703	85,529
Sabra Health Care REIT, Inc.	802,947	14,701,960
Scentre Group	3,023,162	9,137,546
Secure Income REIT plc	897,602	4,806,985
Simon Property Group, Inc.	80,416	12,572,237
Spirit Realty Capital, Inc.	981,905	7,904,335
Stockland	16,248	50,505
Target Healthcare REIT Ltd.	3,864,606	5,879,045
Tritax Big Box REIT plc	5,272,595	10,865,692
Unibail-Rodamco SE	52,418	12,583,982
Ventas, Inc.	90,418	4,649,294
VEREIT, Inc.	1,195,326	8,128,217
Westfield Corp.	1,617,014	11,173,857

		281,065,220
Food & Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV	100,070	2,414,138
Seven & i Holdings Co. Ltd.	17,200	757,846
Shoprite Holdings Ltd.	482,589	9,601,504
Walgreens Boots Alliance, Inc.	7,101	471,862
Wal-Mart de Mexico SAB de CV	1,696,800	4,717,857
Walmart, Inc.	50,981	4,509,779
Wm Morrison Supermarkets plc	118,303	394,560

		22,867,546
Food Products — 0.1%
Barry Callebaut AG (Registered)	121	217,229
Conagra Brands, Inc.	41,308	1,531,288
Marine Harvest ASA	211,743	4,609,195
Nestle Malaysia Bhd.	30,900	1,085,444
Nestle SA (Registered)	165,316	12,807,046
Orkla ASA	47,287	437,650
Uni-President Enterprises Corp.	65,000	156,433
WH Group Ltd.(b)	56,500	58,493
Wilmar International Ltd.	283,400	693,318

		21,596,096
Gas Utilities — 0.0%
Gas Natural SDG SA	208,624	5,258,920
Hong Kong & China Gas Co. Ltd.	22,000	45,968
UGI Corp.	4,456	215,626

		5,520,514

8

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	298,461	$5,831,319
Baxter International, Inc.	8,930	620,635
Danaher Corp.	52,311	5,247,840
Medtronic plc	88,849	7,119,470
Sonova Holding AG (Registered)	245	40,374

		18,859,638
Health Care Providers & Services — 0.1%
Aetna, Inc.	2,925	523,721
AmerisourceBergen Corp.	29,387	2,661,874
Express Scripts Holding Co.(f)	5,080	384,556
Fresenius Medical Care AG & Co. KGaA	51,445	5,220,169
Notre Dame Intermedica Participacoes SA(f)	376,338	2,185,064
Quest Diagnostics, Inc.	18,110	1,832,732
Sonic Healthcare Ltd.	444,512	7,881,303

		20,689,419
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	132,088	8,329,469
Carnival plc	19,305	1,254,735
Compass Group plc	18,964	406,831
Darden Restaurants, Inc.	9,998	928,414
InterContinental Hotels Group plc	11,491	724,984
Las Vegas Sands Corp.	43,157	3,164,703
McDonald’s Corp.	48,577	8,133,733
Melco Resorts & Entertainment Ltd., ADR	10,501	327,736
Tabcorp Holdings Ltd.	17,099	56,227

		23,326,832
Household Durables — 0.1%
Barratt Developments plc	90,117	691,023
DR Horton, Inc.	40,745	1,798,484
Electrolux AB	61,616	1,621,529
Husqvarna AB, Class B	3,574	34,374
MRV Engenharia e Participacoes SA	1,993,380	8,501,113
Persimmon plc	60,155	2,247,116
Taylor Wimpey plc	557,308	1,467,692
Toll Brothers, Inc.	53,491	2,255,181

		18,616,512
Household Products — 0.1%
Essity AB, Class B	103,246	2,618,852
Procter & Gamble Co. (The)	259,926	18,803,047

		21,421,899
Independent Power and Renewable Electricity Producers — 0.1%
Engie Brasil Energia SA	3,400	36,153
Glow Energy PCL, NVDR	30,700	83,626
NTPC Ltd.	3,451,604	8,883,026

		9,002,805
Industrial Conglomerates — 0.1%
3M Co.	30,083	5,847,834
Honeywell International, Inc.	5,704	825,255
Industries Qatar QSC	65,240	2,002,302
Jardine Matheson Holdings Ltd.	33,400	2,022,495
Turkiye Sise ve Cam Fabrikalari A/S	74,590	82,887

		10,780,773
Insurance — 1.3%
Allianz SE (Registered)	137,399	32,498,147
AXA SA	558,613	15,975,581
BB Seguridade Participacoes SA	622,082	4,885,098
CNP Assurances(f)	101,437	2,598,181
Direct Line Insurance Group plc	1,454,744	7,474,893
Gjensidige Forsikring ASA	118,876	1,881,602
Hannover Rueck SE	35,882	5,039,471
Legal & General Group plc	6,026	22,319

Security	Shares	Value
Insurance (continued)
Mapfre SA	655,016	$2,272,240
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	106,580	24,392,159
Old Mutual plc	2,491,168	8,582,250
Powszechny Zaklad Ubezpieczen SA	852,586	10,364,899
Prudential Financial, Inc.	82,692	8,791,813
Sampo OYJ, Class A	630,753	34,112,171
SCOR SE	335,503	13,605,695
Swiss Re AG	175,847	16,752,822
Tryg A/S	71,851	1,700,616
UnipolSai Assicurazioni SpA	586,357	1,575,811
Zurich Insurance Group AG(f)	75,136	24,001,109

		216,526,877
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.(f)	4,181	6,547,990

Internet Software & Services — 0.1%
Facebook, Inc., Class A(f)	9,105	1,566,060
NetEase, Inc., ADR	30,852	7,931,124
Tencent Holdings Ltd.	85,800	4,218,179

		13,715,363
IT Services — 0.0%
Amadeus IT Group SA	39,616	2,890,377
CGI Group, Inc., Class A(f)	4,926	285,443
Fidelity National Information Services, Inc.	657	62,395
Paychex, Inc.	17,890	1,083,597
Total System Services, Inc.	1,169	98,266
Western Union Co. (The)	24,253	478,997

		4,899,075
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	79,246	5,209,632

Machinery — 0.3%
Atlas Copco AB, Class A	315,681	12,345,129
Illinois Tool Works, Inc.	28,320	4,022,007
Ingersoll-Rand plc	19,519	1,637,449
Kone OYJ, Class B	350,821	17,423,671
Metso OYJ	66,982	2,380,564
Spirax-Sarco Engineering plc	67,729	5,368,867
Volvo AB, Class B	73,988	1,253,829
Wartsila OYJ Abp	335,370	7,120,687

		51,552,203
Media — 0.1%
Astro Malaysia Holdings Bhd.	107,100	51,868
Comcast Corp., Class A	36,668	1,151,009
Eutelsat Communications SA	103,519	2,241,912
Media Nusantara Citra Tbk. PT	46,160,851	4,367,118
ProSiebenSat.1 Media SE	138,659	5,030,281
Time Warner, Inc.	6,983	661,988
Walt Disney Co. (The)	23,269	2,334,579
WPP plc	94,787	1,626,557

		17,465,312
Metals & Mining — 0.1%
Ferrexpo plc	1,925,694	6,234,800
POSCO	35,365	12,185,394
Rio Tinto plc	4,158	226,636

		18,646,830
Multiline Retail — 0.1%
Canadian Tire Corp. Ltd., Class A	399	54,377
Dollar General Corp.	14,644	1,413,585
Kohl’s Corp.	59,693	3,708,129
Target Corp.	56,003	4,065,818

		9,241,909

9

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities — 0.1%
Ameren Corp.	2,901	$170,057
Dominion Energy, Inc.	17,383	1,157,012
Engie SA	666,105	11,684,474
Innogy SE(b)	82,702	3,633,941

		16,645,484
Oil, Gas & Consumable Fuels — 4.2%
Andeavor Logistics LP	316,015	13,411,677
Antero Midstream Partners LP	546,943	14,663,542
Bharat Petroleum Corp. Ltd.	1,228,558	7,105,286
Boardwalk Pipeline Partners LP	624,190	7,097,040
BP Midstream Partners LP	697,914	13,239,429
China Petroleum & Chemical Corp., Class H	2,920,000	2,843,670
CNOOC Ltd.	8,085,000	13,677,506
Delek Logistics Partners LP	178,395	5,414,288
Dominion Energy Midstream Partners LP	406,243	5,890,524
Enagas SA	126,568	3,678,824
Energy Transfer Partners LP	3,908,561	70,432,269
EnLink Midstream Partners LP	503,450	7,350,370
Enterprise Products Partners LP	2,845,546	76,374,455
EQT Midstream Partners LP	374,186	21,051,704
Genesis Energy LP	897,697	18,806,752
LUKOIL PJSC, ADR	121,904	8,032,255
Magellan Midstream Partners LP	970,382	63,880,247
MPLX LP	1,783,089	62,996,534
Novatek PJSC, GDR	66,561	8,453,584
ONEOK, Inc.	569,306	34,283,607
Phillips 66 Partners LP	163,999	8,131,070
Plains All American Pipeline LP	2,380,020	55,954,270
PTT PCL, NVDR	4,711,000	8,401,301
Qatar Gas Transport Co. Ltd.	1,217,059	4,910,353
Royal Dutch Shell plc, Class B	298,381	10,651,863
Santos Ltd.	16,438	75,710
Shell Midstream Partners LP	676,851	14,613,213
Snam SpA	1,369,941	6,577,197
Targa Resources Corp.	284,984	13,385,699
Thai Oil PCL, NVDR	197,200	587,053
TOTAL SA	304,021	19,108,253
Valero Energy Partners LP	211,910	8,355,611
Western Gas Partners LP	682,734	32,812,196
Williams Cos., Inc. (The)	243,262	6,259,131
Williams Partners LP	1,175,249	42,779,064

		691,285,547
Paper & Forest Products — 0.1%
UPM-Kymmene OYJ	317,117	11,315,248

Personal Products — 0.2%
Hengan International Group Co. Ltd.	51,000	453,561
Unilever plc	549,381	30,815,912

		31,269,473
Pharmaceuticals — 1.3%
AstraZeneca plc	264,312	18,502,467
Bristol-Myers Squibb Co.	66,384	3,460,598
Eli Lilly & Co.	64,451	5,225,043
GlaxoSmithKline plc	499,850	10,025,575
Hypera SA	939,608	8,429,972
Johnson & Johnson	241,590	30,558,719
Merck & Co., Inc.	170,044	10,010,490
Novartis AG (Registered)	449,747	34,618,968
Novo Nordisk A/S, Class B	300,032	14,109,889
Orion OYJ, Class B	61,838	1,875,589
Pfizer, Inc.	343,110	12,561,257
Richter Gedeon Nyrt	422,487	8,531,098
Roche Holding AG	23,305	5,178,079

Security	Shares	Value
Pharmaceuticals (continued)
Sanofi	565,216	$44,687,290
Zoetis, Inc.	15,639	1,305,544

		209,080,578
Professional Services — 0.1%
Adecco Group AG (Registered)	13,200	874,173
SGS SA (Registered)	2,612	6,343,630

		7,217,803
Real Estate Management & Development — 0.4%
Aroundtown SA	1,334,743	10,682,505
Atrium European Real Estate Ltd.	388,213	1,883,397
Daito Trust Construction Co. Ltd.	1,400	233,611
Entra ASA(b)	540,479	7,412,359
First Capital Realty, Inc.	983,809	15,378,361
Land & Houses PCL	2,632,900	916,429
Land & Houses PCL, NVDR	20,797,900	7,239,091
LEG Immobilien AG	68,060	7,847,535
Swiss Prime Site AG (Registered)(f)	42,634	3,994,548
Vonovia SE	201,253	10,083,755

		65,671,591
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc.	73,673	4,015,179
MediaTek, Inc.	847,000	9,633,444
Nanya Technology Corp.	3,364,000	10,471,734
NXP Semiconductors NV(f)	3,039	318,791
Phison Electronics Corp.	25,000	226,321
Powertech Technology, Inc.	182,000	520,998
QUALCOMM, Inc.	36,931	1,883,850
Silergy Corp.	306,000	6,399,089
Taiwan Semiconductor Manufacturing Co. Ltd.	2,907,000	22,143,614
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	343,484	13,206,960
Texas Instruments, Inc.	36,143	3,665,985

		72,485,965
Software — 0.1%
CDK Global, Inc.	19,639	1,281,249
Check Point Software Technologies Ltd.(f)	32,145	3,102,314
Microsoft Corp.	64,116	5,996,128
Synopsys, Inc.(f)	62,908	5,379,263

		15,758,954
Specialty Retail — 0.2%
Hennes & Mauritz AB, Class B	564,482	9,700,277
Home Depot, Inc. (The)	8,875	1,640,100
Home Product Center PCL, NVDR	1,400,800	662,749
Industria de Diseno Textil SA	196,808	6,100,694
Lowe’s Cos., Inc.	65,985	5,439,144
Mr Price Group Ltd.	320,780	7,039,151
Nitori Holdings Co. Ltd.	29,200	4,924,136

		35,506,251
Technology Hardware, Storage & Peripherals — 0.1%
Canon, Inc.	180,400	6,205,614
Chicony Electronics Co. Ltd.	347,589	856,364
Lite-On Technology Corp.	60,157	79,384

		7,141,362
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	1,020,000	5,820,318
Gildan Activewear, Inc.	18,400	535,971
LVMH Moet Hennessy Louis Vuitton SE	5,188	1,805,487
VF Corp.	13,857	1,120,615
Yue Yuen Industrial Holdings Ltd.	32,500	92,104

		9,374,495
Thrifts & Mortgage Finance — 0.1%
Indiabulls Housing Finance Ltd.	418,103	8,147,921

10

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Tobacco — 0.7%
Altria Group, Inc.		489,688	$27,476,394
British American Tobacco plc		651,429	35,729,259
Imperial Brands plc		733,162	26,232,278
Japan Tobacco, Inc.		380,900	10,239,050
Philip Morris International, Inc.		149,717	12,276,794

			111,953,775
Trading Companies & Distributors — 0.0%
Ferguson plc		16,468	1,260,578

Transportation Infrastructure — 0.2%
Atlantia SpA		623,626	20,641,937
DP World Ltd.		323,254	7,192,401
Grupo Aeroportuario del Pacifico SAB de CV, Class B		533,936	5,546,616
Jiangsu Expressway Co. Ltd., Class H		4,750,000	6,512,837

			39,893,791
Water Utilities — 0.0%
Severn Trent plc		12,790	340,569

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, ADR, Class L		441,744	8,167,846
China Mobile Ltd.		745,500	7,102,003
Far EasTone Telecommunications Co. Ltd.		3,197,402	8,459,455
Mobile TeleSystems PJSC, ADR		756,490	7,943,145
Rogers Communications, Inc., Class B		370,144	17,472,976
Tele2 AB, Class B		53,026	687,319
Vodafone Group plc		174,614	509,561

			50,342,305
Total Common Stocks — 18.0% (Cost: $2,760,121,702)			2,963,237,369

		Par (000)
Corporate Bonds — 30.4%

Aerospace & Defense — 0.5%
Arconic, Inc.:
6.15%, 08/15/20	USD	1,980	2,074,050
5.40%, 04/15/21		1,000	1,030,000
5.87%, 02/23/22		2,840	2,971,350
5.13%, 10/01/24		6,886	6,982,852
5.90%, 02/01/27		864	892,620
6.75%, 01/15/28		365	396,481
5.95%, 02/01/37		1,521	1,535,738
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		1,466	1,474,180
Boeing Co. (The):
2.80%, 03/01/27		2,000	1,884,116
3.55%, 03/01/38		1,146	1,108,613
5.88%, 02/15/40		845	1,071,250
Bombardier, Inc.(b):
7.75%, 03/15/20		1,212	1,293,810
8.75%, 12/01/21		2,961	3,295,090
5.75%, 03/15/22		5,970	5,984,925
6.00%, 10/15/22		1,033	1,027,835
6.13%, 01/15/23		2,549	2,564,931
7.50%, 12/01/24		3,928	4,134,220
7.50%, 03/15/25		6,544	6,805,760
General Dynamics Corp., 2.63%, 11/15/27		1,000	917,780
KLX, Inc., 5.88%, 12/01/22(b)		8,848	9,235,100
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		1,000	1,038,550
Northrop Grumman Corp., 2.08%, 10/15/20		660	644,029
Precision Castparts Corp., 4.20%, 06/15/35		400	407,070
Raytheon Co., 4.70%, 12/15/41		645	722,621

Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
5.50%, 10/15/20	USD	500	$502,500
6.00%, 07/15/22		4,311	4,364,888
6.50%, 07/15/24		900	915,187
6.50%, 05/15/25		4,343	4,419,003
6.38%, 06/15/26		3,034	3,049,170
United Technologies Corp.:
2.80%, 05/04/24		1,625	1,528,732
4.50%, 06/01/42		1,000	987,021
4.15%, 05/15/45		750	704,974
3.75%, 11/01/46		2,000	1,745,925

			77,710,371
Air Freight & Logistics — 0.0%
CEVA Group plc, 6.00% ( 6.00% Cash or 9.00% PIK), 09/01/20(b)(g)		75	77,625
United Parcel Service, Inc.:
6.20%, 01/15/38		455	577,485
3.75%, 11/15/47		1,000	934,750
XPO Logistics, Inc.(b):
6.50%, 06/15/22		3,637	3,755,203
6.13%, 09/01/23		3,075	3,182,625

			8,527,688
Airlines — 0.1%
American Airlines Group, Inc.(b):
5.50%, 10/01/19		410	417,175
4.63%, 03/01/20		1,042	1,049,815
American Airlines Pass-Through Trust, 3.38%, 05/01/27		1,280	1,231,645
Avianca Holdings SA, 8.38%, 05/10/20		7,095	7,219,162
Delta Air Lines, Inc., 3.63%, 03/15/22		1,725	1,709,420
United Airlines Pass-Through Trust:
3.75%, 09/03/26		832	824,922
3.50%, 03/01/30		500	487,177
Virgin Australia Pass-Through Trust(b):
7.13%, 10/23/18		274	277,145
5.00%, 10/23/23		662	676,914

			13,893,375
Auto Components — 0.2%
Adient Global Holdings Ltd.:
3.50%, 08/15/24	EUR	730	892,523
4.88%, 08/15/26(b)	USD	600	561,000
Adler Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	515	634,943
Allison Transmission, Inc., 5.00%, 10/01/24(b)	USD	655	643,341
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		500	516,875
6.25%, 04/01/25		490	489,853
6.50%, 04/01/27		350	348,145
Delphi Technologies plc, 5.00%, 10/01/25(b)		550	529,031
Faurecia SA, 3.63%, 06/15/23	EUR	398	503,454
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		200	250,372
GKN Holdings plc, 3.38%, 05/12/32	GBP	200	280,354
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	490	611,230
Goodyear Tire & Rubber Co. (The):
5.13%, 11/15/23	USD	615	611,925
5.00%, 05/31/26		585	557,212
4.88%, 03/15/27		510	477,488
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	541	667,925
Icahn Enterprises LP:
6.00%, 08/01/20	USD	1,656	1,691,190
5.88%, 02/01/22		1,000	1,011,250
6.25%, 02/01/22		1,720	1,754,400

11

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Auto Components (continued)
6.75%, 02/01/24	USD	3,445	$3,522,513
6.38%, 12/15/25		1,190	1,192,975
IHO Verwaltungs GmbH(g):
2.75% ( 2.75% Cash or 3.50% PIK), 09/15/21	EUR	845	1,039,402
4.12% ( 4.12% Cash or 4.88% PIK), 09/15/21(b)	USD	300	300,877
3.25% ( 3.25% Cash or 4.00% PIK), 09/15/23	EUR	1,355	1,687,236
4.50% ( 4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	300	294,750
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26	EUR	525	665,690
4.75% ( 4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	600	574,500
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	400	509,607
Schaeffler Finance BV, 4.75%, 05/15/23(b)	USD	3,590	3,648,338
Tenneco, Inc., 5.00%, 07/15/26		350	327,250
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(h)(i)		1,013	953,414
ZF North America Capital, Inc.:
2.75%, 04/27/23	EUR	1,900	2,474,783
4.75%, 04/29/25(b)	USD	399	406,481

			30,630,327
Automobiles — 0.1%
BMW US Capital LLC, 1.85%, 09/15/21(b)		450	429,082
Daimler Finance North America LLC:
2.25%, 09/03/19(b)		1,450	1,437,281
8.50%, 01/18/31		350	499,468
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20		1,060	1,072,243
5.25%, 04/15/23		1,000	1,038,750
3.75%, 03/29/24	EUR	790	1,055,277
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22		557	763,614
Hyundai Capital America, 2.55%, 04/03/20(b)	USD	815	801,075
Jaguar Land Rover Automotive plc:
4.25%, 11/15/19(b)		200	201,500
3.50%, 03/15/20(b)		850	848,555
5.63%, 02/01/23(b)		150	151,687
2.20%, 01/15/24	EUR	300	358,585
4.50%, 10/01/27(b)	USD	450	405,000
Nissan Motor Acceptance Corp., 2.15%, 07/13/20(b)		1,000	976,182
Tesla, Inc., 5.30%, 08/15/25(b)		1,990	1,761,150
TML Holdings Pte. Ltd., 5.75%, 05/07/21		423	432,370
Volvo Car AB, 2.00%, 01/24/25	EUR	800	963,839

			13,195,658
Banks — 7.5%
ABN AMRO Bank NV(h)(i):
(EUR Swap Annual 5 Year + 5.45%), 5.75%		5,100	6,713,048
(EUR Swap Annual 5 Year + 3.90%), 4.75%		1,700	2,134,216
Allied Irish Banks plc(i):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(h)		4,990	6,764,100
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		1,580	2,045,384
Alpha Bank AE, 2.50%, 02/05/23		750	903,981
Australia & New Zealand Banking Group Ltd.:
2.05%, 09/23/19	USD	2,200	2,174,468
2.25%, 11/09/20		1,340	1,310,085
2.55%, 11/23/21		3,000	2,917,942
(USD Swap Rate 5 Year + 5.17%), 6.75%(b)(h)(i)		8,634	9,206,002
(USD Swap Rate 5 Year + 5.17%), 6.75%(h)(i)		2,062	2,198,608
Banco Bilbao Vizcaya Argentaria SA(h)(i):
(EUR Swap Annual 5 Year + 6.16%), 7.00%	EUR	2,200	2,762,457
(EUR Swap Annual 5 Year + 9.18%), 8.88%		1,400	1,985,001
(USD Swap Semi 5 Year + 3.87%), 6.13%	USD	42,000	40,595,100

Security		Par (000)	Value
Banks (continued)
Banco BPM SpA:
4.25%, 01/30/19	EUR	300	$373,157
2.75%, 07/27/20		1,300	1,635,617
1.75%, 04/24/23		570	688,462
Banco Espirito Santo SA(f)(j):
2.63%, 05/08/17		800	270,503
4.75%, 01/15/18		1,500	507,192
4.00%, 01/21/19		5,400	1,825,891
Banco Santander SA:
(EUR Swap Annual 5 Year + 5.41%), 6.25%(h)(i)		4,800	6,006,602
(EUR Swap Annual 5 Year + 6.80%), 6.75%(h)(i)		2,400	3,285,880
(EUR Swap Annual 5 Year + 4.10%), 4.75%(h)(i)		400	483,040
4.38%, 04/12/28	USD	1,200	1,188,406
Bank of America Corp.:
5.49%, 03/15/19		700	715,406
(LIBOR 3 Month + 0.37%), 2.74%, 01/23/22(i)		2,755	2,709,670
2.50%, 10/21/22		920	879,622
(LIBOR 3 Month + 1.16%), 3.12%, 01/20/23(i)		1,120	1,102,487
(LIBOR 3 Month + 1.02%), 2.88%, 04/24/23(i)		830	807,429
(LIBOR 3 Month + 0.93%), 2.82%, 07/21/23(i)		1,715	1,658,760
(LIBOR 3 Month + 0.81%), 3.37%, 01/23/26(i)		1,000	963,256
3.50%, 04/19/26		1,300	1,255,372
3.25%, 10/21/27		1,000	931,294
(LIBOR 3 Month + 1.81%), 4.24%, 04/24/38(i)		2,000	1,955,947
(LIBOR 3 Month + 1.99%), 4.44%, 01/20/48(i)		700	701,493
Bank of America NA, 6.00%, 10/15/36		900	1,096,419
Bank of East Asia Ltd. (The)(h)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%		2,303	2,291,266
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%		874	863,805
Bank of Ireland(i):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(h)	EUR	4,440	5,951,236
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,664	2,087,312
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(i)	GBP	190	257,973
Bank of Montreal:
1.50%, 07/18/19	USD	4,200	4,135,976
1.75%, 09/11/19		1,100	1,084,489
Bank of Nova Scotia (The):
1.65%, 06/14/19		2,335	2,305,261
2.45%, 03/22/21		3,200	3,133,744
Bankia SA(i):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(h)	EUR	6,000	7,625,994
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		900	1,124,880
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		300	384,286
Barclays Bank plc, 2.65%, 01/11/21	USD	1,560	1,533,448
Barclays plc:
(EUR Swap Annual 5 Year + 5.88%), 6.50%(h)(i)	EUR	2,800	3,593,171
(USD Swap Semi 5 Year + 6.77%), 7.88%(h)(i)	USD	42,146	44,957,138
3.68%, 01/10/23		1,595	1,573,497
(GBP Swap 5 Year + 6.46%), 7.25%(h)(i)	GBP	825	1,229,416
4.38%, 09/11/24	USD	3,325	3,244,803
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(i)	EUR	400	499,613
5.20%, 05/12/26	USD	600	599,663
BB&T Corp., 2.63%, 06/29/20		885	876,968

12

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
BNP Paribas SA:
2.38%, 05/21/20	USD	1,000	$989,229
(USD Swap Semi 5 Year + 6.31%), 7.63%(b)(h)(i)		13,792	14,857,432
(USD Swap Semi 5 Year + 4.92%), 6.75%(b)(h)(i)		14,142	14,831,422
(EUR Swap Annual 5 Year + 5.23%), 6.12%(h)(i)	EUR	2,190	3,005,030
3.80%, 01/10/24(b)	USD	770	762,601
(USD Swap Semi 5 Year + 2.84%), 5.13%(b)(h)(i)		25,225	23,648,438
Busan Bank Co. Ltd., 3.63%, 07/25/26		2,950	2,709,876
CaixaBank SA(i):
(EUR Swap Annual 5 Year + 4.50%), 5.25%(h)	EUR	1,600	1,901,431
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		300	389,205
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		700	881,023
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 4.65%(h)(i)	USD	1,205	1,188,492
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(i)		1,405	1,351,621
CIT Group, Inc.:
3.88%, 02/19/19		250	251,160
5.38%, 05/15/20		2,790	2,880,675
4.13%, 03/09/21		345	345,362
5.00%, 08/15/22		1,200	1,227,000
5.00%, 08/01/23		6,027	6,132,472
5.25%, 03/07/25		1,075	1,097,844
Citibank NA, 2.10%, 06/12/20		1,370	1,344,065
Citigroup, Inc.:
2.05%, 12/07/18		900	897,346
2.50%, 07/29/19		1,100	1,095,341
2.45%, 01/10/20		1,305	1,293,477
2.75%, 04/25/22		3,105	3,018,443
Citizens Bank NA:
2.50%, 03/14/19		1,044	1,042,077
2.55%, 05/13/21		345	337,550
3.70%, 03/29/23		760	758,525
Commonwealth Bank of Australia, 2.30%, 09/06/19		730	724,123
Cooperatieve Rabobank UA:
(EUR Swap Annual 5 Year + 5.25%), 5.50%(h)(i)	EUR	4,760	6,219,561
4.50%, 01/11/21	USD	430	444,359
2.50%, 01/19/21		2,072	2,036,609
3.13%, 04/26/21		825	822,626
(EUR Swap Annual 5 Year + 6.70%), 6.62%(h)(i)	EUR	4,200	5,788,481
2.75%, 01/10/22	USD	5,000	4,890,040
3.88%, 02/08/22		820	833,404
4.38%, 08/04/25		2,700	2,687,906
5.25%, 05/24/41		540	629,185
Credit Agricole SA:
(LIBOR 3 Month + 6.98%), 8.37%(b)(h)(i)		850	904,187
(EUR Swap Annual 5 Year + 5.12%), 6.50%(h)(i)	EUR	6,920	9,405,211
3.75%, 04/24/23(b)	USD	250	247,962
(USD Swap Semi 5 Year + 4.90%), 7.88%(b)(h)(i)		9,075	9,846,375
(USD Swap Semi 5 Year + 6.19%), 8.12%(b)(h)(i)		29,118	33,085,328
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45		300	310,139
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(i)		880	872,960
Danske Bank A/S(h)(i):
(EUR Swap Annual 6 Year + 4.64%), 5.75%	EUR	400	518,061
(EUR Swap Annual 5 Year + 5.47%), 5.88%		6,240	8,420,836
(USD Swap Semi 7 Year + 3.90%), 6.13%	USD	19,590	19,834,875
Discover Bank, 3.35%, 02/06/23		905	886,043

Security		Par (000)	Value
Banks (continued)
DNB Bank ASA(h)(i):
(USD Swap Semi 5 Year + 4.08%), 5.75%	USD	1,000	$1,012,660
(USD Swap Semi 5 Year + 5.08%), 6.50%		5,000	5,232,500
DNB Boligkreditt A/S, 2.00%, 05/28/20(b)		4,500	4,412,124
Erste Group Bank AG(h)(i):
(EUR Swap Annual 5 Year + 9.02%), 8.88%	EUR	3,200	4,680,657
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,600	2,208,266
Fifth Third Bancorp, 2.60%, 06/15/22	USD	500	483,107
Fifth Third Bank, 2.25%, 06/14/21		500	486,175
Hongkong & Shanghai Banking Corp. Ltd. (The), (LIBOR 3 Month + 0.00%), 2.56%(h)(i)		900	782,991
HSBC Bank USA NA:
4.88%, 08/24/20		670	691,990
7.00%, 01/15/39		500	688,239
HSBC Holdings plc:
3.40%, 03/08/21		1,525	1,529,111
5.10%, 04/05/21		1,000	1,050,226
2.95%, 05/25/21		2,810	2,778,332
(USD Swap Rate 5 Year + 5.51%), 6.87%(h)(i)		28,124	29,811,440
(EUR Swap Annual 5 Year + 4.38%), 5.25%(h)(i)	EUR	3,600	4,788,878
(LIBOR 3 Month + 1.06%), 3.26%, 03/13/23(i)	USD	2,660	2,617,163
(USD Swap Rate 5 Year + 3.45%), 6.25%(h)(i)		1,600	1,622,016
3.60%, 05/25/23		1,200	1,197,847
(LIBOR 3 Month + 0.92%), 3.03%, 11/22/23(i)		590	573,516
(USD Swap Rate 5 Year + 3.71%), 6.38%(h)(i)		2,000	2,047,000
(USD Swap Rate 5 Year + 4.37%), 6.38%(h)(i)		10,330	10,639,900
4.38%, 11/23/26		240	237,932
(USD Swap Rate 5 Year + 3.75%), 6.00%(h)(i)		59,977	59,239,283
(USD Swap Rate 5 Year + 3.61%), 6.50%(h)(i)		30,915	31,382,126
6.50%, 05/02/36		600	730,411
6.50%, 09/15/37		2,000	2,454,271
6.80%, 06/01/38		430	547,004
6.10%, 01/14/42		400	512,110
5.25%, 03/14/44		670	717,993
Huntington National Bank (The):
2.38%, 03/10/20		1,095	1,080,460
2.88%, 08/20/20		1,510	1,502,179
ICICI Bank Ltd., 4.00%, 03/18/26		1,019	968,944
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(i)	EUR	300	364,062
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%(h)(i)	USD	2,250	2,144,774
Industrial & Commercial Bank of China Ltd., 3.54%, 11/08/27		2,650	2,493,480
ING Groep NV:
(USD Swap Semi 5 Year + 4.45%), 6.00%(h)(i)		1,500	1,531,800
3.15%, 03/29/22		1,420	1,398,236
(USD Swap Semi 5 Year + 4.45%), 6.50%(h)(i)		3,070	3,159,951
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(h)(i)	EUR	5,500	7,285,005
3.38%, 01/12/23(b)	USD	405	392,365
6.63%, 09/13/23	EUR	858	1,282,460
5.02%, 06/26/24(b)	USD	1,500	1,468,237
(USD Swap Semi 5 Year + 5.46%), 7.70%(b)(h)(i)		40,706	43,046,595
5.71%, 01/15/26(b)		1,000	1,003,498
(EUR Swap Annual 5 Year + 7.19%), 7.75%(h)(i)	EUR	200	296,164
JPMorgan Chase & Co.:
2.25%, 01/23/20	USD	1,000	988,554
4.95%, 03/25/20		1,000	1,035,471
2.75%, 06/23/20		1,940	1,927,182
2.55%, 10/29/20		300	295,660
2.55%, 03/01/21		3,900	3,825,980

13

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
2.40%, 06/07/21	USD	1,200	$1,168,906
4.35%, 08/15/21		1,380	1,426,184
2.97%, 01/15/23		2,490	2,425,609
(LIBOR 3 Month + 0.94%), 2.78%, 04/25/23(i)		1,460	1,419,059
2.70%, 05/18/23		1,200	1,150,059
3.88%, 02/01/24		855	859,794
(LIBOR 3 Month + 0.73%), 3.56%, 04/23/24(i)		1,230	1,222,836
3.13%, 01/23/25		750	714,905
3.30%, 04/01/26		1,500	1,427,761
2.95%, 10/01/26		1,300	1,203,196
(LIBOR 3 Month + 1.34%), 3.78%, 02/01/28(i)		800	776,422
6.40%, 05/15/38		270	339,418
5.40%, 01/06/42		550	626,152
4.85%, 02/01/44		300	319,335
(LIBOR 3 Month + 1.00%), 2.84%, 05/15/47(i)		37,555	33,743,167
(LIBOR 3 Month + 1.58%), 4.26%, 02/22/48(i)		800	770,480
(LIBOR 3 Month + 1.38%), 3.96%, 11/15/48(i)		600	548,430
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(h)(i)	EUR	5,411	6,746,741
KeyBank NA:
1.60%, 08/22/19	USD	520	511,537
2.25%, 03/16/20		2,395	2,361,371
2.40%, 06/09/22		1,200	1,155,616
Lloyds Banking Group plc:
3.00%, 01/11/22		750	735,800
4.50%, 11/04/24		1,205	1,205,582
(LIBOR 3 Month + 1.21%), 3.57%, 11/07/28(i)		1,410	1,313,454
Macquarie Bank Ltd.(h)(i):
(USD Swap Semi 5 Year + 3.70%), 6.13%(b)		45,445	43,740,812
(USD Swap Semi 5 Year + 3.70%), 6.13%		6,284	6,048,350
Manufacturers & Traders Trust Co., 3.40%, 08/17/27		480	462,790
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21		1,492	1,478,362
3.00%, 02/22/22		455	447,600
2.67%, 07/25/22		995	961,895
3.78%, 03/02/25		1,400	1,393,370
3.68%, 02/22/27		2,000	1,964,705
Mitsubishi UFJ Trust & Banking Corp., 2.45%, 10/16/19(b)		1,465	1,452,572
Mizuho Bank Ltd., 2.65%, 09/25/19(b)		1,020	1,014,706
Mizuho Financial Group, Inc.:
2.95%, 02/28/22		1,315	1,284,466
2.60%, 09/11/22		2,000	1,913,463
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%(h)(i)		2,500	2,387,490
National Australia Bank Ltd.:
2.40%, 12/07/21(b)		7,500	7,286,627
2.88%, 04/12/23		1,600	1,550,912
2.50%, 07/12/26		1,000	904,417
National Bank of Canada, 2.15%, 06/12/20		2,000	1,961,406
National Bank of Greece SA, 2.75%, 10/19/20	EUR	810	1,000,650
National Westminster Bank plc, (LIBOR 3 Month + 0.25%), 2.25%(h)(i)	USD	2,100	1,878,450
Noor Sukuk Co. Ltd., 4.47%, 04/24/23		1,800	1,791,144
Nordea Bank AB:
(USD Swap Rate 5 Year + 3.56%), 5.50%(b)(h)(i)		4,710	4,739,437
1.63%, 09/30/19(b)		835	819,162
2.50%, 09/17/20(b)		250	246,150
(EUR Swap Annual 5 Year + 3.00%), 3.50%(h)(i)	EUR	575	675,310
Philippine National Bank, 4.25%, 04/27/23	USD	1,500	1,486,763
Popular, Inc., 7.00%, 07/01/19		13,171	13,401,493

Security		Par (000)	Value
Banks (continued)
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(h)(i)	USD	4,200	$3,969,000
Rizal Commercial Banking Corp.:
3.45%, 02/02/21		2,100	2,067,975
4.13%, 03/16/23		1,600	1,579,867
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(h)(i)		2,300	2,415,575
(USD Swap Semi 5 Year + 7.60%), 8.62%(h)(i)		55,313	60,567,735
6.13%, 12/15/22		1,750	1,855,463
6.10%, 06/10/23		750	797,241
6.00%, 12/19/23		1,400	1,486,942
5.13%, 05/28/24		1,650	1,675,700
(USD Swap Semi 5 Year + 5.72%), 8.00%(h)(i)		19,796	21,651,875
(LIBOR 3 Month + 2.50%), 7.65%(h)(i)		500	627,500
Santander Holdings USA, Inc., 3.70%, 03/28/22		825	817,747
Santander UK Group Holdings plc:
3.57%, 01/10/23		1,080	1,058,096
(LIBOR 3 Month + 1.08%), 3.37%, 01/05/24(i)		250	242,734
(GBP Swap 5 Year + 5.79%), 6.75%(h)(i)	GBP	1,825	2,728,621
Santander UK plc:
3.05%, 08/23/18	USD	1,000	1,001,505
2.50%, 01/05/21		590	578,706
5.00%, 11/07/23(b)		11,225	11,522,182
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20		2,300	2,268,203
(USD Swap Semi 5 Year + 3.85%), 5.75%(h)(i)		4,800	4,848,000
(USD Swap Semi 5 Year + 3.49%), 5.63%(h)(i)		1,000	1,000,204
Societe Generale SA(h)(i):
(LIBOR GBP 3 Month + 3.40%), 8.88%	GBP	300	415,323
(USD Swap Semi 5 Year + 6.39%), 8.25%	USD	2,120	2,175,650
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)		17,475	18,523,500
(USD Swap Semi 5 Year + 4.98%), 7.88%(b)		8,100	8,778,375
(USD Swap Rate 5 Year + 5.87%), 8.00%(b)		47,050	52,107,875
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(h)(i)		35,220	37,201,125
Sumitomo Mitsui Banking Corp.:
2.50%, 07/19/18		1,750	1,750,174
1.76%, 10/19/18		405	403,553
2.25%, 07/11/19		5,000	4,960,635
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 03/09/21		1,900	1,882,339
2.44%, 10/19/21		1,095	1,060,378
2.85%, 01/11/22		3,930	3,841,075
2.78%, 10/18/22		2,400	2,313,694
3.45%, 01/11/27		1,500	1,446,407
3.54%, 01/17/28		1,000	969,219
SunTrust Bank, 2.45%, 08/01/22		1,590	1,526,786
Svenska Handelsbanken AB:
1.50%, 09/06/19		2,700	2,649,235
2.40%, 10/01/20		2,000	1,964,777
(USD Swap Semi 5 Year + 3.34%), 5.25%(h)(i)		2,500	2,500,000
Swedbank AB(h)(i):
(USD Swap Semi 5 Year + 3.77%), 5.50%		4,200	4,236,750
(USD Swap Semi 5 Year + 4.11%), 6.00%		800	817,968
Toronto-Dominion Bank (The), 2.13%, 04/07/21		3,160	3,066,936
UBS Group Funding Switzerland AG:
2.65%, 02/01/22(b)		500	482,033
(USD Swap Semi 5 Year + 2.43%), 5.00%(h)(i)		4,225	3,871,156
(LIBOR 3 Month + 0.95%), 2.86%, 08/15/23(b)(i)		570	546,668
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(h)(i)	EUR	3,300	4,299,312
(EUR Swap Annual 5 Year + 9.30%), 9.25%(h)(i)		4,900	7,078,498

14

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
6.95%, 10/31/22	EUR	944	$1,396,947
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(i)		995	1,328,243
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(i)		290	380,686
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(b)(i)	USD	700	700,035
Union Bank of the Philippines, 3.37%, 11/29/22		2,110	2,025,391
United Overseas Bank Ltd.(i):
(USD Swap Semi 5 Year + 1.79%), 3.88%(h)		1,993	1,887,574
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		1,300	1,243,069
US Bancorp:
2.63%, 01/24/22		2,500	2,449,848
2.38%, 07/22/26		2,000	1,793,693
US Bank NA, 2.13%, 10/28/19		1,105	1,094,116
Wells Fargo & Co.:
2.60%, 07/22/20		2,396	2,370,962
2.50%, 03/04/21		1,540	1,508,647
3.50%, 03/08/22		1,200	1,199,246
2.63%, 07/22/22		2,550	2,453,955
3.07%, 01/24/23		490	476,915
4.48%, 01/16/24		800	813,262
(LIBOR 3 Month + 1.31%), 3.58%, 05/22/28(i)		175	166,900
5.38%, 02/07/35		540	607,371
5.38%, 11/02/43		350	375,784
5.61%, 01/15/44		700	774,957
4.65%, 11/04/44		460	443,344
3.90%, 05/01/45		950	877,254
4.90%, 11/17/45		175	177,452
4.40%, 06/14/46		100	93,809
4.75%, 12/07/46		1,000	986,688
Wells Fargo Bank NA, 2.15%, 12/06/19		2,200	2,175,516
Westpac Banking Corp.:
1.65%, 05/13/19		930	918,761
1.60%, 08/19/19		2,520	2,480,070
2.15%, 03/06/20		5,000	4,921,784
2.60%, 11/23/20		3,000	2,959,418
2.85%, 05/13/26		3,000	2,782,120
(USD Swap Rate 5 Year + 2.89%), 5.00%(h)(i)		56,660	51,665,743
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(i)		2,535	2,437,240
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%(h)(i)		2,497	2,424,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(h)(i)		4,875	4,782,009
4.75%, 04/30/24		5,800	5,863,353
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		2,700	2,617,259

			1,228,146,875
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		5,770	5,703,057
4.70%, 02/01/36		2,500	2,575,103
4.90%, 02/01/46		2,115	2,194,218
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 07/15/22		825	798,324
3.50%, 01/12/24		365	363,220
4.38%, 04/15/38		460	454,574
4.44%, 10/06/48		671	646,293
Brown-Forman Corp., 4.00%, 04/15/38		700	697,099
Central American Bottling Corp., 5.75%, 01/31/27(b)		6,794	6,959,774
Coca-Cola Co. (The):
2.88%, 10/27/25		1,500	1,434,038
2.90%, 05/25/27		400	380,030

Security		Par (000)	Value
Beverages (continued)
Cott Holdings, Inc., 5.50%, 04/01/25(b)	USD	500	$496,250
Diageo Investment Corp.:
2.88%, 05/11/22		500	491,984
7.45%, 04/15/35		350	497,471
PepsiCo, Inc.:
2.25%, 05/02/22		2,800	2,709,148
3.60%, 08/13/42		575	541,456
4.45%, 04/14/46		370	386,460
3.45%, 10/06/46		2,300	2,062,009

			29,390,508
Biotechnology — 0.1%
AbbVie, Inc.:
2.30%, 05/14/21		355	345,022
2.90%, 11/06/22		360	350,464
Amgen, Inc.:
2.20%, 05/22/19		750	746,408
2.20%, 05/11/20		1,185	1,165,815
Gilead Sciences, Inc.:
1.95%, 03/01/22		5,000	4,768,759
2.50%, 09/01/23		2,195	2,098,458
2.95%, 03/01/27		3,000	2,804,852
4.15%, 03/01/47		1,000	952,388
Grifols SA, 3.20%, 05/01/25	EUR	300	364,997

			13,597,163
Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 09/01/24(b)	USD	490	487,550
CIMPOR Financial Operations BV, 5.75%, 07/17/24(b)		500	468,125
CPG Merger Sub LLC, 8.00%, 10/01/21(b)		965	989,125
Griffon Corp., 5.25%, 03/01/22		475	474,858
Masonite International Corp., 5.63%, 03/15/23(b)		3,447	3,550,410
St. Marys Cement, Inc., 5.75%, 01/28/27(b)		300	305,745
Standard Industries, Inc.(b):
5.50%, 02/15/23		2,301	2,375,782
5.38%, 11/15/24		1,348	1,365,692
6.00%, 10/15/25		750	778,125
5.00%, 02/15/27		350	337,369
4.75%, 01/15/28		625	582,813
Summit Materials LLC, 6.13%, 07/15/23		400	408,880
Titan Global Finance plc:
3.50%, 06/17/21	EUR	175	222,082
2.38%, 11/16/24		576	679,788
USG Corp., 4.88%, 06/01/27(b)	USD	1,775	1,775,000

			14,801,344
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The):
2.15%, 02/24/20		750	740,090
2.05%, 05/03/21		1,145	1,110,191
2.60%, 02/07/22		4,000	3,907,222
2.95%, 01/29/23		1,200	1,176,153
3.50%, 04/28/23		580	580,720
(LIBOR 3 Month + 0.63%), 2.66%, 05/16/23(i)		140	135,571
3.30%, 08/23/29		1,500	1,387,745
Blackstone CQP Holdco LP(b):
6.50%, 03/20/21		6,149	6,179,745
6.00%, 08/18/21		1,008	1,010,520
CCTI Ltd., 3.63%, 08/08/22		3,765	3,602,672
Charles Schwab Corp. (The), 3.20%, 03/02/27		1,500	1,436,722
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25		5,980	5,820,238
China Cinda Finance 2017 I Ltd.:
3.88%, 02/08/23		855	839,119
4.40%, 03/09/27		1,700	1,622,832

15

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
CME Group, Inc., 5.30%, 09/15/43	USD	1,400	$1,687,607
Credit Suisse AG:
2.30%, 05/28/19		6,921	6,889,679
5.30%, 08/13/19		750	772,025
3.00%, 10/29/21		580	574,067
6.50%, 08/08/23(b)		6,850	7,415,125
Credit Suisse Group AG:
3.57%, 01/09/23(b)		865	853,143
(USD Swap Semi 5 Year + 3.46%), 6.25%(b)(h)(i)		70,409	72,101,351
(USD Swap Semi 5 Year + 3.46%), 6.25%(h)(i)		600	614,421
Credit Suisse USA, Inc., 7.13%, 07/15/32		350	455,949
Deutsche Bank AG:
3.15%, 01/22/21		1,795	1,763,006
4.50%, 04/01/25		1,000	969,232
(USD Swap Semi 5 Year + 5.00%), 7.50%(h)(i)		4,100	4,089,750
(USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(i)		44,266	42,209,998
(USD Swap Rate 5 Year + 2.55%), 4.88%, 12/01/32(i)		700	644,490
Dresdner Funding Trust I, 8.15%, 06/30/31(b)		650	826,878
E*TRADE Financial Corp., 2.95%, 08/24/22		520	503,883
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(b)(g)		1,186	1,200,825
Eaton Vance Corp., 3.50%, 04/06/27		1,000	974,827
Goldman Sachs Group, Inc. (The):
7.50%, 02/15/19		1,000	1,037,601
2.55%, 10/23/19		1,630	1,622,123
2.30%, 12/13/19		1,785	1,768,203
2.60%, 04/23/20		4,000	3,964,127
2.60%, 12/27/20		1,145	1,128,072
2.88%, 02/25/21		640	632,207
5.25%, 07/27/21		1,450	1,533,847
2.35%, 11/15/21		745	718,988
3.00%, 04/26/22		2,900	2,834,216
(LIBOR 3 Month + 0.82%), 2.88%, 10/31/22(i)		460	448,603
(LIBOR 3 Month + 0.78%), 3.14%, 10/31/22(i)		325	326,220
3.85%, 07/08/24		680	676,287
3.50%, 01/23/25		750	724,806
3.75%, 05/22/25		2,395	2,341,330
3.75%, 02/25/26		1,605	1,555,299
3.85%, 01/26/27		1,255	1,211,729
6.13%, 02/15/33		970	1,132,468
4.75%, 10/21/45		1,207	1,227,936
Guojing Capital BVI Ltd., 3.95%, 12/11/22		3,197	3,072,972
Huarong Finance 2017 Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%(h)(i)		2,942	2,870,139
Huarong Finance II Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%(h)(i)		2,350	2,195,831
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	1,675	1,984,274
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	985	979,268
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		2,000	1,907,726
3.75%, 12/01/25		2,115	2,118,208
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)		2,421	2,478,499
LPL Holdings, Inc., 5.75%, 09/15/25(b)		853	827,410
Macquarie Group Ltd., (LIBOR 3 Month + 1.02%), 3.19%, 11/28/23(i)		1,908	1,829,047
Moody’s Corp.:
2.75%, 07/15/19		2,195	2,185,848
2.75%, 12/15/21		185	180,838
2.63%, 01/15/23		755	723,285

Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
2.45%, 02/01/19	USD	1,020	$1,018,839
2.65%, 01/27/20		4,000	3,975,723
5.75%, 01/25/21		1,370	1,456,382
2.50%, 04/21/21		810	791,527
2.63%, 11/17/21		6,190	6,027,316
(LIBOR 3 Month + 0.93%), 3.29%, 07/22/22(i)		1,745	1,765,923
(LIBOR 3 Month + 0.85%), 3.74%, 04/24/24(i)		575	574,320
3.88%, 04/29/24		1,860	1,857,816
4.00%, 07/23/25		1,365	1,360,925
3.88%, 01/27/26		2,000	1,971,182
3.13%, 07/27/26		585	544,687
3.63%, 01/20/27		1,400	1,350,253
6.38%, 07/24/42		340	427,971
4.30%, 01/27/45		1,515	1,466,336
MSCI, Inc.(b):
5.25%, 11/15/24		630	642,600
5.75%, 08/15/25		430	449,221
4.75%, 08/01/26		345	341,843
Pershing Square Holdings Ltd., 5.50%, 07/15/22(b)		4,100	4,123,575
State Street Corp., (LIBOR 3 Month + 1.00%), 3.12%, 06/15/47(i)		54,606	49,500,339
SUAM Finance BV, 4.88%, 04/17/24(b)		8,838	9,064,695
TD Ameritrade Holding Corp.:
3.63%, 04/01/25		1,500	1,494,665
3.30%, 04/01/27		500	482,846
UBS AG, 2.38%, 08/14/19		5,485	5,454,699
UBS Group AG(h)(i):
(USD Swap Semi 5 Year + 5.46%), 7.13%		2,900	3,018,076
(USD Swap Rate 5 Year + 5.50%), 6.87%		19,590	20,569,500
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	2,984	4,032,984
(USD Swap Semi 5 Year + 4.87%), 7.00%	USD	14,196	15,187,960
(USD Swap Semi 5 Year + 4.59%), 6.87%		5,176	5,447,740

			366,733,146
Chemicals — 0.8%
Alpha 3 BV, 6.25%, 02/01/25(b)		4,290	4,343,625
Ashland LLC, 4.75%, 08/15/22		825	832,219
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	665	845,039
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)	USD	1,214	1,223,105
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		1,384	1,591,600
10.00%, 10/15/25		5,297	6,210,732
CF Industries, Inc.:
7.13%, 05/01/20		946	1,008,672
3.45%, 06/01/23		650	617,500
5.15%, 03/15/34		1,005	918,319
4.95%, 06/01/43		500	418,750
5.38%, 03/15/44		500	437,990
Chemours Co. (The):
6.13%, 05/15/23	EUR	357	451,052
6.63%, 05/15/23	USD	1,124	1,181,605
7.00%, 05/15/25		2,247	2,418,333
5.38%, 05/15/27		2,670	2,643,300
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		2,952	2,949,001
4.63%, 03/14/23		3,815	3,817,075
4.88%, 03/14/25		2,538	2,513,295
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		10,997	11,230,686
Consolidated Energy Finance SA, 6.88%, 06/15/25(b)		350	364,000
CVR Partners LP, 9.25%, 06/15/23(b)		350	360,062
Dow Chemical Co. (The), 4.25%, 11/15/20		555	568,366
Eastman Chemical Co., 2.70%, 01/15/20		750	745,569

16

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
EI du Pont de Nemours & Co., 4.15%, 02/15/43	USD	400	$379,447
FXI Holdings, Inc., 7.88%, 11/01/24(b)		395	390,062
Gates Global LLC, 6.00%, 07/15/22(b)		2,529	2,560,613
Hexion, Inc.:
6.63%, 04/15/20		172	161,465
10.38%, 02/01/22(b)		948	921,930
Huntsman International LLC:
4.88%, 11/15/20		3,145	3,203,969
5.13%, 11/15/22		1,580	1,638,934
INEOS Finance plc, 4.00%, 05/01/23	EUR	1,361	1,676,595
INEOS Group Holdings SA:
5.38%, 08/01/24		600	765,190
5.63%, 08/01/24(b)	USD	400	404,000
INVISTA Finance LLC, 4.25%, 10/15/19(b)		200	200,250
Koppers, Inc., 6.00%, 02/15/25(b)		1,716	1,746,030
Kronos International, Inc., 3.75%, 09/15/25	EUR	397	487,328
LyondellBasell Industries NV, 5.00%, 04/15/19	USD	650	659,386
Momentive Performance Materials USA LLC, 8.88%, 10/15/20(c)(f)(j)		450	—
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,685	7,052,675
Monsanto Co.:
3.38%, 07/15/24		1,000	970,292
4.20%, 07/15/34		695	679,170
4.40%, 07/15/44		335	315,728
4.70%, 07/15/64		150	141,312
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		1,208	1,168,740
Olin Corp.:
5.13%, 09/15/27		500	490,000
5.00%, 02/01/30		811	772,478
Pearl Holding III Ltd., 9.50%, 12/11/22		1,200	1,184,915
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		10,083	10,335,075
5.88%, 12/01/25		5,220	5,089,500
PolyOne Corp., 5.25%, 03/15/23		400	409,500
PQ Corp.(b):
6.75%, 11/15/22		1,466	1,550,295
5.75%, 12/15/25		2,880	2,851,200
Praxair, Inc., 3.55%, 11/07/42		200	187,588
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	1,360	1,707,947
Rain CII Carbon LLC, 7.25%, 04/01/25(b)	USD	400	412,000
Rayonier AM Products, Inc., 5.50%, 06/01/24(b)		400	387,000
Rock International Investment, Inc., 6.63%, 03/27/20		3,100	2,757,177
Sinochem Offshore Capital Co. Ltd., 3.25%, 04/29/19		19,847	19,807,593
Solvay Finance SA(h)(i):
(EUR Swap Annual 5 Year + 4.89%), 5.12%	EUR	897	1,205,892
(EUR Swap Annual 5 Year + 3.70%), 5.42%		172	240,940
SPCM SA, 4.88%, 09/15/25(b)	USD	400	387,380
Trinseo Materials Operating SCA, 5.38%, 09/01/25(b)		400	394,000
Tronox Finance plc, 5.75%, 10/01/25(b)		209	203,253
Tronox, Inc., 6.50%, 04/15/26(b)		500	496,250
UPL Corp. Ltd., 4.50%, 03/08/28		3,000	2,902,413
W.R. Grace & Co. Conn., 5.13%, 10/01/21(b)		4,592	4,717,316

			131,702,723
Commercial Services & Supplies — 0.5%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	140	199,552
2.88%, 01/31/22		140	190,128
ADT Corp. (The):
6.25%, 10/15/21	USD	1,575	1,641,937
3.50%, 07/15/22		1,743	1,628,616
4.13%, 06/15/23		3,597	3,365,461
4.88%, 07/15/32(b)		3,541	2,930,178

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Algeco Global Finance plc, 8.00%, 02/15/23(b)	USD	4,715	$4,815,194
APTIM Corp., 7.75%, 06/15/25(b)		450	392,625
APX Group, Inc.:
6.38%, 12/01/19		391	389,045
8.75%, 12/01/20		2,187	2,156,929
7.88%, 12/01/22		4,190	4,221,425
Aramark Services, Inc.:
5.13%, 01/15/24		1,041	1,059,217
5.00%, 04/01/25(b)		506	509,163
4.75%, 06/01/26		350	339,500
5.00%, 02/01/28(b)		1,848	1,799,490
Brink’s Co. (The), 4.63%, 10/15/27(b)		425	391,000
Clean Harbors, Inc., 5.13%, 06/01/21		450	452,812
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		125	129,931
Elis SA, 1.88%, 02/15/23	EUR	200	241,520
GFL Environmental, Inc., 9.88%, 02/01/21(b)	USD	350	367,938
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		565	577,712
ILFC E-Capital Trust I, 4.64%, 12/21/65(i)(b)		25,372	24,420,550
Intrum Justitia AB:
2.75%, 07/15/22	EUR	769	919,465
3.13%, 07/15/24		140	165,875
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	2,024	1,963,280
Mobile Mini, Inc., 5.88%, 07/01/24		2,140	2,209,550
Multi-Color Corp., 4.88%, 11/01/25(b)		420	391,650
Nielsen Co. Luxembourg SARL (The)(b):
5.50%, 10/01/21		100	101,500
5.00%, 02/01/25		492	484,620
Nielsen Finance LLC:
4.50%, 10/01/20		600	600,774
5.00%, 04/15/22(b)		1,850	1,864,060
Paprec Holding SA:
(EURIBOR 3 Month + 3.50%), 3.50%, 03/31/25(i)	EUR	145	177,335
4.00%, 03/31/25		361	440,848
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	11,444	12,273,690
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		485	482,575
SPIE SA, 3.13%, 03/22/24	EUR	300	365,975
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	1,533	1,563,660
Verisure Holding AB, 6.00%, 11/01/22	EUR	376	477,582
Verisure Midholding AB, 5.75%, 12/01/23		450	539,366
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	1,207	1,194,568
West Corp., 8.50%, 10/15/25(b)		825	796,125

			79,232,421
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 02/15/39		970	1,228,885
CommScope Technologies LLC(b):
6.00%, 06/15/25		2,105	2,162,887
5.00%, 03/15/27		975	933,563
CommScope, Inc.(b):
5.00%, 06/15/21		450	453,375
5.50%, 06/15/24		3,083	3,136,952
Gogo Intermediate Holdings LLC, 12.50%, 07/01/22(b)		390	433,388
Juniper Networks, Inc., 3.13%, 02/26/19		1,500	1,502,346
Nokia OYJ:
5.38%, 05/15/19		214	218,291
3.38%, 06/12/22		395	381,373
4.38%, 06/12/27		380	352,450
6.63%, 05/15/39		2,049	2,136,082
Plantronics, Inc., 5.50%, 05/31/23(b)		375	375,000
Proven Glory Capital Ltd.:
3.25%, 02/21/22		5,000	4,778,545
4.00%, 02/21/27		2,775	2,590,704

17

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	USD	725	$717,875
ViaSat, Inc., 5.63%, 09/15/25(b)		500	477,500

			21,879,216
Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24		475	494,641
5.13%, 03/15/27		800	768,760
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		2,224	2,296,280
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(h)(i)		1,459	1,467,087
Chang Development International Ltd., 3.63%, 01/20/20		1,900	1,867,155
China City Construction International Co. Ltd., 5.35%, 07/03/17(f)(j)	CNY	6,794	748,259
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	1,815	1,707,915
CRCC Yupeng Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.25%), 3.95%(h)(i)		1,000	995,674
Engility Corp., 8.88%, 09/01/24		657	683,280
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(h)(i)		2,200	2,136,629
Mexico City Airport Trust, 4.25%, 10/31/26(b)		7,105	6,657,802
OCI NV:
5.00%, 04/15/23	EUR	520	639,201
6.63%, 04/15/23(b)	USD	200	202,800
Tutor Perini Corp., 6.88%, 05/01/25(b)		994	1,018,552
Weekley Homes LLC, 6.63%, 08/15/25(b)		301	291,970
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	676	865,726

			22,841,731
Construction Materials — 0.0%
Buzzi Unicem SpA, 2.13%, 04/28/23		400	505,895

Consumer Finance — 0.8%
AerCap Ireland Capital DAC:
4.63%, 10/30/20	USD	2,320	2,379,697
4.50%, 05/15/21		683	698,942
3.50%, 05/26/22		790	775,937
Ally Financial, Inc.:
3.75%, 11/18/19		750	751,958
8.00%, 03/15/20		400	431,000
4.13%, 03/30/20		1,920	1,929,600
4.25%, 04/15/21		400	402,000
5.13%, 09/30/24		3,535	3,614,537
4.63%, 03/30/25		2,000	1,980,000
5.75%, 11/20/25		975	1,007,906
8.00%, 11/01/31		12,119	14,727,009
American Express Co.:
2.50%, 08/01/22		2,690	2,580,885
4.05%, 12/03/42		500	487,801
American Express Credit Corp.:
2.20%, 03/03/20		2,000	1,974,784
2.60%, 09/14/20		3,000	2,970,207
2.25%, 05/05/21		2,000	1,948,948
American Honda Finance Corp., 2.90%, 02/16/24		2,000	1,938,876
Capital One Financial Corp.:
3.05%, 03/09/22		455	445,015
3.20%, 01/30/23		420	407,650
Caterpillar Financial Services Corp.:
1.70%, 08/09/21		3,000	2,863,057
2.55%, 11/29/22		2,000	1,930,745
3.25%, 12/01/24		1,800	1,767,018

Security		Par (000)	Value
Consumer Finance (continued)
CDBL Funding 1:
3.00%, 04/24/23	USD	2,830	$2,666,409
4.25%, 12/02/24		3,800	3,763,349
3.50%, 10/24/27		2,370	2,134,254
Ford Motor Credit Co. LLC:
5.00%, 05/15/18		1,500	1,501,410
2.26%, 03/28/19		330	327,819
2.02%, 05/03/19		1,885	1,865,300
1.90%, 08/12/19		3,010	2,962,857
2.68%, 01/09/20		715	709,055
3.20%, 01/15/21		330	327,071
4.14%, 02/15/23		545	545,000
General Motors Financial Co., Inc.:
2.40%, 05/09/19		2,245	2,239,181
2.35%, 10/04/19		1,300	1,286,383
3.20%, 07/13/20		2,121	2,114,695
3.20%, 07/06/21		1,360	1,343,168
3.15%, 06/30/22		435	423,208
HSBC USA, Inc.:
2.38%, 11/13/19		800	791,601
2.35%, 03/05/20		1,000	987,815
5.00%, 09/27/20		380	393,593
Hyundai Capital Services, Inc., 3.00%, 08/29/22		3,400	3,266,690
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		4,925	4,783,850
ILFC E-Capital Trust II, (LIBOR 3 Month + 1.80%, 14.50% Cap), 4.89%, 12/21/65(b)(i)		11,944	11,496,100
John Deere Capital Corp.:
2.35%, 01/08/21		420	412,545
2.15%, 09/08/22		595	566,388
2.65%, 06/24/24		755	716,693
3.45%, 03/13/25		1,000	989,830
3.05%, 01/06/28		500	472,102
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(h)(i)		1,700	1,629,918
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	200	249,671
Navient Corp.:
5.50%, 01/15/19	USD	800	811,200
4.88%, 06/17/19		800	807,000
8.00%, 03/25/20		875	931,875
5.00%, 10/26/20		1,070	1,075,350
5.88%, 03/25/21		800	819,000
6.63%, 07/26/21		555	576,589
7.25%, 01/25/22		475	502,313
6.50%, 06/15/22		1,602	1,646,055
5.50%, 01/25/23		4,341	4,274,583
7.25%, 09/25/23		1,250	1,306,250
6.13%, 03/25/24		813	814,016
5.88%, 10/25/24		1,034	1,013,320
6.75%, 06/25/25		778	785,780
5.63%, 08/01/33		895	769,700
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		945	947,362
OneMain Financial Holdings LLC, 7.25%, 12/15/21(b)		1,132	1,171,620
Springleaf Finance Corp.:
5.25%, 12/15/19		600	607,488
8.25%, 12/15/20		645	711,293
7.75%, 10/01/21		250	272,188
6.13%, 05/15/22		800	819,000
5.63%, 03/15/23		2,354	2,330,460
6.88%, 03/15/25		2,468	2,492,680
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 26.00%, 04/11/22(b)(i)		3,865	2,912,277

18

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Consumer Finance (continued)
Toyota Motor Credit Corp.:
2.60%, 01/11/22	USD	3,000	$2,937,045
3.20%, 01/11/27		1,000	966,588
3.05%, 01/11/28		500	474,996

			131,755,555
Containers & Packaging — 0.4%
ARD Finance SA, 6.63% (6.63% Cash or 7.38% PIK), 09/15/23(g)	EUR	300	380,847
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD	2,803	2,852,080
4.25%, 09/15/22(b)		500	496,875
4.13%, 05/15/23	EUR	394	497,695
4.63%, 05/15/23(b)	USD	3,182	3,189,955
2.75%, 03/15/24	EUR	902	1,103,688
6.75%, 05/15/24		558	734,271
7.25%, 05/15/24(b)	USD	4,208	4,439,440
6.00%, 02/15/25(b)		10,624	10,743,520
4.75%, 07/15/27	GBP	620	833,282
Ball Corp.:
4.38%, 12/15/20	USD	675	685,969
5.00%, 03/15/22		400	414,500
4.00%, 11/15/23		390	382,200
4.38%, 12/15/23	EUR	615	839,890
5.25%, 07/01/25	USD	1,050	1,081,500
4.88%, 03/15/26		550	548,625
Berry Global, Inc.:
5.50%, 05/15/22		150	153,844
5.13%, 07/15/23		600	603,750
4.50%, 02/15/26(b)		852	813,660
BWAY Holding Co.(b):
5.50%, 04/15/24		4,516	4,538,580
7.25%, 04/15/25		1,266	1,299,486
Crown Americas LLC:
4.50%, 01/15/23		750	737,812
4.75%, 02/01/26(b)		4,015	3,874,475
4.25%, 09/30/26		354	327,893
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR	100	121,951
3.38%, 05/15/25		289	360,583
Horizon Holdings I SAS, 7.25%, 08/01/23		975	1,231,470
Horizon Parent Holdings Sarl, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(g)		625	794,374
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22(g)		394	497,122
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 9.25% PIK), 06/30/23(g)		110	109,424
OI European Group BV, 3.13%, 11/15/24		291	359,437
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22	USD	350	354,812
5.88%, 08/15/23		450	460,125
Plastipak Holdings, Inc., 6.25%, 10/15/25(b)		350	339,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,951	2,973,065
6.87%, 02/15/21		296	300,363
(LIBOR 3 Month + 3.50%), 5.85%, 07/15/21(b)(i)		1,984	2,011,280
5.13%, 07/15/23(b)		1,186	1,193,413
7.00%, 07/15/24(b)		3,673	3,824,511
Sealed Air Corp.:
4.88%, 12/01/22(b)		850	862,750
5.25%, 04/01/23(b)		470	481,750
4.50%, 09/15/23	EUR	287	390,721
Signode Industrial Group Lux SA, 6.38%, 05/01/22(b)	USD	841	867,828
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	410	505,537

Security		Par (000)	Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 08/01/22	EUR	775	$967,018
WestRock Co., 3.75%, 03/15/25(b)	USD	360	353,836

			60,934,707
Distributors — 0.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)		19	19,214
American Tire Distributors, Inc., 10.25%, 03/01/22(b)		844	445,210
Autodis SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(i)	EUR	175	213,422
4.38%, 05/01/22		275	339,838
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23	USD	1,570	1,515,951
LKQ Corp., 4.75%, 05/15/23		400	396,620

			2,930,255
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48		1,243	1,236,134
Cognita Financing plc, 7.75%, 08/15/21	GBP	1,232	1,751,217
George Washington University (The), 4.13%, 09/15/48	USD	650	644,349
Laureate Education, Inc., 8.25%, 05/01/25(b)		995	1,069,625
Massachusetts Institute of Technology, 4.68%, 07/01/2114		340	368,930
Northwestern University, 3.66%, 12/01/57		483	467,369
Princeton University, 5.70%, 03/01/39		150	191,330
Service Corp. International:
5.38%, 05/15/24		550	565,262
4.63%, 12/15/27		400	391,120
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		1,680	1,636,320
University of Southern California, 3.84%, 10/01/47		1,025	1,016,965

			9,338,621
Diversified Financial Services — 0.4%
AIG Global Funding, 1.95%, 10/18/19(b)		1,755	1,729,589
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	575	787,556
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(i)	EUR	424	503,000
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(i)		232	278,062
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23	USD	4,000	3,876,744
Banca IFIS SpA:
2.00%, 04/24/23	EUR	400	477,923
(EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(i)		675	826,362
Berkshire Hathaway, Inc.:
3.13%, 03/15/26	USD	1,180	1,136,892
4.50%, 02/11/43		2,180	2,317,678
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	200	279,037
7.50%, 10/01/23		340	496,790
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	USD	905	860,067
FBM Finance, Inc., 8.25%, 08/15/21(b)		855	899,888
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(i)	EUR	330	377,387
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	2,625	2,513,786
Gilbert Park CLO Ltd., (LIBOR USD 3 Month + 1.19%), 3.54%, 10/15/30(i)		2,250	2,261,658
HBOS Capital Funding LP, 6.85%(h)		5,130	5,195,151
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	6,880,874
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	320	419,050
Jefferies Finance LLC(b):
7.38%, 04/01/20	USD	1,915	1,931,756

19

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
6.88%, 04/15/22	USD	1,151	$1,148,123
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(g)	EUR	1,056	1,289,393
Mercury Bondco plc(g):
7.13% (7.13% Cash or 7.88% PIK), 05/30/21		1,000	1,248,465
8.25% (8.25% Cash or 9.00% PIK), 05/30/21		989	1,245,740
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18	USD	500	519,017
2.40%, 04/25/22		1,200	1,157,913
3.05%, 04/25/27		1,400	1,325,173
Nationstar Mortgage LLC, 6.50%, 07/01/21		375	379,687
ORIX Corp.:
2.90%, 07/18/22		415	401,703
3.25%, 12/04/24		1,460	1,395,589
ProGroup AG:
5.13%, 05/01/22	EUR	881	1,091,163
(EURIBOR 3 Month + 2.50%), 2.50%, 03/31/24(i)		263	319,584
Shell International Finance BV:
4.13%, 05/11/35	USD	2,950	3,011,038
6.38%, 12/15/38		560	736,455
4.00%, 05/10/46		2,000	1,955,613
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22(b)		540	528,717
Synchrony Bank, 3.00%, 06/15/22		340	326,950
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		3,182	3,150,180
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		1,280	1,308,800
Vantiv LLC(b):
3.88%, 11/15/25	GBP	648	876,490
4.38%, 11/15/25	USD	1,221	1,166,055
VFH Parent LLC, 6.75%, 06/15/22(b)		355	368,206
Voya Financial, Inc., (LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/53(i)		500	509,500

			59,508,804
Diversified Telecommunication Services — 1.0%
Altice France SA:
5.38%, 05/15/22	EUR	1,448	1,787,959
6.00%, 05/15/22	USD	200	197,124
6.00%, 05/15/22(b)		6,216	6,126,614
6.25%, 05/15/24(b)		1,000	952,500
7.38%, 05/01/26(b)		10,827	10,488,656
AT&T, Inc.:
3.20%, 03/01/22		490	484,172
3.60%, 02/17/23		1,905	1,895,076
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15(f)(j)		1,000	26,250
CCO Holdings LLC:
5.25%, 03/15/21		450	455,063
5.25%, 09/30/22		800	812,500
5.13%, 02/15/23		1,000	1,004,500
4.00%, 03/01/23(b)		2,146	2,070,890
5.13%, 05/01/23(b)		800	803,760
5.75%, 01/15/24		425	428,995
5.88%, 04/01/24(b)		1,000	1,013,900
5.38%, 05/01/25(b)		1,200	1,179,750
5.75%, 02/15/26(b)		1,500	1,488,750
5.50%, 05/01/26(b)		800	778,960
5.13%, 05/01/27(b)		18,170	17,024,745
5.88%, 05/01/27(b)		630	615,825
5.00%, 02/01/28(b)		2,482	2,291,829
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	200	245,275

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.:
5.63%, 04/01/20	USD	590	$598,112
6.45%, 06/15/21		3,995	4,082,391
5.80%, 03/15/22		1,544	1,536,280
6.75%, 12/01/23		1,953	1,938,353
7.50%, 04/01/24		900	918,000
5.63%, 04/01/25		4,043	3,719,560
7.60%, 09/15/39		1,135	959,075
7.65%, 03/15/42		1,697	1,433,965
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		2,512	2,304,509
Consolidated Communications, Inc., 6.50%, 10/01/22		350	322,000
eircom Finance DAC, 4.50%, 05/31/22	EUR	625	772,864
Embarq Corp., 8.00%, 06/01/36	USD	1,406	1,335,531
Frontier Communications Corp.:
7.13%, 03/15/19		55	54,725
8.75%, 04/15/22		200	166,500
10.50%, 09/15/22		1,975	1,737,407
7.13%, 01/15/23		2,102	1,502,930
7.63%, 04/15/24		950	624,625
6.88%, 01/15/25		3,956	2,423,050
11.00%, 09/15/25		8,600	6,600,500
8.50%, 04/01/26(b)		2,670	2,596,575
9.00%, 08/15/31		450	275,625
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,973	1,657,320
8.00%, 02/15/24(b)		1,040	1,098,500
9.75%, 07/15/25(b)		2,156	2,115,575
Koninklijke KPN NV(i):
(EUR Swap Annual 5 Year + 5.20%), 6.12%(h)	EUR	893	1,101,466
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73	GBP	410	609,603
(USD Swap Semi 10 Year + 5.33%), 7.00%, 03/28/73(b)	USD	200	216,250
Level 3 Financing, Inc.:
6.13%, 01/15/21		25	25,313
5.38%, 08/15/22		2,691	2,704,455
5.63%, 02/01/23		2,755	2,792,881
5.13%, 05/01/23		3,829	3,790,710
5.38%, 01/15/24		3,157	3,125,430
5.38%, 05/01/25		3,064	3,017,121
5.25%, 03/15/26		2,282	2,207,150
Level 3 Parent LLC, 5.75%, 12/01/22		400	403,000
OTE plc, 3.50%, 07/09/20	EUR	886	1,128,694
Qwest Corp.:
6.75%, 12/01/21	USD	500	537,690
6.88%, 09/15/33		500	474,716
Sable International Finance Ltd., 6.88%, 08/01/22(b)		545	572,931
Sprint Capital Corp.:
6.90%, 05/01/19		1,295	1,333,850
6.88%, 11/15/28		1,050	1,071,000
8.75%, 03/15/32		6,359	7,285,029
Telecom Italia Capital SA:
7.00%, 06/04/18		725	727,335
7.18%, 06/18/19		225	233,719
6.38%, 11/15/33		1,565	1,700,998
6.00%, 09/30/34		10,383	10,746,405
7.20%, 07/18/36		2,015	2,312,212
7.72%, 06/04/38		216	260,280
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	527	955,205
Telecom Italia SpA:
1.13%, 03/26/22(k)		900	1,067,820
5.88%, 05/19/23	GBP	700	1,103,409
3.63%, 01/19/24	EUR	1,000	1,340,593

20

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
5.30%, 05/30/24(b)	USD	2,740	$2,790,690
3.00%, 09/30/25	EUR	200	257,050
2.38%, 10/12/27		240	287,888
Telesat Canada, 8.88%, 11/15/24(b)	USD	1,477	1,617,315
Verizon Communications, Inc., 2.95%, 03/15/22		2,740	2,689,149
Virgin Media Finance plc:
6.38%, 04/15/23(b)		400	403,000
6.00%, 10/15/24(b)		300	294,000
4.50%, 01/15/25	EUR	274	336,661
5.75%, 01/15/25(b)	USD	5,986	5,671,735
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	200	281,158
5.25%, 01/15/26(b)	USD	2,465	2,347,912
5.50%, 08/15/26(b)		500	481,250
4.88%, 01/15/27	GBP	945	1,277,533
6.25%, 03/28/29		1,043	1,514,936
Windstream Services LLC:
7.75%, 10/15/20	USD	500	428,750
6.38%, 08/01/23		450	263,250
8.75%, 12/15/24(b)		511	305,323
8.63%, 10/31/25(b)		450	412,875
WTT Investment Ltd.:
5.50%, 11/21/22(b)		500	487,619
5.50%, 11/21/22		834	813,348

			168,753,772
Electric Utilities — 0.7%
1MDB Energy Ltd., 5.99%, 05/11/22		8,700	9,121,097
Adani Transmission Ltd., 4.00%, 08/03/26		1,606	1,481,580
AEP Transmission Co. LLC, 3.75%, 12/01/47(b)		600	564,411
Alabama Power Co., 4.30%, 01/02/46		700	727,855
American Electric Power Co., Inc., 2.95%, 12/15/22		390	380,332
Arizona Public Service Co.:
2.95%, 09/15/27		600	563,252
4.70%, 01/15/44		250	267,160
4.35%, 11/15/45		400	413,976
CenterPoint Energy Houston Electric LLC:
2.40%, 09/01/26		1,300	1,186,648
3.95%, 03/01/48		370	366,754
Commonwealth Edison Co.:
2.95%, 08/15/27		800	758,909
4.35%, 11/15/45		1,000	1,042,691
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	300	373,148
DPL, Inc., 7.25%, 10/15/21	USD	356	387,186
DTE Electric Co.:
4.30%, 07/01/44		250	261,676
3.70%, 03/15/45		320	303,931
3.75%, 08/15/47		400	381,769
Duke Energy Carolinas LLC:
6.05%, 04/15/38		805	1,019,077
3.70%, 12/01/47		1,000	948,759
Duke Energy Corp.:
3.55%, 09/15/21		1,000	1,006,372
2.40%, 08/15/22		615	586,659
Duke Energy Florida LLC, 3.40%, 10/01/46		2,000	1,788,687
Duke Energy Progress LLC:
4.10%, 05/15/42		515	518,874
4.15%, 12/01/44		500	508,191
4.20%, 08/15/45		750	769,072
Emera, Inc., (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(i)		6,725	7,276,450
Enel Americas SA, 4.00%, 10/25/26		7,217	6,973,426
Enel SpA(i):
(EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/74	EUR	716	901,864

Security		Par (000)	Value
Electric Utilities (continued)
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75	EUR	360	$466,752
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	195	303,356
Entergy Arkansas, Inc., 3.50%, 04/01/26	USD	1,000	988,127
Entergy Louisiana LLC, 3.12%, 09/01/27		1,600	1,525,417
Eversource Energy, 2.75%, 03/15/22		195	189,904
Exelon Corp., 2.45%, 04/15/21		1,105	1,073,400
FirstEnergy Corp., 2.85%, 07/15/22		664	639,588
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,442,012
Gas Natural Fenosa Finance BV, (EUR Swap Annual 8 Year + 3.35%), 4.13%(h)(i)	EUR	1,600	2,076,879
Georgia Power Co.:
2.00%, 09/08/20	USD	900	878,234
2.85%, 05/15/22		670	654,675
5.95%, 02/01/39		470	570,410
4.30%, 03/15/42		500	500,539
Greenko Investment Co., 4.88%, 08/16/23		3,036	2,853,655
Gulf Power Co., 3.30%, 05/30/27		1,600	1,534,905
Huachen Energy Co. Ltd., 6.63%, 05/18/20		1,600	1,451,200
ITC Holdings Corp., 2.70%, 11/15/22(b)		390	373,644
Kallpa Generacion SA, 4.88%, 05/24/26		11,645	11,645,000
MidAmerican Energy Co., 6.75%, 12/30/31		575	738,092
Minejesa Capital BV, 4.63%, 08/10/30		2,825	2,675,865
NextEra Energy Capital Holdings, Inc.:
1.65%, 09/01/18		740	737,521
2.30%, 04/01/19		895	891,429
NextEra Energy Operating Partners LP(b):
4.25%, 09/15/24		1,153	1,112,645
4.50%, 09/15/27		400	373,000
Northern States Power Co., 4.13%, 05/15/44		530	541,829
NSTAR Electric Co.:
3.20%, 05/15/27		2,400	2,309,124
4.40%, 03/01/44		250	262,288
Oklahoma Gas & Electric Co.:
3.90%, 05/01/43		250	237,225
4.15%, 04/01/47		200	203,495
Oncor Electric Delivery Co. LLC:
2.95%, 04/01/25		750	718,502
5.30%, 06/01/42		500	594,574
Pacific Gas & Electric Co.:
6.05%, 03/01/34		1,585	1,862,022
5.80%, 03/01/37		250	284,179
4.75%, 02/15/44		295	298,130
4.00%, 12/01/46		1,000	914,363
3.95%, 12/01/47(b)		500	452,412
PacifiCorp:
2.95%, 06/01/23		300	294,712
6.35%, 07/15/38		310	404,886
Pampa Energia SA, 7.38%, 07/21/23(b)		5,795	6,055,775
PECO Energy Co., 5.95%, 10/01/36		865	1,074,567
Potomac Electric Power Co., 4.15%, 03/15/43		1,050	1,062,483
PPL Electric Utilities Corp.:
4.15%, 10/01/45		500	513,050
3.95%, 06/01/47		700	691,803
Public Service Co. of Colorado:
4.30%, 03/15/44		450	468,203
3.80%, 06/15/47		500	482,350
Public Service Electric & Gas Co., 3.00%, 05/15/27		3,300	3,129,916
Sierra Pacific Power Co., 2.60%, 05/01/26		2,100	1,943,300
Southern California Edison Co.:
6.05%, 03/15/39		1,665	2,107,940
4.65%, 10/01/43		300	323,918
4.00%, 04/01/47		300	295,931

21

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Southern Co. (The), (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(i)	USD	4,425	$4,571,196
Southwestern Public Service Co., 3.70%, 08/15/47		700	659,382
SPIC 2016 US dollar Bond Co. Ltd., 3.88%, 12/06/26		1,125	1,094,159
Union Electric Co., 2.95%, 06/15/27		1,500	1,415,293
Virginia Electric & Power Co.:
2.95%, 01/15/22		965	951,831
8.88%, 11/15/38		400	646,594
4.65%, 08/15/43		450	483,468
4.20%, 05/15/45		500	502,164
3.80%, 09/15/47		800	749,137
Viridian Group FinanceCo plc:
4.75%, 09/15/24	GBP	100	130,309
4.00%, 09/15/25	EUR	100	114,611
Westar Energy, Inc., 5.10%, 07/15/20	USD	500	520,514
Wisconsin Electric Power Co., 2.95%, 09/15/21		1,000	993,151
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		1,075	1,026,319

			117,961,160
Electrical Equipment — 0.1%
ABB Finance USA, Inc., 3.80%, 04/03/28		1,240	1,246,169
General Cable Corp., 5.75%, 10/01/22		425	436,369
Hubbell, Inc., 3.15%, 08/15/27		800	752,683
Orano SA, 4.88%, 09/23/24	EUR	1,000	1,322,262
Sensata Technologies BV(b):
4.88%, 10/15/23	USD	175	176,422
5.00%, 10/01/25		5,014	5,001,465
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	516	569,091
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	4,991	5,040,910

			14,545,371
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
2.55%, 01/30/19		1,000	998,845
2.20%, 04/01/20		1,030	1,014,177
Belden, Inc., 4.13%, 10/15/26	EUR	320	405,812
CDW LLC:
5.00%, 09/01/23	USD	4,681	4,775,088
5.50%, 12/01/24		4,193	4,342,439
5.00%, 09/01/25		375	373,575
Flex Ltd., 4.63%, 02/15/20		1,500	1,528,816
Ingram Micro, Inc., 5.45%, 12/15/24		375	364,370
Tsinghua Unic Ltd., 5.38%, 01/31/23		804	777,468
Tyco Electronics Group SA:
3.70%, 02/15/26		1,110	1,103,408
3.13%, 08/15/27		395	373,524

			16,057,522
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 9.75%, 12/05/20		800	839,749
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		540	524,587
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		930	954,412
5.70%, 10/15/39		325	253,500
4.88%, 11/01/43		500	360,000
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(k)		1,024	868,093
Ensco plc:
4.50%, 10/01/24		525	427,219
5.20%, 03/15/25		570	468,112
7.75%, 02/01/26		2,309	2,176,233
5.75%, 10/01/44		700	486,500
Halliburton Co., 2.00%, 08/01/18		500	499,048
Hilong Holding Ltd., 7.25%, 06/22/20		1,580	1,566,268
McDermott Escrow 1, Inc., 10.63%, 05/01/24(b)		425	429,292

Security		Par (000)	Value
Energy Equipment & Services (continued)
McDermott International, Inc., 8.00%, 05/01/21(b)	USD	300	$306,000
Nabors Industries, Inc.:
5.00%, 09/15/20		500	503,750
4.63%, 09/15/21		500	488,750
5.50%, 01/15/23		425	416,275
0.75%, 01/15/24(k)		1,215	949,218
5.75%, 02/01/25(b)		1,220	1,155,950
Noble Holding International Ltd.:
7.75%, 01/15/24		882	826,875
7.95%, 04/01/25		223	199,585
7.88%, 02/01/26(b)		4,273	4,305,047
Oceaneering International, Inc., 4.65%, 11/15/24		400	383,438
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		950	922,355
Parker Drilling Co., 7.50%, 08/01/20		784	740,880
Precision Drilling Corp.:
6.50%, 12/15/21		419	427,380
5.25%, 11/15/24		300	282,660
7.13%, 01/15/26(b)		178	179,780
Rowan Cos., Inc.:
4.88%, 06/01/22		1,055	975,875
4.75%, 01/15/24		1,179	1,010,993
7.38%, 06/15/25		2,274	2,200,095
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		340	338,116
SESI LLC:
7.13%, 12/15/21		525	534,188
7.75%, 09/15/24(b)		1,695	1,754,325
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		468	500,786
Transocean Proteus Ltd., 6.25%, 12/01/24(b)		405	416,138
Transocean, Inc.:
5.80%, 10/15/22		4,614	4,521,720
9.00%, 07/15/23(b)		5,244	5,657,227
7.50%, 01/15/26(b)		773	780,730
7.50%, 04/15/31		500	462,500
6.80%, 03/15/38		992	833,280
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		1,400	1,342,250
Unit Corp., 6.63%, 05/15/21		500	500,000
USA Compression Partners LP, 6.88%, 04/01/26(b)		3,087	3,148,740
Weatherford International Ltd.:
7.75%, 06/15/21		4,495	4,427,575
8.25%, 06/15/23		1,236	1,161,840
9.88%, 02/15/24		440	423,500
6.50%, 08/01/36		804	611,040
7.00%, 03/15/38		595	467,075
5.95%, 04/15/42		141	102,225

			54,111,174
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 2.80%, 06/01/20		1,009	1,000,578
AvalonBay Communities, Inc., 4.15%, 07/01/47		500	485,968
CBL & Associates LP, 5.95%, 12/15/26		400	320,774
CoreCivic, Inc., 4.75%, 10/15/27		3,080	2,879,800
Crown Castle International Corp., 3.20%, 09/01/24		1,370	1,302,311
CyrusOne LP:
5.00%, 03/15/24		3,089	3,096,722
5.38%, 03/15/27		1,126	1,126,000
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		1,200	1,174,440
Equinix, Inc.:
5.38%, 01/01/22		857	883,781
5.38%, 04/01/23		2,385	2,450,587
2.88%, 03/15/24	EUR	711	854,998
5.75%, 01/01/25	USD	400	415,000
2.88%, 10/01/25	EUR	782	916,957
5.88%, 01/15/26	USD	4,965	5,138,775

22

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
5.38%, 05/15/27	USD	855	$869,963
ERP Operating LP:
4.75%, 07/15/20		730	752,455
2.85%, 11/01/26		1,385	1,282,522
3.50%, 03/01/28		1,300	1,249,002
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		2,445	2,389,987
GEO Group, Inc. (The):
5.13%, 04/01/23		83	81,962
5.88%, 10/15/24		1,362	1,355,190
6.00%, 04/15/26		195	192,134
Iron Mountain, Inc.:
4.38%, 06/01/21(b)		300	300,000
6.00%, 08/15/23		200	206,000
5.75%, 08/15/24		850	836,910
3.00%, 01/15/25	EUR	970	1,158,780
4.88%, 09/15/27(b)	USD	700	658,875
5.25%, 03/15/28(b)		575	541,219
iStar, Inc., 5.00%, 07/01/19		725	725,000
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		8,437	8,605,909
4.50%, 09/01/26		2,349	2,208,060
MPT Operating Partnership LP:
6.38%, 03/01/24		255	266,475
5.25%, 08/01/26		355	344,350
5.00%, 10/15/27		1,015	961,712
Public Storage:
2.37%, 09/15/22		2,500	2,394,547
3.09%, 09/15/27		1,500	1,414,172
Realty Income Corp., 3.25%, 10/15/22		790	775,023
SBA Communications Corp.:
4.88%, 07/15/22		350	350,875
4.00%, 10/01/22(b)		6,204	5,909,310
4.88%, 09/01/24		2,310	2,220,488
Simon Property Group LP, 4.25%, 11/30/46		500	482,525
Uniti Group LP:
6.00%, 04/15/23(b)		440	430,100
8.25%, 10/15/23		1,015	971,862

			61,982,098
Food & Staples Retailing — 0.1%
Albertsons Cos. LLC:
6.63%, 06/15/24		1,406	1,309,337
5.75%, 03/15/25		2,028	1,766,895
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(b)		955	917,444
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	600	783,389
4.50%, 03/07/24		800	1,021,378
Costco Wholesale Corp., 2.75%, 05/18/24	USD	1,600	1,547,591
CVS Health Corp., 3.70%, 03/09/23		1,990	1,979,231
Ingles Markets, Inc., 5.75%, 06/15/23		500	498,750
Picard Groupe SAS, (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/23(i)	EUR	260	312,628
Rite Aid Corp.:
6.75%, 06/15/21	USD	550	560,312
6.13%, 04/01/23(b)		2,145	2,174,494
Tesco plc:
5.00%, 03/24/23	GBP	200	306,779
5.50%, 01/13/33		20	32,538
6.15%, 11/15/37(b)	USD	700	749,239
US Foods, Inc., 5.88%, 06/15/24(b)		400	407,000
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		720	717,502
Walmart, Inc., 3.63%, 12/15/47		805	755,845

			15,840,352

Security		Par (000)	Value
Food Products — 0.3%
Arcor SAIC, 6.00%, 07/06/23(b)	USD	8,494	$8,791,290
B&G Foods, Inc.:
4.63%, 06/01/21		475	469,509
5.25%, 04/01/25		980	896,700
Bestfoods, 6.63%, 04/15/28		125	154,110
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		749	625,557
Chobani LLC, 7.50%, 04/15/25(b)		896	900,480
Dean Foods Co., 6.50%, 03/15/23(b)		500	479,375
General Mills, Inc.:
3.20%, 04/16/21		335	334,864
3.70%, 10/17/23		285	284,254
Grupo Bimbo SAB de CV, 4.50%, 01/25/22		6,813	6,970,289
JBS USA LUX SA(b):
7.25%, 06/01/21		1,200	1,209,000
5.88%, 07/15/24		1,274	1,235,780
5.75%, 06/15/25		2,899	2,724,190
6.75%, 02/15/28		5,072	4,869,120
Kraft Heinz Foods Co., 2.80%, 07/02/20		585	580,742
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		400	396,500
4.88%, 11/01/26		800	793,000
Mead Johnson Nutrition Co., 4.13%, 11/15/25		1,000	1,016,619
Pilgrim’s Pride Corp.(b):
5.75%, 03/15/25		4,091	3,998,952
5.88%, 09/30/27		1,441	1,376,155
Post Holdings, Inc.(b):
5.50%, 03/01/25		1,870	1,837,275
5.00%, 08/15/26		6,541	6,132,187
5.75%, 03/01/27		2,755	2,697,283
5.63%, 01/15/28		787	751,585
Sigma Holdco BV, 7.88%, 05/15/26(b)		200	200,500
Simmons Foods, Inc., 5.75%, 11/01/24(b)		385	327,889
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		2,210	2,148,295
TreeHouse Foods, Inc., 6.00%, 02/15/24(b)		530	527,350
Tyson Foods, Inc., 2.25%, 08/23/21		790	760,222
Unilever Capital Corp., 2.60%, 05/05/24		2,000	1,904,480
Wm Wrigley Jr Co., 3.38%, 10/21/20(b)		924	929,130

			56,322,682
Gas Utilities — 0.0%
AmeriGas Partners LP:
5.63%, 05/20/24		550	547,250
5.50%, 05/20/25		500	491,250
5.88%, 08/20/26		500	496,250
5.75%, 05/20/27		350	336,875
Atmos Energy Corp.:
4.15%, 01/15/43		395	397,536
4.13%, 10/15/44		270	274,277
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		450	459,366
ENN Energy Holdings Ltd., 3.25%, 07/24/22		2,155	2,074,354
Ferrellgas LP:
6.50%, 05/01/21		100	95,750
6.75%, 06/15/23		200	180,750
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		300	274,215
Southern California Gas Co., 3.15%, 09/15/24		800	783,180
Suburban Propane Partners LP, 5.50%, 06/01/24		350	336,875

			6,747,928
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories:
2.35%, 11/22/19		759	752,386
2.90%, 11/30/21		1,255	1,237,533
Avantor, Inc.:
4.75%, 10/01/24	EUR	535	645,446
6.00%, 10/01/24(b)	USD	12,931	12,995,655

23

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson and Co., 2.40%, 06/05/20	USD	1,005	$985,091
Danaher Corp., 3.35%, 09/15/25		2,000	1,982,470
DJO Finance LLC, 8.13%, 06/15/21(b)		4,146	4,151,183
Hologic, Inc., 4.38%, 10/15/25(b)		700	673,750
Kinetic Concepts, Inc., 7.88%, 02/15/21(b)		450	466,380
Mallinckrodt International Finance SA:
4.88%, 04/15/20(b)		1,179	1,125,945
5.75%, 08/01/22(b)		651	541,957
4.75%, 04/15/23		350	249,046
5.63%, 10/15/23(b)		2,650	2,073,625
5.50%, 04/15/25(b)		6,980	5,248,088
Medtronic, Inc.:
3.15%, 03/15/22		5,000	4,988,711
3.50%, 03/15/25		2,000	1,980,189
4.38%, 03/15/35		1,997	2,070,186
4.63%, 03/15/45		500	528,440
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		4,310	4,266,900
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		113	113,000
Stryker Corp., 2.00%, 03/08/19		400	397,861
Teleflex, Inc., 4.63%, 11/15/27		350	334,250

			47,808,092
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		1,514	1,529,594
6.50%, 03/01/24		240	248,400
Aetna, Inc.:
2.20%, 03/15/19		1,000	994,978
2.75%, 11/15/22		1,450	1,396,346
2.80%, 06/15/23		4,220	4,028,875
6.75%, 12/15/37		550	710,163
3.88%, 08/15/47		370	330,483
AHS Hospital Corp., 5.02%, 07/01/45		127	143,809
Air Medical Group Holdings, Inc., 6.38%, 05/15/23(b)		226	216,395
Anthem, Inc.:
2.30%, 07/15/18		1,000	999,688
2.50%, 11/21/20		770	757,084
Ascension Health, 3.95%, 11/15/46		500	488,608
Centene Corp.:
5.63%, 02/15/21		2,922	2,998,702
4.75%, 05/15/22		775	782,750
6.13%, 02/15/24		1,415	1,482,213
4.75%, 01/15/25		770	748,825
Community Health Systems, Inc.:
8.00%, 11/15/19		800	728,000
5.13%, 08/01/21		675	621,844
6.25%, 03/31/23		3,562	3,250,325
Constantin Investissement 3 SASU:
5.38%, 04/15/25	EUR	234	267,875
DaVita, Inc.:
5.75%, 08/15/22	USD	1,000	1,024,375
5.13%, 07/15/24		3,194	3,094,187
5.00%, 05/01/25		1,075	1,018,778
Encompass Health Corp., 5.75%, 11/01/24		2,078	2,114,365
Envision Healthcare Corp.:
5.13%, 07/01/22(b)		7,177	7,087,288
5.63%, 07/15/22		725	726,812
6.25%, 12/01/24(b)		480	499,200
Hackensack Meridian Health, Inc., 4.21%, 07/01/48		300	298,298
HCA Healthcare, Inc., 6.25%, 02/15/21		125	131,406
HCA, Inc.:
3.75%, 03/15/19		1,100	1,102,750
4.25%, 10/15/19		300	302,250
6.50%, 02/15/20		1,425	1,489,125

Security		Par (000)	Value
Health Care Providers & Services (continued)
7.50%, 02/15/22	USD	2,000	$2,200,000
5.88%, 03/15/22		1,787	1,883,051
4.75%, 05/01/23		4,761	4,796,279
5.88%, 05/01/23		1,234	1,286,445
5.00%, 03/15/24		9,433	9,539,121
5.38%, 02/01/25		2,837	2,822,815
5.25%, 04/15/25		7,468	7,561,350
5.88%, 02/15/26		2,700	2,733,750
5.25%, 06/15/26		2,522	2,534,610
4.50%, 02/15/27		2,804	2,684,830
5.50%, 06/15/47		5,484	5,182,380
Kaiser Foundation Hospitals, 3.15%, 05/01/27		1,986	1,901,635
Kindred Healthcare, Inc.:
8.00%, 01/15/20		500	535,625
6.38%, 04/15/22		600	615,750
8.75%, 01/15/23		350	374,937
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		1,000	990,884
LifePoint Health, Inc.:
5.50%, 12/01/21		800	802,000
5.88%, 12/01/23		330	325,875
MEDNAX, Inc., 5.25%, 12/01/23(b)		505	501,212
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55		200	201,923
Molina Healthcare, Inc., 5.38%, 11/15/22		530	530,000
Mount Sinai Hospitals Group, Inc., 3.98%, 07/01/48		281	270,297
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		1,871	1,908,420
Northwell Healthcare, Inc., 4.26%, 11/01/47		181	174,422
NVA Holdings, Inc., 6.88%, 04/01/26(b)		1,283	1,292,622
Polaris Intermediate Corp., 8.50% (8.50% Cash or 9.25% PIK), 12/01/22(b)(g)		3,270	3,319,050
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		1,103	1,157,819
Select Medical Corp., 6.38%, 06/01/21		500	506,250
Stanford Health Care, 3.80%, 11/15/48		222	214,583
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		590	606,225
6.75%, 07/01/25		1,016	960,120
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,339	1,678,211
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		582	751,037
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	1,815	1,579,050
Tenet Healthcare Corp.:
4.75%, 06/01/20		356	357,780
6.00%, 10/01/20		2,738	2,825,753
4.50%, 04/01/21		600	594,750
4.38%, 10/01/21		700	689,500
7.50%, 01/01/22(b)		2,629	2,770,309
8.13%, 04/01/22		8,860	9,225,475
6.75%, 06/15/23		195	191,709
4.63%, 07/15/24(b)		2,823	2,724,477
5.13%, 05/01/25(b)		1,385	1,346,913
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	313	374,158
UnitedHealth Group, Inc.:
3.35%, 07/15/22	USD	6,200	6,208,841
4.63%, 07/15/35		400	427,544
5.95%, 02/15/41		765	949,946
4.25%, 03/15/43		410	410,415
4.75%, 07/15/45		1,925	2,076,702
4.20%, 01/15/47		1,500	1,488,712
3.75%, 10/15/47		350	323,699
Universal Hospital Services, Inc., 7.63%, 08/15/20		500	503,750
Vizient, Inc., 10.38%, 03/01/24(b)		1,042	1,154,015
WellCare Health Plans, Inc., 5.25%, 04/01/25		810	814,131

			141,494,948

24

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Technology — 0.0%
IQVIA, Inc.:
4.88%, 05/15/23(b)	USD	550	$556,875
3.25%, 03/15/25	EUR	690	845,751
3.25%, 03/15/25(b)		525	643,506
5.00%, 10/15/26(b)	USD	700	690,375

			2,736,507
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC(b):
4.63%, 01/15/22		950	952,375
4.25%, 05/15/24		3,710	3,529,138
5.00%, 10/15/25		11,617	11,177,761
Boyd Gaming Corp.:
6.88%, 05/15/23		500	525,000
6.38%, 04/01/26		530	554,894
Burger King France SAS:
(EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(i)	EUR	531	649,803
6.00%, 05/01/24		562	729,639
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)	USD	3,555	3,395,025
Cedar Fair LP, 5.38%, 04/15/27(b)		380	378,100
Churchill Downs, Inc., 4.75%, 01/15/28(b)		1,175	1,107,437
Cirsa Funding Luxembourg SA:
5.75%, 05/15/21	EUR	200	248,718
5.88%, 05/15/23		580	721,574
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21		449	567,534
7.63%, 11/01/21(b)	USD	420	428,484
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	474	655,863
4.88%, 08/28/25		425	588,548
Diamond Resorts International, Inc., 7.75%, 09/01/23(b)	USD	300	323,250
EI Group plc, 6.38%, 02/15/22	GBP	150	214,761
Eldorado Resorts, Inc., 6.00%, 04/01/25	USD	610	604,662
Gamenet Group SpA, (EURIBOR 3 Month + 3.75%), 3.75%, 04/27/23(i)	EUR	276	333,598
GLP Capital LP:
4.88%, 11/01/20	USD	1,025	1,047,755
5.38%, 11/01/23		250	258,437
5.38%, 04/15/26		1,435	1,445,763
Gohl Capital Ltd., 4.25%, 01/24/27		3,149	3,030,365
Golden Nugget, Inc., 6.75%, 10/15/24(b)		2,569	2,607,535
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		2,138	2,054,511
5.13%, 05/01/26(b)		5,330	5,330,000
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		844	818,511
4.88%, 04/01/27		425	411,188
International Game Technology plc:
5.63%, 02/15/20(b)		200	204,750
6.25%, 02/15/22(b)		500	524,687
4.75%, 02/15/23	EUR	791	1,048,001
6.50%, 02/15/25(b)	USD	1,150	1,226,188
IRB Holding Corp., 6.75%, 02/15/26(b)		420	405,300
Jack Ohio Finance LLC, 6.75%, 11/15/21(b)		600	619,500
KFC Holding Co.(b):
5.00%, 06/01/24		1,000	1,000,000
5.25%, 06/01/26		1,317	1,323,585
4.75%, 06/01/27		1,465	1,399,075
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	230	336,874
Marriott International, Inc., 3.13%, 10/15/21	USD	480	475,970
MGM Resorts International:
8.63%, 02/01/19		700	725,179
5.25%, 03/31/20		1,776	1,815,960
6.75%, 10/01/20		6,191	6,577,937

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
6.63%, 12/15/21	USD	6,000	$6,420,000
7.75%, 03/15/22		4,707	5,224,770
6.00%, 03/15/23		950	993,938
4.63%, 09/01/26		340	321,725
NCL Corp. Ltd., 4.75%, 12/15/21(b)		404	410,060
NH Hotel Group SA, 3.75%, 10/01/23	EUR	515	652,955
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	441	617,112
Pinnacle Entertainment, Inc., 5.63%, 05/01/24	USD	550	574,750
Pizzaexpress Financing 2 plc, 6.63%, 08/01/21	GBP	310	399,879
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		53	80,234
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	430	434,171
5.25%, 11/15/23		305	307,669
Scientific Games International, Inc.:
10.00%, 12/01/22		7,158	7,714,892
5.00%, 10/15/25(b)		2,562	2,474,764
3.38%, 02/15/26	EUR	200	233,857
5.50%, 02/15/26		256	295,621
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)	USD	405	428,409
Sisal Group SpA, 7.00%, 07/31/23	EUR	430	550,914
Six Flags Entertainment Corp.(b):
4.88%, 07/31/24	USD	7,185	7,021,182
5.50%, 04/15/27		1,738	1,724,965
Snaitech SpA:
(EURIBOR 3 Month + 6.00%), 6.00%, 11/07/21(i)	EUR	470	574,667
6.38%, 11/07/21		340	435,219
Starbucks Corp.:
3.50%, 03/01/28	USD	1,200	1,184,740
4.30%, 06/15/45		1,000	1,032,585
Station Casinos LLC, 5.00%, 10/01/25(b)		3,809	3,647,117
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	345	470,449
(LIBOR GBP 3 Month + 4.38%), 4.98%, 03/15/22(i)		275	376,605
Studio City Co. Ltd.:
7.25%, 11/30/21(b)	USD	550	572,687
7.25%, 11/30/21		1,700	1,770,125
Unique Pub Finance Co. plc (The), 6.46%, 03/30/32	GBP	500	668,413
Viking Cruises Ltd.(b):
6.25%, 05/15/25	USD	330	331,650
5.88%, 09/15/27		3,154	3,043,610
VOC Escrow Ltd., 5.00%, 02/15/28(b)		600	580,500
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		1,009	1,016,567
Wyndham Worldwide Corp.:
4.15%, 04/01/24		452	448,925
5.10%, 10/01/25		172	177,979
4.50%, 04/01/27		121	119,750
Wynn Las Vegas LLC(b):
4.25%, 05/30/23		300	287,250
5.50%, 03/01/25		1,300	1,294,020
5.25%, 05/15/27		625	604,875
Wynn Macau Ltd., 5.50%, 10/01/27(b)		958	929,270

			118,822,105
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.75%, 03/15/22		505	543,632
Brookfield Residential Properties, Inc.(b):
6.50%, 12/15/20		700	708,750
6.13%, 07/01/22		150	152,625
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		3,114	3,335,872
Lennar Corp.:
4.50%, 06/15/19		450	453,375
4.50%, 11/15/19		205	207,306
6.63%, 05/01/20(b)		2,600	2,730,000
8.38%, 01/15/21(b)		1,516	1,678,970

25

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Durables (continued)
4.75%, 04/01/21	USD	680	$689,173
6.25%, 12/15/21(b)		2,705	2,852,084
4.13%, 01/15/22		1,315	1,310,069
5.38%, 10/01/22(b)		1,514	1,566,990
4.75%, 11/15/22		450	450,481
4.88%, 12/15/23		2,040	2,045,100
4.50%, 04/30/24		475	463,125
4.75%, 05/30/25		375	364,688
5.25%, 06/01/26(b)		361	352,878
4.75%, 11/29/27(b)		2,350	2,214,875
Mattamy Group Corp., 6.50%, 10/01/25(b)		1,591	1,587,023
MDC Holdings, Inc., 6.00%, 01/15/43		350	325,500
Meritage Homes Corp., 5.13%, 06/06/27		320	303,600
PulteGroup, Inc.:
4.25%, 03/01/21		550	552,805
5.50%, 03/01/26		1,648	1,674,698
5.00%, 01/15/27		400	389,600
6.38%, 05/15/33		1,895	1,973,642
Springs Industries, Inc., 6.25%, 06/01/21		1,140	1,155,675
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(b)		100	100,750
Tempur Sealy International, Inc., 5.50%, 06/15/26		1,196	1,133,210
TRI Pointe Group, Inc.:
5.88%, 06/15/24		350	354,813
5.25%, 06/01/27		790	750,500

			32,421,809
Household Products — 0.1%
Diamond BC BV, 5.63%, 08/15/25	EUR	758	874,673
Energizer Holdings, Inc., 5.50%, 06/15/25(b)	USD	480	476,400
HRG Group, Inc., 7.75%, 01/15/22		700	721,000
Kimberly-Clark Corp., 3.90%, 05/04/47		400	391,124
Procter & Gamble Co. (The):
2.45%, 11/03/26		4,700	4,335,992
5.55%, 03/05/37		45	55,879
Spectrum Brands, Inc.:
6.63%, 11/15/22		5,300	5,485,500
5.75%, 07/15/25		3,677	3,673,507

			16,014,075
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.:
4.00%, 03/15/21		350	351,855
4.50%, 03/15/23		1,144	1,149,720
4.88%, 05/15/23		1,126	1,133,037
5.50%, 04/15/25		998	1,020,455
6.00%, 05/15/26		1,638	1,711,710
5.13%, 09/01/27		5,573	5,656,595
Calpine Corp.:
6.00%, 01/15/22(b)		525	536,812
5.38%, 01/15/23		1,598	1,532,083
5.88%, 01/15/24(b)		2,328	2,341,095
5.50%, 02/01/24		100	91,750
5.75%, 01/15/25		1,450	1,330,520
5.25%, 06/01/26(b)		8,291	7,933,451
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		2,225	2,160,475
Exelon Generation Co. LLC, 5.20%, 10/01/19		730	747,813
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		1,855	1,766,335
InterGen NV, 7.00%, 06/30/23(b)		500	498,750
NRG Energy, Inc.:
6.25%, 07/15/22		675	691,875
6.25%, 05/01/24		1,144	1,182,610
7.25%, 05/15/26		425	453,215
6.63%, 01/15/27		8,637	8,885,314
5.75%, 01/15/28(b)		1,818	1,799,820

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 08/15/24	USD	505	$506,262
Southern Power Co., 1.95%, 12/15/19		1,120	1,098,530
Talen Energy Supply LLC:
4.60%, 12/15/21		600	510,000
6.50%, 06/01/25		961	699,128
10.50%, 01/15/26(b)		440	383,350
Vistra Energy Corp.:
7.38%, 11/01/22		3,394	3,576,427
5.88%, 06/01/23		300	306,750
7.63%, 11/01/24		1,193	1,282,475
8.00%, 01/15/25(b)		1,805	1,956,169
8.13%, 01/30/26(b)		1,512	1,657,530

			54,951,911
Industrial Conglomerates — 0.1%
3M Co.:
3.88%, 06/15/44		750	735,198
3.13%, 09/19/46		500	430,408
CITIC Ltd.:
6.80%, 01/17/23		3,000	3,323,229
4.00%, 01/11/28		2,440	2,281,666
General Electric Co.:
3.10%, 01/09/23		3,000	2,938,279
6.75%, 03/15/32		187	229,613
6.15%, 08/07/37		215	250,684
5.88%, 01/14/38		1,001	1,136,514
6.88%, 01/10/39		152	193,416
Honeywell International, Inc., 2.50%, 11/01/26		4,286	3,924,371
Roper Technologies, Inc., 2.80%, 12/15/21		375	366,594

			15,809,972
Insurance — 0.4%
Aflac, Inc.:
3.63%, 06/15/23		900	907,926
4.00%, 10/15/46		990	942,521
AIA Group Ltd., 2.25%, 03/11/19(b)		780	773,501
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		5,359	5,556,640
Allstate Corp. (The), 4.50%, 06/15/43		960	999,311
American Equity Investment Life Holding Co., 5.00%, 06/15/27		350	347,370
American International Group, Inc., 2.30%, 07/16/19		1,000	991,577
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	900	1,292,854
8.63%, 07/15/23(b)	USD	3,850	3,965,500
Assicurazioni Generali SpA(i):
(LIBOR GBP 3 Month + 2.20%), 6.42%(h)	GBP	200	296,663
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	400	607,431
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		2,820	3,947,550
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(b)	USD	135	134,540
AXIS Specialty Finance plc, 2.65%, 04/01/19		1,361	1,356,420
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40		250	304,833
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(h)(i)	EUR	100	130,776
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	2,378	2,279,499
Chubb Corp. (The), 6.50%, 05/15/38		505	669,714
Chubb INA Holdings, Inc.:
2.70%, 03/13/23		940	909,988
3.35%, 05/15/24		590	582,489
CNO Financial Group, Inc., 5.25%, 05/30/25		370	372,775
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(h)(i)	EUR	500	663,612
Dai-ichi Life Insurance Co. Ltd. (The), (LIBOR USD 3 Month + 3.66%), 4.00%(h)(i)	USD	1,100	1,045,000
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(b)		190	188,993

26

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(h)(i)	USD	760	$735,300
Genworth Holdings, Inc., 7.63%, 09/24/21		550	517,000
Groupama SA:
(EURIBOR 3 Month + 5.77%), 6.37%(h)(i)	EUR	300	424,773
6.00%, 01/23/27		300	444,699
Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/20	USD	1,150	1,198,056
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(i)		1,091	1,011,631
HUB International Ltd.(b):
7.88%, 10/01/21		2,309	2,406,440
7.00%, 05/01/26		2,838	2,841,547
Liberty Mutual Group, Inc.(b):
(LIBOR 3 Month + 2.91%), 5.03%, 03/15/37(i)		2,150	2,117,750
7.80%, 03/15/37		2,957	3,577,970
Manulife Financial Corp., 5.38%, 03/04/46		500	571,124
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		1,725	1,700,290
3.30%, 03/14/23		1,880	1,855,860
4.35%, 01/30/47		675	676,041
4.20%, 03/01/48		295	287,941
Meiji Yasuda Life Insurance Co., (USD Swap Rate 5 Year + 3.15%), 5.10%, 04/26/48(i)		2,100	2,143,192
MetLife, Inc.:
3.12%, 12/15/22		3,000	2,948,970
6.38%, 06/15/34		720	887,427
4.88%, 11/13/43		220	233,123
4.05%, 03/01/45		1,300	1,224,322
Nationwide Financial Services, Inc., 6.75%, 05/15/37		900	1,003,500
NFP Corp., 6.88%, 07/15/25(b)		392	384,160
Nippon Life Insurance Co.(i):
(USD Swap Rate 5 Year + 3.75%), 4.70%, 01/20/46		812	814,030
(USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47		288	274,046
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(h)(i)	EUR	350	458,022
Pricoa Global Funding I, 2.45%, 09/21/22(b)	USD	790	758,446
Progressive Corp. (The):
6.25%, 12/01/32		520	635,628
4.13%, 04/15/47		700	692,248
Prudential Financial, Inc.:
5.38%, 06/21/20		750	783,864
4.60%, 05/15/44		1,000	1,032,868
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(i)		677	685,716
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(i)		1,100	1,036,015
Travelers Cos., Inc. (The):
4.30%, 08/25/45		500	507,340
3.75%, 05/15/46		600	563,104
4.00%, 05/30/47		412	401,693
4.05%, 03/07/48		580	570,160
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		708	664,801
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)		354	354,000
Willis North America, Inc., 3.60%, 05/15/24		720	698,176

			69,388,756
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 4.05%, 08/22/47(b)		2,700	2,670,734
Netflix, Inc.:
5.38%, 02/01/21		410	423,325
5.50%, 02/15/22		2,047	2,123,762
5.88%, 02/15/25		650	667,680
4.38%, 11/15/26		1,450	1,355,301

Security		Par (000)	Value
Internet & Direct Marketing Retail (continued)
3.63%, 05/15/27	EUR	516	$619,188
4.88%, 04/15/28(b)	USD	3,140	2,963,375
5.88%, 11/15/28(b)		3,509	3,500,228
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	860	1,010,008

			15,333,601
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	USD	1,185	1,175,834
3.13%, 11/28/21		500	496,573
2.80%, 06/06/23		245	235,412
3.60%, 11/28/24		500	491,698
4.50%, 11/28/34		600	609,091
4.00%, 12/06/37		2,000	1,883,676
4.20%, 12/06/47		250	235,262
Alphabet, Inc., 2.00%, 08/15/26		1,800	1,609,535
Baidu, Inc.:
2.75%, 06/09/19		550	547,019
3.00%, 06/30/20		1,000	989,500
2.88%, 07/06/22		1,015	976,723
3.88%, 09/29/23		550	545,431
3.63%, 07/06/27		600	564,978
GTT Communications, Inc., 7.88%, 12/31/24(b)		1,050	1,073,625
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		5,133	5,203,579
United Group BV:
4.38%, 07/01/22	EUR	427	527,253
4.88%, 07/01/24		475	586,454
VeriSign, Inc.:
4.63%, 05/01/23	USD	500	501,250
5.25%, 04/01/25		350	359,187
4.75%, 07/15/27		390	373,913
Zayo Group LLC:
6.00%, 04/01/23		5,911	6,088,330
6.38%, 05/15/25		817	845,758
5.75%, 01/15/27(b)		6,844	6,795,271
ZPG plc, 3.75%, 07/15/23	GBP	507	674,359

			33,389,711
IT Services — 0.3%
Automatic Data Processing, Inc., 3.38%, 09/15/25	USD	2,080	2,065,427
Conduent Finance, Inc., 10.50%, 12/15/24(b)		400	472,800
Exela Intermediate LLC, 10.00%, 07/15/23(b)		700	700,875
Fidelity National Information Services, Inc., 2.25%, 08/15/21		715	689,488
First Data Corp.(b):
5.38%, 08/15/23		945	963,711
7.00%, 12/01/23		8,122	8,498,698
5.00%, 01/15/24		1,245	1,254,337
5.75%, 01/15/24		13,783	13,955,288
Gartner, Inc., 5.13%, 04/01/25(b)		1,359	1,361,990
HT Global IT Solutions Holdings Ltd., 7.00%, 07/14/21		485	499,103
International Business Machines Corp.:
3.63%, 02/12/24		560	561,232
5.88%, 11/29/32		435	530,709
4.70%, 02/19/46		600	657,356
Mastercard, Inc.:
3.38%, 04/01/24		2,250	2,253,565
2.95%, 11/21/26		1,140	1,091,411
3.80%, 11/21/46		1,250	1,244,029
Visa, Inc.:
2.80%, 12/14/22		440	432,456
4.15%, 12/14/35		1,275	1,326,881
4.30%, 12/14/45		2,090	2,172,871
WEX, Inc., 4.75%, 02/01/23(b)		3,089	3,108,306

			43,840,533

27

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Leisure Products — 0.1%(b)
Mattel, Inc., 6.75%, 12/31/25	USD	1,892	$1,842,051
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 08/24/20(g)		8,308	8,463,351

			10,305,402
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		899	914,463

Machinery — 0.3%
Amsted Industries, Inc., 5.00%, 03/15/22(b)		500	499,065
BCD Acquisition, Inc., 9.63%, 09/15/23(b)		450	488,250
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		8,815	9,374,312
Colfax Corp., 3.25%, 05/15/25	EUR	622	758,038
Deere & Co., 5.38%, 10/16/29	USD	695	796,087
Fortive Corp., 1.80%, 06/15/19		520	513,149
Grinding Media, Inc., 7.38%, 12/15/23(b)		4,414	4,662,287
Illinois Tool Works, Inc.:
3.50%, 03/01/24		2,526	2,547,445
3.90%, 09/01/42		500	499,679
Novelis Corp.(b):
6.25%, 08/15/24		6,463	6,584,181
5.88%, 09/30/26		9,951	9,876,368
Parker-Hannifin Corp., 4.10%, 03/01/47		1,000	993,584
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	654	783,097
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	1,353	1,305,645
Snap-on, Inc.:
3.25%, 03/01/27		1,250	1,206,505
4.10%, 03/01/48		315	316,589
SPX FLOW, Inc.(b):
5.63%, 08/15/24		1,510	1,528,875
5.88%, 08/15/26		920	938,400
Terex Corp., 5.63%, 02/01/25(b)		4,050	4,029,750
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		3,620	3,606,425
Xylem, Inc., 4.88%, 10/01/21		1,135	1,188,098

			52,495,829
Marine — 0.0%
Stena AB, 7.00%, 02/01/24(b)		500	469,750

Media — 1.4%
Acosta, Inc., 7.75%, 10/01/22(b)		1,072	637,840
Altice Financing SA(b):
6.63%, 02/15/23		2,900	2,900,000
7.50%, 05/15/26		6,756	6,654,660
Altice Finco SA, 8.13%, 01/15/24(b)		604	619,855
Altice Luxembourg SA:
7.25%, 05/15/22	EUR	1,604	1,919,209
7.75%, 05/15/22(b)	USD	7,280	6,952,400
6.25%, 02/15/25	EUR	410	478,655
7.63%, 02/15/25(b)	USD	1,000	901,250
Altice US Finance I Corp.(b):
5.38%, 07/15/23		8,926	8,937,157
5.50%, 05/15/26		1,250	1,221,875
AMC Entertainment Holdings, Inc.:
5.75%, 06/15/25		500	485,000
5.88%, 11/15/26		320	311,600
AMC Networks, Inc.:
4.75%, 12/15/22		500	502,500
5.00%, 04/01/24		1,815	1,774,162
4.75%, 08/01/25		2,981	2,831,950
Block Communications, Inc., 6.88%, 02/15/25(b)		350	351,750
Cablevision SA, 6.50%, 06/15/21(b)		8,527	8,857,421
Cablevision Systems Corp.:
8.00%, 04/15/20		3,480	3,688,800

Security		Par (000)	Value
Media (continued)
5.88%, 09/15/22	USD	450	$443,250
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		5,956	5,889,467
7.75%, 07/15/25		1,273	1,336,650
7.50%, 04/01/28		2,081	2,109,614
Charter Communications Operating LLC:
4.46%, 07/23/22		1,470	1,498,712
4.91%, 07/23/25		1,215	1,234,528
Cinemark USA, Inc., 4.88%, 06/01/23		500	493,750
Clear Channel International BV, 8.75%, 12/15/20(b)		1,578	1,645,065
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		4,892	4,904,230
6.50%, 11/15/22		17,953	18,366,154
Comcast Corp.:
1.63%, 01/15/22		3,000	2,827,480
4.20%, 08/15/34		1,050	1,034,692
4.40%, 08/15/35		250	252,037
3.20%, 07/15/36		3,000	2,579,539
4.60%, 08/15/45		850	856,440
3.40%, 07/15/46		2,000	1,661,757
3.97%, 11/01/47		1,397	1,279,315
CSC Holdings LLC:
6.75%, 11/15/21		1,000	1,052,500
10.13%, 01/15/23(b)		3,625	4,019,219
5.25%, 06/01/24		1,097	1,027,752
6.63%, 10/15/25(b)		3,729	3,845,531
10.88%, 10/15/25(b)		7,657	8,977,832
5.50%, 04/15/27(b)		970	931,006
5.38%, 02/01/28(b)		815	762,025
DISH DBS Corp.:
7.88%, 09/01/19		1,150	1,191,687
5.13%, 05/01/20		225	223,875
6.75%, 06/01/21		700	696,500
5.88%, 07/15/22		2,879	2,647,960
5.00%, 03/15/23		754	653,153
5.88%, 11/15/24		4,059	3,455,224
7.75%, 07/01/26		7,282	6,622,069
Gray Television, Inc.(b):
5.13%, 10/15/24		325	309,969
5.88%, 07/15/26		521	501,462
Lamar Media Corp.:
5.00%, 05/01/23		335	337,512
5.38%, 01/15/24		400	409,000
Liberty Interactive LLC, 8.25%, 02/01/30		350	376,250
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		538	526,567
MDC Partners, Inc., 6.50%, 05/01/24(b)		1,713	1,685,164
Meredith Corp., 6.88%, 02/01/26(b)		1,724	1,743,309
Midcontinent Communications, 6.88%, 08/15/23(b)		1,172	1,230,600
NBCUniversal Media LLC:
4.38%, 04/01/21		890	920,815
4.45%, 01/15/43		350	342,456
Nexstar Broadcasting, Inc., 5.63%, 08/01/24(b)		670	659,950
Omnicom Group, Inc., 4.45%, 08/15/20		780	800,792
Outfront Media Capital LLC:
5.25%, 02/15/22		500	507,500
5.63%, 02/15/24		300	303,195
Quebecor Media, Inc., 5.75%, 01/15/23		1,550	1,588,750
Radiate Holdco LLC, 6.63%, 02/15/25(b)		854	792,085
Sinclair Television Group, Inc.:
5.38%, 04/01/21		600	606,000
6.13%, 10/01/22		100	102,875
5.63%, 08/01/24(b)		325	321,750

28

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Sirius XM Radio, Inc.(b):
3.88%, 08/01/22	USD	625	$606,250
4.63%, 05/15/23		350	345,625
6.00%, 07/15/24		1,200	1,233,240
5.38%, 04/15/25		795	791,025
5.38%, 07/15/26		580	569,850
5.00%, 08/01/27		6,768	6,446,520
Sky plc, 2.63%, 09/16/19(b)		1,640	1,630,845
TEGNA, Inc.:
5.13%, 10/15/19		154	155,155
5.13%, 07/15/20		150	150,750
6.38%, 10/15/23		700	722,750
5.50%, 09/15/24(b)		425	432,437
Tele Columbus AG, 3.88%, 05/02/25	EUR	382	459,573
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(b)	USD	2,200	2,101,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	739	966,174
Time Warner Cable LLC:
8.75%, 02/14/19	USD	460	480,235
8.25%, 04/01/19		300	314,336
Time Warner, Inc., 4.70%, 01/15/21		540	559,032
Townsquare Media, Inc., 6.50%, 04/01/23(b)		1,340	1,253,168
Tribune Media Co., 5.88%, 07/15/22		858	868,725
Unitymedia GmbH:
6.13%, 01/15/25(b)		600	630,000
3.75%, 01/15/27	EUR	458	586,266
Unitymedia Hessen GmbH & Co. KG:
5.00%, 01/15/25(b)	USD	980	1,002,050
3.50%, 01/15/27	EUR	244	312,334
6.25%, 01/15/29		1,927	2,641,196
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	680	646,000
5.13%, 02/15/25		3,546	3,280,050
UPC Holding BV, 5.50%, 01/15/28(b)		400	370,000
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)		1,322	1,292,255
4.00%, 01/15/27	EUR	958	1,195,891
UPCB Finance VII Ltd., 3.63%, 06/15/29		500	598,879
Viacom, Inc.(i):
(LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57	USD	9,075	9,165,750
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		17,700	17,947,800
Videotron Ltd.:
5.00%, 07/15/22		450	459,563
5.38%, 06/15/24(b)		400	411,000
5.13%, 04/15/27(b)		2,903	2,844,940
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,141	1,555,108
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		375	522,716
Vue International Bidco plc, 7.88%, 07/15/20		800	1,115,457
Walt Disney Co. (The), 1.85%, 07/30/26	USD	2,000	1,759,104
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	425	538,840
Ziggo Bond Co. BV, 7.13%, 05/15/24		1,249	1,628,956
Ziggo Bond Finance BV:
4.63%, 01/15/25		452	552,762
5.88%, 01/15/25(b)	USD	2,881	2,722,545
6.00%, 01/15/27(b)		400	374,000
Ziggo Secured Finance BV, 5.50%, 01/15/27(b)		1,901	1,791,693

			224,642,943
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24		1,523	1,524,447
Alcoa Nederland Holding BV(b):
6.75%, 09/30/24		500	536,255

Security		Par (000)	Value
Metals & Mining (continued)
7.00%, 09/30/26	USD	885	$964,650
Aleris International, Inc., 9.50%, 04/01/21(b)		510	531,675
Allegheny Technologies, Inc.:
5.95%, 01/15/21		497	504,455
7.87%, 08/15/23		350	379,242
Anglo American Capital plc, 4.13%, 04/15/21(b)		204	205,689
ArcelorMittal:
5.50%, 08/05/20		300	310,875
5.75%, 03/01/21		700	733,250
6.50%, 02/25/22		500	538,750
6.13%, 06/01/25		500	541,250
7.25%, 10/15/39		800	948,000
7.00%, 03/01/41		450	517,500
Big River Steel LLC, 7.25%, 09/01/25(b)		1,338	1,394,865
BlueScope Steel Finance Ltd., 6.50%, 05/15/21(b)		325	335,562
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		3,500	3,649,184
China Hongqiao Group Ltd., 6.85%, 04/22/19		1,265	1,269,697
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		2,890	2,805,863
Cleveland-Cliffs, Inc.:
4.88%, 01/15/24(b)		890	867,750
5.75%, 03/01/25		820	790,792
Constellium NV:
4.63%, 05/15/21	EUR	420	512,213
5.75%, 05/15/24(b)	USD	666	654,345
6.63%, 03/01/25(b)		890	902,238
4.25%, 02/15/26	EUR	379	462,646
5.88%, 02/15/26(b)	USD	4,059	3,998,115
Eldorado Gold Corp., 6.13%, 12/15/20(b)		375	346,875
Energy Resources LLC, 8.00%, 09/30/22(i)		288	290,658
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		555	550,282
5.13%, 03/15/23		360	358,200
5.13%, 05/15/24		545	538,188
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		4,154	4,102,075
4.00%, 11/14/21		1,650	1,641,750
3.55%, 03/01/22		9,202	8,879,930
6.88%, 02/15/23		500	536,250
3.88%, 03/15/23		8,907	8,539,586
4.55%, 11/14/24		600	579,000
5.40%, 11/14/34		1,341	1,237,073
5.45%, 03/15/43		12,267	11,162,970
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		2,644	2,603,703
Hudbay Minerals, Inc., 7.63%, 01/15/25(b)		410	434,600
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)		714	790,755
JSW Steel Ltd., 5.25%, 04/13/22		2,600	2,580,973
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 07/30/25		2,900	2,900,484
4.20%, 07/27/26		1,700	1,634,987
New Gold, Inc., 6.25%, 11/15/22(b)		350	357,000
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		1,750	1,651,326
Newmont Mining Corp., 3.50%, 03/15/22		722	718,536
Northwest Acquisitions ULC, 7.13%, 11/01/22(b)		395	402,229
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	961	1,190,503
Ovako AB, 5.00%, 10/05/22		600	742,525
Press Metal Labuan Ltd., 4.80%, 10/30/22	USD	1,950	1,862,833
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40		1,600	1,847,094
Rio Tinto Finance USA plc, 4.13%, 08/21/42		94	94,197
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		418	405,492
Southern Copper Corp., 5.38%, 04/16/20		13,515	14,057,706

29

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	4,695	$4,778,571
5.50%, 10/01/24		275	282,563
4.13%, 09/15/25		943	899,980
5.00%, 12/15/26		1,210	1,197,900
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		500	513,750
Teck Resources Ltd.:
4.75%, 01/15/22		1,340	1,360,100
3.75%, 02/01/23		6,493	6,279,900
8.50%, 06/01/24(b)		7,315	8,165,369
6.13%, 10/01/35		450	478,125
6.25%, 07/15/41		650	689,000
5.20%, 03/01/42		2,521	2,363,437
5.40%, 02/01/43		2,247	2,151,502
thyssenkrupp AG:
2.75%, 03/08/21	EUR	200	254,852
1.38%, 03/03/22		1,125	1,375,277
2.50%, 02/25/25		200	254,211
United States Steel Corp.:
6.88%, 08/15/25	USD	1,349	1,375,980
6.25%, 03/15/26		1,844	1,830,170
Vale Overseas Ltd., 4.38%, 01/11/22		378	381,629
Vedanta Resources plc:
8.25%, 06/07/21		2,808	3,015,230
7.13%, 05/31/23		4,150	4,233,000

			140,797,634
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.:
3.63%, 02/01/21(b)	USD	350	343,875
5.00%, 12/15/21		1,907	1,929,827
4.75%, 03/15/25(b)		810	779,625

			3,053,327
Multiline Retail — 0.0%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	350	493,881
Dollar Tree, Inc., 5.75%, 03/01/23	USD	2,755	2,874,016
JC Penney Corp., Inc.:
8.13%, 10/01/19		27	28,350
5.88%, 07/01/23(b)		315	303,093
6.38%, 10/15/36		1,163	726,875
7.63%, 03/01/97		300	190,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		2,080	1,404,000
Target Corp., 4.00%, 07/01/42		500	479,929

			6,500,644
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,700	1,658,812
Ameren Illinois Co., 3.70%, 12/01/47		500	475,789
Berkshire Hathaway Energy Co.:
2.38%, 01/15/21(b)		380	372,417
6.13%, 04/01/36		731	916,207
4.50%, 02/01/45		1,750	1,809,698
3.80%, 07/15/48(b)		500	467,278
CenterPoint Energy, Inc., 2.50%, 09/01/22		395	378,529
Consolidated Edison Co. of New York, Inc.:
6.75%, 04/01/38		400	536,859
4.50%, 12/01/45		1,650	1,742,063
3.88%, 06/15/47		700	669,952
4.63%, 12/01/54		250	266,397
Dominion Energy, Inc., 2.58%, 07/01/20		400	393,792
Integrys Holding, Inc., (LIBOR USD 3 Month + 2.12%), 4.13%, 12/01/66(i)		17,845	17,800,388
Puget Sound Energy, Inc.:
5.80%, 03/15/40		250	307,868

Security		Par (000)	Value
Multi-Utilities (continued)
5.64%, 04/15/41	USD	250	$305,187
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(i)	EUR	400	497,531
San Diego Gas & Electric Co., 3.75%, 06/01/47	USD	700	676,192
Sempra Energy:
(LIBOR USD 3 Month + 0.50%), 2.85%, 01/15/21(i)		1,110	1,111,878
3.40%, 02/01/28		1,190	1,123,971

			31,510,808
Oil, Gas & Consumable Fuels — 3.0%
ABM Investama Tbk. PT, 7.13%, 08/01/22		310	303,287
Aker BP ASA, 5.88%, 03/31/25(b)		1,607	1,667,262
Alta Mesa Holdings LP, 7.88%, 12/15/24		830	859,050
Andeavor Logistics LP:
6.25%, 10/15/22		292	304,775
3.50%, 12/01/22		360	354,158
Antero Midstream Partners LP, 5.38%, 09/15/24		1,560	1,552,200
Antero Resources Corp.:
5.38%, 11/01/21		675	682,796
5.13%, 12/01/22		1,292	1,298,460
5.63%, 06/01/23		1,530	1,562,513
5.00%, 03/01/25		400	398,500
Apache Corp., 3.25%, 04/15/22		1,345	1,327,475
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		1,055	1,134,125
Blue Racer Midstream LLC, 6.13%, 11/15/22(b)		500	512,500
BP Capital Markets plc:
2.52%, 01/15/20		275	273,592
4.50%, 10/01/20		825	854,022
4.74%, 03/11/21		715	747,511
3.06%, 03/17/22		3,000	2,980,767
2.52%, 09/19/22		1,165	1,126,532
3.02%, 01/16/27		2,000	1,888,076
3.72%, 11/28/28		200	199,244
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27		3,875	3,755,425
Buckeye Partners LP, (LIBOR 3 Month + 4.02%), 6.38%, 01/22/78(i)		8,825	8,608,077
California Resources Corp., 8.00%, 12/15/22(b)		4,450	3,827,000
Calumet Specialty Products Partners LP, 6.50%, 04/15/21		1,218	1,202,775
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(h)(i)(k)	EUR	200	263,740
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	USD	3,413	3,498,325
8.25%, 07/15/25		294	315,318
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		2,919	3,192,686
5.88%, 03/31/25		6,247	6,440,407
5.13%, 06/30/27		5,989	5,839,275
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		5,028	4,914,870
Chesapeake Energy Corp., 8.00%, 12/15/22(b)		5,970	6,328,200
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42		5,000	5,289,810
CNX Resources Corp.:
5.88%, 04/15/22		23,653	23,771,265
8.00%, 04/01/23		90	94,725
ConocoPhillips, 6.50%, 02/01/39		745	973,599
ConocoPhillips Co.:
4.95%, 03/15/26		1,400	1,510,386
4.30%, 11/15/44		1,200	1,240,377
5.95%, 03/15/46		600	765,571
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		746	783,300
Continental Resources, Inc.:
5.00%, 09/15/22		1,500	1,524,375
4.50%, 04/15/23		1,150	1,164,375

30

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
3.80%, 06/01/24	USD	650	$633,750
4.38%, 01/15/28(b)		1,077	1,058,826
4.90%, 06/01/44		1,798	1,762,040
Corral Petroleum Holdings AB, 11.75% ( 11.75% Cash or 13.25% PIK), 05/15/21(i)(g)	EUR	150	193,945
Covey Park Energy LLC, 7.50%, 05/15/25(b)	USD	3,197	3,212,985
Crestwood Midstream Partners LP:
6.25%, 04/01/23		690	700,350
5.75%, 04/01/25		350	347,375
CrownRock LP, 5.63%, 10/15/25(b)		4,783	4,723,212
CVR Refining LLC, 6.50%, 11/01/22		350	357,000
DCP Midstream Operating LP:
5.35%, 03/15/20(b)		350	360,231
4.75%, 09/30/21(b)		600	606,750
3.88%, 03/15/23		300	289,500
6.45%, 11/03/36(b)		601	640,816
6.75%, 09/15/37(b)		1,735	1,880,306
(LIBOR USD 3 Month + 3.85%), 5.85%, 05/21/43(b)(i)		375	356,250
DEA Finance SA, 7.50%, 10/15/22	EUR	500	653,312
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	2,516	2,626,075
Devon Energy Corp., 4.00%, 07/15/21		1,110	1,126,523
Diamondback Energy, Inc.:
4.75%, 11/01/24		108	107,428
5.38%, 05/31/25		765	774,562
Eclipse Resources Corp., 8.88%, 07/15/23		320	300,800
Enbridge Energy Partners LP, 4.38%, 10/15/20		1,710	1,743,699
Enbridge, Inc.:
2.90%, 07/15/22		1,210	1,168,500
(LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(i)		36,600	35,547,750
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(i)		5,175	4,812,750
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(i)		27,250	26,588,395
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		637	640,185
5.75%, 01/30/28		360	361,800
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,061,609
4.25%, 03/15/23		3,098	2,989,570
5.88%, 01/15/24		1,570	1,603,362
5.50%, 06/01/27		1,834	1,834,000
Energy Transfer Partners LP, 3.60%, 02/01/23		640	622,168
Enterprise Products Operating LLC, 2.55%, 10/15/19		1,000	993,516
EOG Resources, Inc., 2.45%, 04/01/20		1,720	1,698,100
EP Energy LLC:
9.38%, 05/01/20		55	52,250
9.38%, 05/01/24(b)		1,766	1,350,990
8.00%, 11/29/24(b)		4,064	4,206,240
Eterna Capital Pte. Ltd., 8.00% ( 8.00% Cash or 8.00% PIK), 12/11/22(g)		225	220,181
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		280	292,600
5.63%, 02/01/26		1,657	1,611,930
Exxon Mobil Corp.:
3.18%, 03/15/24		465	463,468
4.11%, 03/01/46		1,645	1,683,511
Genesis Energy LP:
6.75%, 08/01/22		500	507,500
6.50%, 10/01/25		801	786,982
GNL Quintero SA, 4.63%, 07/31/29		10,344	10,289,177
Greenko Dutch BV, 5.25%, 07/24/24		4,525	4,366,625
Gulfport Energy Corp.:
6.63%, 05/01/23		1,012	1,017,060
6.00%, 10/15/24		2,456	2,333,200
6.38%, 05/15/25		951	912,665

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp.:
6.75%, 02/15/25	USD	1,916	$1,913,605
6.75%, 02/15/25(b)		199	197,756
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		1,833	1,851,330
Hilcorp Energy I LP(b):
5.00%, 12/01/24		100	97,250
5.75%, 10/01/25		550	544,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		1,377	1,293,811
Holly Energy Partners LP, 6.00%, 08/01/24(b)		350	350,875
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		1,060	1,017,600
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		696	698,610
Jonah Energy LLC, 7.25%, 10/15/25(b)		425	340,000
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21		450	466,826
Kinder Morgan, Inc.:
3.05%, 12/01/19		785	782,480
3.15%, 01/15/23		780	753,986
Matador Resources Co., 6.88%, 04/15/23		180	188,100
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		975	931,785
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		3,250	3,428,321
MEG Energy Corp.(b):
6.38%, 01/30/23		1,497	1,351,042
7.00%, 03/31/24		2,641	2,370,298
6.50%, 01/15/25		2,489	2,489,498
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/26(b)		475	477,375
Murphy Oil Corp.:
4.00%, 06/01/22		400	391,000
4.45%, 12/01/22		1,029	1,004,561
6.88%, 08/15/24		400	423,500
5.75%, 08/15/25		588	586,530
5.88%, 12/01/42		285	257,925
Navios Maritime Acquisition Corp., 8.13%, 11/15/21(b)		400	324,000
Newfield Exploration Co.:
5.75%, 01/30/22		600	630,000
5.63%, 07/01/24		847	897,820
5.38%, 01/01/26		2,401	2,488,036
NGL Energy Partners LP:
5.13%, 07/15/19		1,285	1,285,000
6.88%, 10/15/21		770	770,962
7.50%, 11/01/23		550	548,625
NGPL PipeCo LLC(b):
4.38%, 08/15/22		2,253	2,241,735
4.88%, 08/15/27		510	495,337
7.77%, 12/15/37		3,992	4,810,360
NuStar Logistics LP, 5.63%, 04/28/27		400	378,876
Oasis Petroleum, Inc.:
6.50%, 11/01/21		607	622,175
6.88%, 03/15/22		600	618,000
6.88%, 01/15/23		2,895	2,970,994
6.25%, 05/01/26(b)		125	125,000
Occidental Petroleum Corp.:
4.10%, 02/01/21		1,005	1,031,498
2.60%, 04/15/22		975	951,320
4.63%, 06/15/45		125	131,652
4.40%, 04/15/46		1,445	1,485,984
Oil India International Pte. Ltd., 4.00%, 04/21/27		272	255,492
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(i)	EUR	950	1,193,109
Parkland Fuel Corp., 6.00%, 04/01/26(b)	USD	330	330,000
Parsley Energy LLC(b):
5.38%, 01/15/25		1,838	1,842,595
5.63%, 10/15/27		1,314	1,330,425

31

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC, 7.25%, 06/15/25	USD	1,390	$1,442,125
PDC Energy, Inc.:
6.13%, 09/15/24		316	323,900
5.75%, 05/15/26(b)		786	791,895
Peabody Energy Corp.(b):
6.00%, 03/31/22		335	344,112
6.38%, 03/31/25		335	349,238
Petrobras Global Finance BV:
8.38%, 05/23/21		798	899,186
6.13%, 01/17/22		13,355	14,100,209
4.38%, 05/20/23		16,355	15,946,125
Pioneer Natural Resources Co.:
7.50%, 01/15/20		120	128,517
3.45%, 01/15/21		810	813,603
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(h)(i)		1,600	1,564,613
Puma International Financing SA(b):
5.13%, 10/06/24		350	343,602
5.00%, 01/24/26		550	515,410
QEP Resources, Inc.:
6.88%, 03/01/21		111	119,325
5.38%, 10/01/22		1,627	1,627,000
5.25%, 05/01/23		400	390,000
5.63%, 03/01/26		1,328	1,271,560
Range Resources Corp.:
5.88%, 07/01/22		1,975	1,999,688
5.00%, 08/15/22		1,290	1,267,425
5.00%, 03/15/23		1,000	962,000
4.88%, 05/15/25		2,605	2,411,253
Repsol International Finance BV(i):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(h)	EUR	500	647,059
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,225	1,623,631
Resolute Energy Corp.:
8.50%, 05/01/20	USD	2,413	2,413,000
8.50%, 05/01/20(b)		225	225,000
Rockies Express Pipeline LLC(b):
6.85%, 07/15/18		471	472,766
6.00%, 01/15/19		524	533,170
5.63%, 04/15/20		2,860	2,960,987
6.88%, 04/15/40		3,672	4,241,160
RSP Permian, Inc., 6.63%, 10/01/22		538	560,865
Sabine Pass Liquefaction LLC, 5.62%, 02/01/21		635	666,534
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		375	428,437
Sanchez Energy Corp.:
7.75%, 06/15/21		6,055	5,616,013
6.13%, 01/15/23		1,650	1,191,630
7.25%, 02/15/23(b)		793	800,930
Santos Finance Ltd., 4.13%, 09/14/27		792	771,010
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23		471	488,662
6.88%, 06/30/23		2,497	2,596,880
5.38%, 09/30/25		1,540	1,497,650
SM Energy Co.:
6.13%, 11/15/22		350	353,500
6.50%, 01/01/23		578	579,445
5.00%, 01/15/24		1,166	1,110,615
5.63%, 06/01/25		2,775	2,677,875
6.75%, 09/15/26		586	596,255
Southern Star Central Corp., 5.13%, 07/15/22(b)		184	187,220

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.:
4.10%, 03/15/22	USD	800	$778,000
6.45%, 01/23/25		1,470	1,440,600
7.50%, 04/01/26		2,384	2,449,560
7.75%, 10/01/27		849	876,593
SRC Energy, Inc., 6.25%, 12/01/25(b)		400	404,000
Summit Midstream Holdings LLC, 5.75%, 04/15/25		314	299,550
Sunoco LP(b):
4.88%, 01/15/23		2,645	2,603,923
5.50%, 02/15/26		580	559,700
5.88%, 03/15/28		571	554,584
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		1,031	1,046,465
5.50%, 01/15/28		3,408	3,399,480
Targa Resources Partners LP:
4.13%, 11/15/19		750	754,252
5.25%, 05/01/23		500	498,750
4.25%, 11/15/23		1,590	1,502,550
6.75%, 03/15/24		400	418,000
5.13%, 02/01/25		620	601,400
5.88%, 04/15/26(b)		2,207	2,190,889
5.38%, 02/01/27		275	263,313
5.00%, 01/15/28(b)		550	508,750
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		1,200	1,146,000
5.00%, 01/31/28		1,354	1,259,220
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		1,070	1,018,578
Total Capital Canada Ltd., 2.75%, 07/15/23		1,500	1,450,817
TransCanada PipeLines Ltd.:
3.80%, 10/01/20		615	624,441
2.50%, 08/01/22		225	216,500
4.88%, 01/15/26		3,000	3,191,198
4.63%, 03/01/34		835	855,204
6.10%, 06/01/40		200	240,344
Transcanada Trust(i):
(LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76		31,129	32,062,870
(LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/77		29,450	28,687,245
Tullow Oil plc(b):
6.25%, 04/15/22		500	507,500
7.00%, 03/01/25		400	405,520
Ultra Resources, Inc.(b):
6.88%, 04/15/22		465	341,775
7.13%, 04/15/25		350	233,406
Whiting Petroleum Corp.:
1.25%, 04/01/20(k)		2,580	2,457,463
5.75%, 03/15/21		600	614,250
6.63%, 01/15/26(b)		1,908	1,955,700
Williams Cos., Inc. (The):
3.70%, 01/15/23		550	531,960
4.55%, 06/24/24		1,722	1,715,543
8.75%, 03/15/32		771	1,015,792
5.75%, 06/24/44		8,213	8,562,053
WPX Energy, Inc.:
6.00%, 01/15/22		1,399	1,458,458
8.25%, 08/01/23		799	906,865
5.25%, 09/15/24		3,470	3,496,025
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(h)(i)		1,495	1,486,363
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		1,535	1,465,667

			491,678,300

32

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Paper & Forest Products — 0.0%
Mercer International, Inc., 6.50%, 02/01/24	USD	494	$513,760
Norbord, Inc.(b):
5.38%, 12/01/20		2,437	2,516,202
6.25%, 04/15/23		284	300,600
Resolute Forest Products, Inc., 5.88%, 05/15/23		450	454,500
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	300	375,684
Stora Enso OYJ, 2.50%, 06/07/27		350	432,314

			4,593,060
Personal Products — 0.0%
Avon International Operations, Inc., 7.88%, 08/15/22(b)	USD	345	351,900
Coty, Inc.:
4.00%, 04/15/23	EUR	470	573,441
6.50%, 04/15/26(b)	USD	425	413,312
Edgewell Personal Care Co., 4.70%, 05/19/21		750	743,437
Estee Lauder Cos., Inc. (The), 4.15%, 03/15/47		500	513,211
First Quality Finance Co., Inc., 4.63%, 05/15/21(b)		400	396,000

			2,991,301
Pharmaceuticals — 0.5%
Allergan Funding SCS:
2.45%, 06/15/19		1,000	992,998
3.00%, 03/12/20		1,000	993,234
3.45%, 03/15/22		1,500	1,474,897
AstraZeneca plc:
1.95%, 09/18/19		1,000	988,186
3.38%, 11/16/25		2,000	1,943,714
4.38%, 11/16/45		600	599,925
Bayer US Finance LLC, 2.38%, 10/08/19(b)		835	826,939
Bristol-Myers Squibb Co., 4.50%, 03/01/44		750	804,531
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	200	253,463
Eli Lilly & Co.:
3.10%, 05/15/27	USD	940	903,743
3.70%, 03/01/45		960	920,810
3.95%, 05/15/47		305	305,130
Endo Dac, 6.00%, 07/15/23(b)		546	397,215
Endo Finance LLC, 7.25%, 01/15/22(b)		990	839,025
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		585	760,084
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		1,040	1,105,000
Johnson & Johnson:
2.63%, 01/15/25		820	784,829
4.38%, 12/05/33		705	753,883
3.55%, 03/01/36		270	262,439
3.63%, 03/03/37		875	853,882
3.70%, 03/01/46		2,340	2,261,811
Merck & Co., Inc.:
2.75%, 02/10/25		1,600	1,530,091
4.15%, 05/18/43		995	1,015,634
3.70%, 02/10/45		500	475,645
Mylan NV, 2.50%, 06/07/19		830	823,728
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	450	535,350
Novartis Capital Corp.:
3.40%, 05/06/24	USD	2,100	2,092,588
3.10%, 05/17/27		3,400	3,258,826
4.40%, 05/06/44		765	823,952
Pfizer, Inc.:
3.00%, 12/15/26		2,000	1,915,588
4.00%, 12/15/36		1,000	1,006,830
7.20%, 03/15/39		1,305	1,839,337
4.13%, 12/15/46		1,100	1,093,769
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21		2,660	2,551,788

Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV, 3.25%, 04/15/22	EUR	100	$122,716
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	1,629	1,582,649
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		3,114	3,164,602
6.75%, 08/15/21(b)		854	859,338
5.63%, 12/01/21(b)		3,308	3,200,490
6.50%, 03/15/22(b)		2,161	2,242,038
7.25%, 07/15/22(b)		91	91,787
5.50%, 03/01/23(b)		4,559	4,114,497
4.50%, 05/15/23	EUR	275	301,707
5.88%, 05/15/23(b)	USD	9,069	8,332,144
7.00%, 03/15/24(b)		3,682	3,884,510
6.13%, 04/15/25(b)		5,902	5,323,427
5.50%, 11/01/25(b)		3,832	3,812,840
9.00%, 12/15/25(b)		800	810,000
9.25%, 04/01/26(b)		800	816,000

			76,647,609
Professional Services — 0.1%
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		1,440	1,422,000
IHS Markit Ltd.(b):
5.00%, 11/01/22		500	517,500
4.75%, 02/15/25		1,390	1,397,089
4.00%, 03/01/26		757	725,077
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		5,180	5,244,750
La Financiere Atalian SAS:
4.00%, 05/15/24	EUR	747	876,143
5.13%, 05/15/25		880	1,074,643
6.63%, 05/15/25	GBP	276	384,339

			11,641,541
Real Estate Management & Development — 0.5%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	283	355,284
1.88%, 04/27/23		500	594,619
2.13%, 02/06/24		590	699,697
3.00%, 04/27/26		700	842,937
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(h)(i)	USD	1,700	1,655,242
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(i)	EUR	200	244,539
APL Realty Holdings Pte. Ltd., 5.95%, 06/02/24	USD	3,300	2,904,036
Aroundtown SA, 1.50%, 01/18/21(k)	EUR	200	311,863
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(h)(i)	USD	750	727,500
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(h)(i)	EUR	300	375,079
Central China Real Estate Ltd., 6.88%, 10/23/20	USD	1,900	1,880,050
CFLD Cayman Investment Ltd., 6.50%, 12/21/20		547	500,505
China Aoyuan Property Group Ltd., 10.88%, 05/26/18		900	902,700
China Evergrande Group:
6.25%, 06/28/21		702	675,575
7.50%, 06/28/23		1,759	1,654,426
8.75%, 06/28/25		2,791	2,679,313
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		2,800	2,784,600
6.88%, 04/23/21		2,160	2,145,861
Easy Tactic Ltd., 7.00%, 04/25/21		900	895,369
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19		995	1,002,388
10.75%, 01/22/20		3,600	3,683,160
7.95%, 07/05/22		1,650	1,550,379

33

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Fastighets AB Balder, (EUR Swap Annual 5 Year + 2.90%), 3.00%, 03/07/78(i)	EUR	200	$236,533
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	360	369,000
Future Land Development Holdings Ltd., 5.00%, 02/16/20		1,025	1,004,346
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		1,200	1,210,602
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		1,800	1,772,446
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		1,708	1,690,920
Guorui Properties Ltd., 7.00%, 03/21/20		1,850	1,766,361
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		1,066	1,063,335
Hunt Cos., Inc., 6.25%, 02/15/26(b)		540	515,700
Jababeka International BV:
6.50%, 10/05/23(b)		867	808,159
6.50%, 10/05/23		2,555	2,381,597
Jiayuan International Group Ltd., 8.25%, 11/14/18		615	616,535
Jingrui Holdings Ltd., 9.45%, 04/23/21		1,200	1,192,800
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		260	246,081
8.50%, 06/30/22		2,446	2,129,837
9.38%, 06/30/24		300	258,149
Kennedy-Wilson, Inc., 5.88%, 04/01/24		585	576,225
Longfor Properties Co. Ltd., 4.50%, 01/16/28		1,525	1,408,891
Mirvac Group Finance Ltd., 3.63%, 03/18/27		2,195	2,056,544
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		896	848,843
New Metro Global Ltd.:
6.50%, 04/23/21		883	870,570
5.00%, 08/08/22		1,332	1,220,305
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		1,036	978,795
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(h)(i)		6,035	5,883,690
Realogy Group LLC(b):
4.50%, 04/15/19		852	860,690
5.25%, 12/01/21		320	324,000
4.88%, 06/01/23		860	831,233
Redco Group:
7.00%, 11/14/18		530	532,913
6.38%, 02/27/19		1,395	1,389,071
RESIDOMO Sro, 3.38%, 10/15/24	EUR	805	978,923
Ronshine China Holdings Ltd., 6.95%, 12/08/19	USD	2,100	2,052,469
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(h)(i)(k)		1,000	1,043,750
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		626	659,202
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		209	220,133
Summit Germany Ltd., 2.00%, 01/31/25	EUR	273	320,146
Sun Hung Kai Properties Capital Market Ltd.:
4.45%(h)	USD	2,190	1,910,948
4.50%, 02/14/22		680	700,952
Sunac China Holdings Ltd., 6.88%, 08/08/20		1,340	1,331,382
Times China Holdings Ltd.:
6.25%, 01/23/20		2,207	2,210,778
6.25%, 01/17/21		1,520	1,480,480
5.75%, 04/26/22		289	269,383
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27		2,435	2,257,717
VLL International, Inc.:
7.38%, 06/18/22		1,500	1,597,920
5.75%, 11/28/24		790	774,063
WeWork Cos., Inc., 7.88%, 05/01/25(b)		200	194,250
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		500	497,470

Security		Par (000)	Value
Real Estate Management & Development (continued)
9.88%, 03/19/20	USD	737	$740,584
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23		4,000	4,009,712

			87,359,555
Road & Rail — 0.2%
Asciano Finance Ltd., 4.75%, 03/22/28		2,500	2,436,475
Ashtead Capital, Inc.(b):
5.63%, 10/01/24		200	206,000
4.13%, 08/15/25		555	527,250
4.38%, 08/15/27		310	292,562
Avis Budget Car Rental LLC:
5.13%, 06/01/22(b)		300	298,500
5.50%, 04/01/23		500	495,000
Avis Budget Finance plc, 4.13%, 11/15/24	EUR	481	593,809
Avolon Holdings Funding Ltd., 5.50%, 01/15/23(b)	USD	350	349,125
Burlington Northern Santa Fe LLC:
3.05%, 09/01/22		750	743,715
3.65%, 09/01/25		750	754,299
6.15%, 05/01/37		750	948,593
4.45%, 03/15/43		500	519,121
4.15%, 04/01/45		500	501,208
3.90%, 08/01/46		1,165	1,117,215
4.13%, 06/15/47		600	602,289
4.05%, 06/15/48		100	98,473
Canadian National Railway Co., 6.20%, 06/01/36		400	507,277
CSX Corp., 3.70%, 10/30/20		450	456,325
EC Finance plc, 2.38%, 11/15/22	EUR	369	447,400
ERAC USA Finance LLC, 2.60%, 12/01/21(b)	USD	860	834,287
Europcar Groupe SA:
5.75%, 06/15/22	EUR	200	249,611
4.13%, 11/15/24		709	852,472
Herc Rentals, Inc.(b):
7.50%, 06/01/22		2,961	3,138,660
7.75%, 06/01/24		712	768,604
Hertz Corp. (The):
5.88%, 10/15/20		500	493,750
7.63%, 06/01/22(b)		2,721	2,772,019
6.25%, 10/15/22		350	329,280
5.50%, 10/15/24(b)		625	523,437
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	885	1,075,299
Loxam SAS:
3.50%, 04/15/22		109	136,588
3.50%, 05/03/23		720	897,782
4.25%, 04/15/24		225	287,401
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	170	164,050
5.25%, 08/15/22		1,296	1,287,900
4.50%, 03/15/23		705	675,038
5.50%, 02/15/24		885	859,556
Penske Truck Leasing Co. LP(b):
2.50%, 06/15/19		1,300	1,292,387
3.30%, 04/01/21		910	904,697
Ryder System, Inc.:
2.45%, 11/15/18		420	419,778
2.65%, 03/02/20		1,000	991,131
2.50%, 05/11/20		355	350,399
Union Pacific Corp.:
2.75%, 03/01/26		3,000	2,821,603
3.60%, 09/15/37		370	348,712
4.15%, 01/15/45		450	446,285
3.80%, 10/01/51		860	794,725

			35,610,087

34

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22	USD	375	$384,844
Analog Devices, Inc., 2.50%, 12/05/21		500	484,540
Applied Materials, Inc.:
3.90%, 10/01/25		3,470	3,528,369
4.35%, 04/01/47		250	257,891
Broadcom Corp.:
2.38%, 01/15/20		1,600	1,577,215
2.20%, 01/15/21		1,000	966,894
3.00%, 01/15/22		1,552	1,513,112
Entegris, Inc., 4.63%, 02/10/26(b)		900	868,500
Global A&T Electronics Ltd., 8.50%, 01/12/23		1,026	1,026,374
Intel Corp.:
2.45%, 07/29/20		2,065	2,052,034
2.88%, 05/11/24		2,800	2,709,917
2.60%, 05/19/26		1,000	928,944
4.10%, 05/19/46		1,000	1,004,107
4.10%, 05/11/47		400	400,369
3.73%, 12/08/47(b)		636	595,473
Lam Research Corp., 2.80%, 06/15/21		1,855	1,827,569
Micron Technology, Inc.:
5.25%, 01/15/24(b)		350	364,175
5.50%, 02/01/25		902	938,080
Microsemi Corp., 9.13%, 04/15/23(b)		78	85,995
NVIDIA Corp., 3.20%, 09/16/26		687	656,565
NXP BV(b):
4.13%, 06/15/20		1,670	1,678,350
4.13%, 06/01/21		2,428	2,434,070
4.63%, 06/15/22		930	936,975
3.88%, 09/01/22		1,127	1,103,051
4.63%, 06/01/23		943	949,483
Qorvo, Inc., 7.00%, 12/01/25		400	434,500
QUALCOMM, Inc.:
3.00%, 05/20/22		3,300	3,217,124
2.60%, 01/30/23		1,200	1,134,639
2.90%, 05/20/24		625	587,056
3.25%, 05/20/27		1,000	920,315
4.65%, 05/20/35		400	396,849
4.80%, 05/20/45		450	440,209
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		500	519,800
Texas Instruments, Inc.:
2.63%, 05/15/24		410	391,083
2.90%, 11/03/27		1,225	1,149,015
4.15%, 05/15/48		400	398,224
Xilinx, Inc.:
2.13%, 03/15/19		300	298,861
2.95%, 06/01/24		440	418,039

			39,578,610
Software — 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25		2,000	1,968,293
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		1,017	1,014,457
CA, Inc., 3.60%, 08/15/22		575	574,887
CDK Global, Inc.:
5.00%, 10/15/24		350	355,250
4.88%, 06/01/27		1,391	1,335,360
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		3,712	3,628,480
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		3,453	3,815,565
Infor US, Inc.:
5.75%, 08/15/20(b)		325	331,500
6.50%, 05/15/22		12,140	12,322,100
Informatica LLC, 7.13%, 07/15/23(b)		3,770	3,770,000

Security		Par (000)	Value
Software (continued)
j2 Cloud Services LLC, 6.00%, 07/15/25(b)	USD	465	$479,531
Microsoft Corp.:
2.88%, 02/06/24		2,390	2,329,529
3.50%, 02/12/35		500	486,208
4.10%, 02/06/37		2,615	2,715,213
3.50%, 11/15/42		605	567,522
3.75%, 02/12/45		350	336,586
4.45%, 11/03/45		1,285	1,373,923
3.70%, 08/08/46		575	551,690
4.25%, 02/06/47		300	314,813
3.95%, 08/08/56		500	489,053
Nuance Communications, Inc.:
5.38%, 08/15/20(b)		213	214,065
6.00%, 07/01/24		3,045	3,113,513
5.63%, 12/15/26		500	499,375
Open Text Corp.(b):
5.63%, 01/15/23		565	585,481
5.88%, 06/01/26		635	660,210
Oracle Corp.:
2.80%, 07/08/21		855	851,037
1.90%, 09/15/21		1,500	1,447,709
2.50%, 10/15/22		1,145	1,111,698
2.40%, 09/15/23		5,000	4,767,954
4.30%, 07/08/34		500	519,987
3.80%, 11/15/37		600	580,831
5.38%, 07/15/40		495	575,708
4.00%, 07/15/46		2,500	2,417,858
PTC, Inc., 6.00%, 05/15/24		1,045	1,094,638
RP Crown Parent LLC, 7.38%, 10/15/24(b)		589	611,087
Solera LLC, 10.50%, 03/01/24(b)		12,996	14,458,050
Symantec Corp.:
4.20%, 09/15/20		500	505,736
5.00%, 04/15/25(b)		1,457	1,463,678
TIBCO Software, Inc., 11.38%, 12/01/21(b)		6,229	6,781,824
Veritas US, Inc.(b):
7.50%, 02/01/23		565	545,225
10.50%, 02/01/24		1,988	1,719,620

			83,285,244
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		5,429	5,415,428
Baoxin Auto Finance I Ltd.:
6.63%, 04/02/19		1,500	1,499,869
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%(h)(i)		2,935	2,744,498
Gap, Inc. (The), 5.95%, 04/12/21		800	842,058
Group 1 Automotive, Inc.:
5.00%, 06/01/22		275	275,770
5.25%, 12/15/23(b)		286	282,425
Home Depot, Inc. (The):
2.13%, 09/15/26		1,000	892,082
5.88%, 12/16/36		935	1,171,239
5.95%, 04/01/41		750	946,080
4.25%, 04/01/46		1,700	1,727,550
IT Ltd., 6.25%, 05/15/18	CNY	24,100	3,787,828
L Brands, Inc.:
6.63%, 04/01/21	USD	850	903,125
5.63%, 02/15/22		750	778,200
5.63%, 10/15/23		325	337,594
5.25%, 02/01/28		335	313,644
6.88%, 11/01/35		1,645	1,546,300
6.75%, 07/01/36		934	875,625
Lowe’s Cos., Inc.:
3.10%, 05/03/27		3,500	3,328,174

35

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail (continued)
3.70%, 04/15/46	USD	1,000	$906,788
Masaria Investments SAU, 5.00%, 09/15/24	EUR	420	510,996
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	350	359,406
5.50%, 05/15/26		320	310,400
Sally Holdings LLC, 5.63%, 12/01/25		620	606,050
Staples, Inc., 8.50%, 09/15/25(b)		1,772	1,656,820
TJX Cos., Inc. (The), 2.25%, 09/15/26		2,000	1,783,458

			33,801,407
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.:
2.50%, 02/09/22		5,000	4,900,725
2.40%, 05/03/23		705	677,396
3.00%, 02/09/24		5,435	5,319,289
2.85%, 05/11/24		1,525	1,479,235
3.20%, 05/13/25		950	928,589
4.50%, 02/23/36		500	535,389
4.65%, 02/23/46		640	684,827
4.25%, 02/09/47		2,370	2,408,937
Dell International LLC(b):
4.42%, 06/15/21		448	456,377
5.88%, 06/15/21		1,415	1,455,802
7.13%, 06/15/24		4,158	4,428,270
6.02%, 06/15/26		1,125	1,193,110
8.35%, 07/15/46		335	412,484
Dell, Inc., 5.88%, 06/15/19		375	383,438
EMC Corp.:
2.65%, 06/01/20		1,550	1,505,204
3.38%, 06/01/23		650	606,617
NCR Corp.:
4.63%, 02/15/21		100	100,030
5.00%, 07/15/22		650	645,125
6.38%, 12/15/23		400	414,000
NetApp, Inc., 2.00%, 09/27/19		1,480	1,460,553
Western Digital Corp., 4.75%, 02/15/26		6,039	5,948,415
Xerox Corp.:
3.50%, 08/20/20		1,085	1,082,227
3.63%, 03/15/23		516	500,111

			37,526,150
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 06/03/21		3,235	3,281,057
Eagle Intermediate Global Holding BV, 7.50%, 05/01/25(b)		155	158,875
Hanesbrands, Inc.(b):
4.63%, 05/15/24		575	554,875
4.88%, 05/15/26		675	648,000
Levi Strauss & Co., 3.38%, 03/15/27	EUR	375	463,605
NIKE, Inc.:
2.38%, 11/01/26	USD	2,000	1,827,367
3.63%, 05/01/43		250	233,822
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		3,583	3,099,295
PVH Corp., 3.13%, 12/15/27	EUR	1,050	1,255,495
SMCP Group SAS, 5.88%, 05/01/23		150	193,649
Under Armour, Inc., 3.25%, 06/15/26	USD	400	355,413

			12,071,453
Thrifts & Mortgage Finance — 0.1%
BPCE SA:
2.75%, 01/11/23(b)		1,335	1,279,747
3.38%, 12/02/26		1,000	952,140
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27	EUR	1,700	2,210,796
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	180	180,000

Security		Par (000)	Value
Thrifts & Mortgage Finance (continued)
Jerrold Finco plc:
6.25%, 09/15/21	GBP	390	$551,410
6.13%, 01/15/24		2,124	2,934,892
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	814	814,000
5.25%, 10/01/25		630	600,075
Quicken Loans, Inc.(b):
5.75%, 05/01/25		825	808,500
5.25%, 01/15/28		725	661,562

			10,993,122
Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 01/14/20		1,750	1,739,888
4.00%, 01/31/24		700	708,705
5.38%, 01/31/44		1,050	1,148,038
3.88%, 09/16/46		880	778,358
BAT Capital Corp.(b):
2.30%, 08/14/20		955	934,353
2.76%, 08/15/22		750	721,538
BAT International Finance plc, 2.75%, 06/15/20(b)		2,000	1,978,435
Philip Morris International, Inc.:
1.88%, 02/25/21		145	140,076
2.38%, 08/17/22		1,600	1,533,992
2.63%, 03/06/23		1,480	1,421,878
2.13%, 05/10/23		400	373,231
6.38%, 05/16/38		925	1,164,485
4.25%, 11/10/44		1,425	1,390,209
Reynolds American, Inc.:
2.30%, 06/12/18		2,500	2,499,487
3.25%, 06/12/20		2,121	2,122,248
Vector Group Ltd., 6.13%, 02/01/25(b)		575	570,469

			19,225,390
Trading Companies & Distributors — 0.3%
Ahern Rentals, Inc., 7.38%, 05/15/23(b)		435	419,775
Air Lease Corp.:
2.50%, 03/01/21		490	477,065
2.63%, 07/01/22		1,670	1,601,346
Aircastle Ltd.:
6.25%, 12/01/19		100	103,875
5.13%, 03/15/21		675	692,719
5.50%, 02/15/22		5,550	5,799,750
5.00%, 04/01/23		350	359,187
4.13%, 05/01/24		980	960,400
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		540	524,858
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		4,286	4,050,270
Darling Global Finance BV, 4.75%, 05/30/22	EUR	416	514,971
GATX Corp., 2.50%, 03/15/19	USD	1,240	1,236,759
H&E Equipment Services, Inc., 5.63%, 09/01/25		630	633,150
HD Supply, Inc., 5.75%, 04/15/24(b)		11,537	12,113,850
Rexel SA:
3.50%, 06/15/19	EUR	877	1,098,780
2.63%, 06/15/24		565	692,521
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	2,232	2,265,480
5.75%, 11/15/24		2,132	2,201,290
5.50%, 07/15/25		619	634,475
4.63%, 10/15/25		3,216	3,119,552
5.88%, 09/15/26		3,581	3,733,193
5.50%, 05/15/27		3,731	3,712,345
4.88%, 01/15/28		1,180	1,118,050
WESCO Distribution, Inc., 5.38%, 12/15/21		200	203,000

			48,266,661

36

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd.:
3.95%, 01/19/22(b)	USD	2,000	$1,971,084
4.00%, 07/30/27		892	821,645
HPHT Finance 17 Ltd., 2.75%, 09/11/22		2,035	1,932,595
ICTSI Treasury BV, 4.63%, 01/16/23		1,900	1,911,875
Royal Capital BV(h):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.42%), 5.50%(i)		1,000	1,007,350
5.88%		1,800	1,754,788
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(i)		508	496,570
Shenzhen Expressway Co. Ltd., 2.88%, 07/18/21		650	627,823

			10,523,730
Water Utilities — 0.0%
American Water Capital Corp.:
2.95%, 09/01/27		1,775	1,663,431
4.00%, 12/01/46		225	222,439
3.75%, 09/01/47		600	559,402
Core & Main LP, 6.13%, 08/15/25(b)		1,420	1,391,600

			3,836,872
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.13%, 03/30/40		700	823,248
C&W Senior Financing DAC, 6.88%, 09/15/27(b)		525	520,275
Digicel Group Ltd.(b):
8.25%, 09/30/20		1,995	1,783,031
7.13%, 04/01/22		1,947	1,583,340
Digicel Ltd., 6.00%, 04/15/21(b)		5,846	5,561,007
Hughes Satellite Systems Corp.:
6.50%, 06/15/19		732	753,960
7.63%, 06/15/21		1,020	1,093,950
5.25%, 08/01/26		5,067	4,952,992
6.63%, 08/01/26		535	530,988
Inmarsat Finance plc, 4.88%, 05/15/22(b)		625	603,125
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	842	1,029,509
4.00%, 11/15/27		665	764,781
Oztel Holdings SPC Ltd., 5.63%, 10/24/23	USD	875	868,438
SmarTone Finance Ltd., 3.88%, 04/08/23		8,350	8,192,310
SoftBank Group Corp.:
4.50%, 04/15/20(b)		1,600	1,642,000
4.00%, 04/20/23	EUR	975	1,197,791
4.75%, 09/19/24	USD	650	609,090
4.75%, 07/30/25	EUR	653	799,823
(USD Swap Rate 5 Year + 4.85%), 6.87%(h)(i)	USD	3,900	3,597,750
Sprint Communications, Inc.:
7.00%, 03/01/20(b)		4,555	4,794,137
7.00%, 08/15/20		700	737,709
6.00%, 11/15/22		1,300	1,327,625
Sprint Corp.:
7.25%, 09/15/21		1,050	1,114,312
7.88%, 09/15/23		6,382	6,844,695
7.13%, 06/15/24		13,701	14,197,661
7.63%, 02/15/25		6,160	6,483,400
7.63%, 03/01/26		3,213	3,385,699
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		1,313	1,307,736
4.74%, 03/20/25		325	328,250
Telefonica Europe BV(h)(i):
(EUR Swap Annual 5 Year + 5.04%), 6.50%	EUR	500	618,306
(EUR Swap Annual 5 Year + 3.81%), 4.20%		2,700	3,432,186
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	400	601,631
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	500	725,985

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
(EUR Swap Annual 5 Year + 3.86%), 3.75%	EUR	300	$380,251
(EUR Swap Annual 5 Year + 2.33%), 2.63%		600	714,847
(EUR Swap Annual 10 Year + 4.30%), 5.88%		100	138,377
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	700	700,000
6.00%, 03/01/23		700	725,375
6.50%, 01/15/24		675	707,063
6.00%, 04/15/24		650	680,875
6.38%, 03/01/25		3,339	3,505,950
5.13%, 04/15/25		1,040	1,047,800
6.50%, 01/15/26		1,455	1,546,403
4.50%, 02/01/26		3,356	3,230,150
5.38%, 04/15/27		650	657,312
4.75%, 02/01/28		1,168	1,123,966
United States Cellular Corp., 6.70%, 12/15/33		199	209,448
Wind Tre SpA:
2.63%, 01/20/23	EUR	330	362,184
3.13%, 01/20/25		380	404,005
5.00%, 01/20/26(b)	USD	1,450	1,217,130

			100,157,876
Total Corporate Bonds — 30.4%
(Cost: $5,001,327,777)			5,002,069,230

Equity-Linked Notes — 12.2%

Aerospace & Defense — 0.3%
BNP Paribas SA (United Technologies Corp.), 9.60%, 07/24/18(b)		320	38,744,369
Deutsche Bank AG (Airbus SE), 15.39%, 06/22/18	EUR	62	7,218,583

			45,962,952
Air Freight & Logistics — 0.4%
JPMorgan Structured Products BV (United Parcel Service, Inc.), 10.92%, 06/14/18(b)	USD	239	27,122,487
Merrill Lynch International & Co. (FedEx Corp.), 10.07%, 05/03/18		161	39,734,221

			66,856,708
Airlines — 0.4%
BNP Paribas SA (Delta Air Lines, Inc.), 13.97%, 07/05/18(b)		736	38,910,327
Credit Suisse AG (Deutsche Lufthansa AG), 27.00%, 06/22/18	EUR	153	4,532,310
Credit Suisse AG (Southwest Airlines Co.), 15.50%, 06/14/18	USD	302	16,027,317

			59,469,954
Automobiles — 0.3%
Credit Suisse AG (Daimler AG), 9.00%, 06/22/18	EUR	203	16,051,018
Credit Suisse AG (General Motors Co.), 16.50%, 06/14/18	USD	716	26,481,379

			42,532,397
Banks — 0.9%
Deutsche Bank AG (Edwards Lifesciences Corp.), 11.01%, 06/11/18		78	10,052,075
Goldman Sachs International (Citizens Financial Group, Inc.):
13.31%, 06/12/18		192	7,994,919
13.65%, 06/13/18		192	7,992,997
Jefferies LLC (Bank of America Corp.), 12.20%, 07/12/18		1,336	40,173,174
Royal Bank of Canada (Citigroup, Inc.), 12.39%, 05/29/18(b)(k)		570	39,093,159

37

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Royal Bank of Canada (JPMorgan Chase & Co.), 9.76%, 05/29/18(b)(k)	USD	365	$39,898,205

			145,204,529
Beverages — 0.1%
Nomura Bank International plc (Molson Coors Brewing Co.):
10.26%, 05/02/18		60	4,249,202
13.30%, 05/02/18		135	9,629,440

			13,878,642
Biotechnology — 0.5%
BNP Paribas SA (Amgen, Inc.), 15.59%, 06/11/18		231	40,252,001
Canadian Imperial Bank of Commerce (AbbVie, Inc.), 13.59%, 06/14/18		409	39,608,067

			79,860,068
Capital Markets — 0.9%
Nomura Bank International plc (Charles Schwab Corp. (The)):
13.10%, 07/12/18		380	20,707,388
13.11%, 07/13/18		380	20,712,099
Nomura Bank International plc (E*TRADE Financial Corp.):
13.41%, 07/16/18		226	13,695,127
13.43%, 07/17/18		226	13,692,106
Royal Bank of Canada (S&P Global, Inc.), 12.43%, 06/11/18		85	16,011,377
Societe Generale SA (Bank of New York Mellon Corp. (The)), 10.41%, 07/17/18		485	26,706,999
Toronto-Dominion Bank (The) (Goldman Sachs Group, Inc. (The)), 11.84%, 07/13/18		157	38,163,177

			149,688,273
Chemicals — 0.2%
Nomura Bank International plc (Praxair, Inc.):
12.77%, 07/23/18		95	14,547,257
12.75%, 07/24/18		95	14,547,256

			29,094,513
Communications Equipment — 0.2%
Canadian Imperial Bank of Commerce (Cisco Systems, Inc.), 14.39%, 05/16/18		909	40,128,814

Consumer Finance — 0.3%
Credit Suisse AG (American Express Co.), 11.00%, 06/05/18		265	26,368,974
Deutsche Bank AG (Synchrony Financial):
15.35%, 06/12/18		228	7,659,244
15.37%, 06/13/18		228	7,659,170

			41,687,388
Diversified Financial Services — 0.1%
Citigroup, Inc. (Voya Financial, Inc.), 14.59%, 05/02/18		90	4,723,975
Deutsche Bank AG (Regions Financial Corp.):
15.90%, 06/12/18 - 06/13/18		859	16,113,201

			20,837,176
Diversified Telecommunication Services — 0.3%
Credit Suisse AG (Vivendi SA), 24.20%, 05/04/18	EUR	171	4,517,793
Royal Bank of Canada (Verizon Communications, Inc.), 10.10%, 07/24/18(b)(k)	USD	808	39,880,059

			44,397,852
Food & Staples Retailing — 0.1%
HSBC Bank plc (Sysco Corp.), 12.59%, 05/08/18		164	10,230,081

Security		Par (000)	Value
Health Care Equipment & Supplies — 0.6%
Credit Suisse AG (Danaher Corp.), 8.00%, 06/05/18	USD	71	$7,131,273
Credit Suisse AG (Koninklijke Philips NV), 20.20%, 06/22/18	EUR	105	4,498,472
Goldman Sachs International (Stryker Corp.):
10.29%, 06/11/18	USD	85	14,420,503
10.29%, 06/12/18		85	14,420,502
Royal Bank of Canada (Abbott Laboratories), 11.11%, 06/01/18(b)(k)		455	26,613,067
Royal Bank of Canada (Boston Scientific Corp.), 10.38%, 06/11/18(b)(k)		443	12,983,806
Royal Bank of Canada (Intuitive Surgical, Inc.), 11.69%, 06/01/18(b)(k)		58	25,637,960

			105,705,583
Health Care Providers & Services — 1.0%
BNP Paribas SA (Humana, Inc.), 13.12%, 05/01/18		145	41,747,934
BNP Paribas SA (UnitedHealth Group, Inc.), 9.00%, 07/13/18(b)		169	40,072,639
Merrill Lynch International & Co. (Cigna Corp.), 14.91%, 05/03/18		228	39,278,245
Royal Bank of Canada (Anthem, Inc.), 11.44%, 06/11/18(b)(k)		115	27,358,759
Societe Generale SA (McKesson Corp.), 12.55%, 05/03/18		102	15,986,428

			164,444,005
Hotels, Restaurants & Leisure — 1.0%
BNP Paribas SA (Carnival Corp.), 14.79%, 05/30/18(b)		250	15,862,567
BNP Paribas SA (Domino’s Pizza, Inc.), 12.69%, 06/22/18		12	3,004,143
Credit Suisse AG (Hilton Worldwide Holdings, Inc.), 9.60%, 06/14/18		493	39,210,721
Credit Suisse AG (Las Vegas Sands Corp.), 10.80%, 06/14/18		220	16,181,699
JPMorgan Structured Products BV (Raytheon Co.), 10.58%, 06/14/18(b)		128	26,487,920
Nomura Bank International plc (McDonald’s Corp.), 13.38%, 06/11/18		241	39,998,710
Royal Bank of Canada (Marriott International, Inc.), 14.94%, 05/08/18(b)(k)		117	15,970,105
Royal Bank of Canada (Royal Caribbean Cruises Ltd.), 12.93%, 06/22/18(b)(k)		27	2,942,520

			159,658,385
Household Durables — 0.0%
Canadian Imperial Bank of Commerce (DR Horton, Inc.), 16.35%, 06/14/18		160	7,121,715

Household Products — 0.0%
Nomura Bank International plc (Colgate-Palmolive Co.), 8.77%, 06/22/18		108	7,224,304

Industrial Conglomerates — 0.2%
Goldman Sachs International (Honeywell International, Inc.), 9.15%, 06/12/18		181	26,303,329

Insurance — 0.2%
Societe Generale SA (General Electric Co.), 15.95%, 07/17/18		2,738	37,798,482

IT Services — 0.3%
Goldman Sachs International (Cognizant Technology Solutions Corp.), 10.14%, 05/01/18		190	15,523,464
JPMorgan Structured Products BV (adidas AG):
16.14%, 06/05/18(b)		34	6,979,762
12.57%, 07/16/18		65	13,268,167

38

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
12.58%, 07/17/18	USD	65	$13,264,025

			49,035,418
Machinery — 0.7%
BNP Paribas SA (Caterpillar, Inc.), 11.73%, 07/24/18(b)		253	37,084,823
BNP Paribas SA (Parker-Hannifin Corp.):
12.70%, 05/01/18		151	24,831,289
10.91%, 07/30/18		88	14,466,898
10.88%, 07/31/18		88	14,466,898
Merrill Lynch International & Co. (Cummins, Inc.), 16.11%, 05/01/18		138	22,221,647

			113,071,555
Multiline Retail — 0.6%
Canadian Imperial Bank of Commerce (Target Corp.):
13.13%, 05/03/18		544	39,497,999
20.80%, 05/18/18		396	28,243,081
Societe Generale SA (Dollar Tree, Inc.), 13.50%, 05/18/18		288	27,555,370

			95,296,450
Multi-Utilities — 0.1%
Credit Suisse AG (DTE Energy Co.), 8.60%, 05/04/18	EUR	985	16,206,346

Oil, Gas & Consumable Fuels — 0.4%
Credit Suisse AG (Royal Dutch Shell plc), 14.10%, 06/22/18	GBP	207	7,213,005
Deutsche Bank AG (Eni SpA), 20.10%, 06/22/18	EUR	824	16,066,681
Royal Bank of Canada (Chevron Corp.), 11.63%, 06/22/18(b)(k)	USD	317	39,771,790

			63,051,476
Pharmaceuticals — 0.4%(b)
JPMorgan Structured Products BV (Bristol-Myers Squibb Co.), 13.15%, 06/14/18		776	40,474,177
JPMorgan Structured Products BV (Perrigo Co. plc):
17.55%, 05/25/18		95	7,485,485
17.60%, 05/29/18		95	7,482,586
Royal Bank of Canada (Zoetis, Inc.), 8.54%, 05/02/18(k)		193	16,082,486

			71,524,734
Road & Rail — 0.6%
BNP Paribas SA (Union Pacific Corp.), 12.83%, 06/22/18		300	40,368,213
Canadian Imperial Bank of Commerce (JB Hunt Transport Services, Inc.):
10.18%, 07/13/18		68	7,978,057
10.07%, 07/16/18		68	7,980,204
Merrill Lynch International & Co. (CSX Corp.), 15.23%, 06/01/18		444	26,519,854
Societe Generale SA (Kansas City Southern):
14.50%, 07/16/18		72	7,489,078
14.49%, 07/17/18		72	7,484,065

			97,819,471
Semiconductors & Semiconductor Equipment — 0.2%
BNP Paribas SA (Texas Instruments, Inc.), 13.92%, 06/11/18		391	40,094,776

Software — 0.6%
Credit Suisse AG (SAP SE), 14.40%, 06/22/18	EUR	144	16,004,655
HSBC Bank plc (salesforce.com, Inc.), 13.95%, 05/16/18	USD	84	10,193,452
Nomura Bank International plc (VMware, Inc.):
25.51%, 05/29/18		147	19,585,413
25.65%, 05/30/18		147	19,582,883
Royal Bank of Canada (Microsoft Corp.), 11.95%, 06/22/18(b)(k)		419	39,480,250

			104,846,653

Security		Par (000)	Value
Specialty Retail — 0.3%
Canadian Imperial Bank of Commerce (Home Depot, Inc. (The)), 12.77%, 05/08/18	USD	221	$40,917,637
Societe Generale SA (Burlington Stores, Inc.), 15.27%, 05/18/18		57	7,487,459

			48,405,096
Textiles, Apparel & Luxury Goods — 0.0%
Deutsche Bank AG (Kering SA), 8.65%, 05/04/18	EUR	9	4,581,769

Total Equity-Linked Notes — 12.2%
(Cost: $2,016,947,297)			2,002,018,894

Floating Rate Loan Interests — 5.8%(l)

Aerospace & Defense — 0.1%
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/12/20	USD	318	317,753
Engility Corp., Term Loan B2, (LIBOR USD 1 Month + 2.75%), 4.65% - 6.50%, 08/14/23		839	838,815
StandardAero Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 07/07/22		632	636,397
TransDigm, Inc., Term Loan, 06/09/23(m)		5,026	5,046,423
WP CPP Holdings LLC, Term Loan B, 03/16/25(c)(m)		485	486,213

			7,325,601
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan:
(LIBOR USD 6 Month + 1.23%), 3.30% , 09/10/18		46	45,432

			45,432
Auto Components — 0.0%
EOC Group, Inc., 1st Lien Term Loan(c):
(LIBOR USD 6 Month + 3.25%), 0.15% - 5.15%, 03/15/25		5	5,327
(LIBOR USD 1 Month + 3.25%), 5.15% , 03/15/25		1,114	1,112,339

			1,117,666
Automobiles — 0.0%
CH Holdings Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/01/24		1,437	1,444,887
Dealer Tire LLC, Term loan B, (LIBOR USD 3 Month + 3.25%), 5.56% - 5.75%, 12/22/21(c)		124	123,753

			1,568,640
Building Products — 0.0%
CPG International, Inc., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.59%, 05/05/24		2,917	2,936,592
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.56%, 12/19/23		1,978	1,988,967

			4,925,559
Capital Markets — 0.0%
Clipper Acquisitions Corp., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.02%, 12/27/24		843	846,748
CNT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.16%, 01/22/23		463	450,061
Deerfield Holdings Corp., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.55%, 02/13/25		650	650,539
Fortress Investment LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.65%, 12/27/22		1,617	1,633,625
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 03/27/23		2,982	2,994,698

			6,575,671

39

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals — 0.1%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/31/24	USD	1,146	$1,153,789
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		2,186	2,191,138
Axalta Dupont PC, Term Loan, 06/01/24(m)		4,166	4,180,192
Eaglepicher Technologies LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/23/25		1,645	1,647,056
Greenrock Finance, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 06/28/24		813	818,718
Invictus Co., Term Loan B, 03/28/25(m)		1,943	1,957,842
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/07/24		1,365	1,375,238
Oxea Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.88%, 10/14/24		4,596	4,598,801
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 06/07/20		1,821	1,828,725
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 4.90%, 06/07/23		521	524,160
PQ Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/08/25		2,040	2,049,954

			22,325,613
Commercial Services & Supplies — 0.2%
Access CIG LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 02/27/25		590	595,262
Access CIG, LLC, Term Loan, (LIBOR USD 6 Month + 3.75%), 2.98% - 5.65%, 02/27/25		44	44,547
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.00%, 11/10/23		3,612	3,633,390
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.55% - 6.61%, 06/21/24		6,895	6,958,342
Camelot Finance LP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 10/03/23		2,783	2,800,730
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.06%, 09/27/24		961	960,719
CPA Global Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 11/01/24		1,666	1,665,125
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.51%, 05/24/24		1,033	1,043,126
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 3 Month + 2.50%), 4.81%, 03/09/23		1,053	1,057,126
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 05/02/22		3,308	3,327,164
Prometric, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 01/29/25		495	499,539
ServiceMaster Co. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 11/08/23		3,015	3,033,841
West Corp., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.40% , 10/10/24		1,200	1,200,564
(LIBOR USD 1 Month + 4.00%), 5.90% , 10/10/24		3,034	3,056,211
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 09/27/24		3,039	3,051,472

			32,927,158
Communications Equipment — 0.0%
Avaya, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.75%), 6.65%, 12/15/24		3,042	3,073,346
Commscope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 12/29/22		362	363,286

			3,436,632

Security		Par (000)		Value
Construction & Engineering — 0.0%
AECOM Ltd., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.65%, 02/21/25	USD	870		$872,175
Ply Gem, Inc., Term Loan B, 04/01/25(m)		1,755		1,770,603

				2,642,778
Construction Materials — 0.2%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 10/31/23		3,887		3,891,815
HD Supply Waterworks Ltd., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.01% - 5.21%, 08/01/24(c)		1,413		1,419,965
Tower 46 Office, Term Loan, (LIBOR USD 3 Month + 2.13%), 3.55% - 4.02%, 11/01/23(c)		20,000		20,000,000

				25,311,780
Containers & Packaging — 0.1%
Anchor Glass Container Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.64% - 4.65%, 12/07/23		—	(d)	—
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 3.90% - 3.90%, 10/01/22		5,050		5,080,284
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.27% - 5.59%, 04/03/24		4,903		4,928,347
Charter Nex U.S., Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/16/24		1,687		1,689,781
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 1.75%), 6.50%, 10/14/24		1,174		1,178,139
ProAmpac PG Borrower LLC, Term Loan, 11/20/23(m)		200		201,400
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/05/23		4,019		4,044,008

				17,121,959
Distributors — 0.0%
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.90%, 11/21/24		3,640		3,678,242

Diversified Consumer Services — 0.2%
AlixPartners LLP, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 04/04/24		3,153		3,166,456
Allied Universal Holdco LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.50%), 10.40%, 07/28/23		565		555,819
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 07/28/22		1,457		1,427,545
Bright Horizons Family Horizons, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 11/07/23		5,749		5,789,546
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 05/20/24		2,035		2,045,903
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 12/07/24		1,591		1,555,215
Spin Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 5.08%, 11/14/22		2,274		2,289,438
SterlingBackcheck, Initial Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 06/19/24(c)		2,669		2,672,118
TierPoint LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 05/06/24		2,633		2,542,802
Trugreen Ltd., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.90%, 04/13/23		269		270,834
U.S. Security Associates, Inc., Term Loan, (LIBOR USD 6 Month + 3.50%), 5.80%, 07/14/23		3,267		3,288,826
Weight Watchers International, Inc., Term Loan B, (LIBOR USD 3 Month + 4.75%), 6.64% - 7.06%, 11/29/24		3,886		3,929,746

				29,534,248
Diversified Financial Services — 0.3%
Avolon Sarl, 1st Lient Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.15%, 03/21/22		1,031		1,032,128
EURO Garage, Term Loan B, 06/30/25(m)		3,235		3,233,383

40

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Lstar 18-1 Securities Financing, Term Loan, (LIBOR USD 1 Month + 2.00%), 0.00%, 04/01/21(c)	USD	25,000	$24,912,500
Peak 10, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.02%, 08/01/25		1,954	1,962,793
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 12/20/24		7,019	7,042,917
Zigg Secured Finance BV, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 04/15/25		1,440	1,432,656

			39,616,377
Diversified Telecommunication Services — 0.3%
Altice Financing SA, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/31/26		4,344	4,282,193
Altice Financing SA, Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.10%, 07/15/25		648	641,458
Centurylink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.65% , 11/01/22		3,999	3,984,377
(LIBOR USD 1 Month + 2.75%), 4.65% , 01/31/25		18,075	17,795,988
Frontier Communications Corp., Term Loan,
(LIBOR USD 1 Month + 2.75%), 4.66%, 03/31/21		1,547	1,520,557
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/22/24		10,190	10,232,492
Lumos Networks Operators, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/15/24		2,494	2,504,629
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 11/01/24		752	761,773
SFR Group SA, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/31/26		3,251	3,199,370
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 3.00%), 5.31%, 11/17/23		1,992	1,998,451

			46,921,288
Electric Utilities — 0.0%
Nautilus Power LLC, 1st Lien Term Loan B, 05/16/24(m)		2,596	2,627,781

Electrical Equipment — 0.1%
Compass Power Generation LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 6.05%, 12/20/24		1,546	1,561,107
Convergint Technologies LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.30%, 02/03/25(c)		730	728,828
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.91%, 09/07/23		2,450	2,457,196
EXC Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.16%, 12/02/24		1,087	1,091,352
Graftech Finance, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.40%, 02/12/25(c)		2,290	2,298,588
Internet Brands, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 09/13/24		1,027	1,026,987
WESCO Distribution, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/12/19(c)		61	60,739
WireCo WorldGroup, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.48%, 09/29/23		936	941,018

			10,165,815
Energy Equipment & Services — 0.0%
McDermott International, Inc., Term Loan B, 04/04/25(m)		4,526	4,490,156
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 2.30%), 4.21%, 07/13/20		1,071	1,057,098

			5,547,254
Equity Real Estate Investment Trusts (REITs) — 0.0%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.41%, 03/25/24		952	954,953
GEO Group, Inc. (The), Term Loan, (LIBOR USD 1 Month + 2.25%), 4.13%, 03/22/24		2,262	2,264,978

			3,219,931

Security		Par (000)	Value
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.39%, 02/03/24	USD	3,076	$3,087,456
Sigma Bidco, Term Loan B, 03/07/25(m)		1,535	1,538,454
U.S. Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 06/27/23		3,940	3,973,489

			8,599,399
Food Products — 0.2%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/16/24		8,071	8,090,954
Albertson’s LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 4.65%, 08/25/21		972	961,869
CH Guenther & Son, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/31/25(c)		850	854,250
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 10/10/23		2,372	2,380,667
Dole Food Co., Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.63% - 6.75%, 04/06/24		1,271	1,275,802
Hostess Brands LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/03/22		7,269	7,321,770
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/22		3,148	3,143,603
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 05/15/24		520	520,650
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.64%, 02/02/24		2,277	2,292,106
Trimark Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/28/24		709	713,276

			27,554,947
Health Care Equipment & Supplies — 0.1%
Auris Luxembourg SA, Term Loan B7, (LIBOR USD 3 Month + 3.00%), 5.30%, 01/17/22		3,276	3,291,469
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.15% - 5.56%, 06/08/20		7,748	7,779,404
Immucor, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.30%, 06/15/21		2,516	2,569,539

			13,640,412
Health Care Providers & Services — 0.2%
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.06% - 5.36%, 06/07/23		3,616	3,644,518
Community Health Systems, Inc., 1st Lien Term Loan G, (LIBOR USD 3 Month + 3.00%), 4.98%, 12/31/19		549	539,638
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.53%, 06/01/22		2,428	2,448,225
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.56%, 09/28/23(c)		2,818	2,832,252
DaVita Healthcare Partner, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/24/21		3,002	3,025,139
Diplomat Pharmacy, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.41%, 12/20/24		963	970,034
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.91%, 12/01/23		4,042	4,054,793
HC Group Holdings III, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 6.90%, 04/07/22(c)		1,268	1,281,759
HCA, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 03/13/25		1,380	1,393,993
MultiPlan, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 06/07/23		2,811	2,824,633
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 10/20/22		2,457	2,469,769
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.65%, 06/30/21		5,995	6,032,742

41

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Health Care Providers & Services (continued)
PetVet Delayed Draw, 1st Lien Term Loan, 01/31/25(m)	USD	—	(d)	$—
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/06/24		2,401		2,322,967
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.65%, 02/13/23		640		643,030

				34,483,492
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/01/24		3,668		3,682,029
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 03/07/24		4,641		4,667,929
Press Ganey Holdings, Inc., 1st Lien Term Loan, 10/23/23(m)		2,238		2,252,199

				10,602,157
Hotels, Restaurants & Leisure — 0.5%
Aristocrat International, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.36%, 10/19/24		1,796		1,804,478
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.24%, 09/15/23		2,310		2,321,049
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 12/23/24		4,312		4,345,744
Casa Del Mar, Term Loan, (LIBOR USD 3 Month + 2.37%), 3.80%, 06/09/24(c)		20,000		20,000,000
CCM Merger LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 08/06/21		1,162		1,168,433
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/12/21		648		579,159
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 04/18/24		2,999		3,012,149
Crown Finance US, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/28/25		1,327		1,324,930
Four Seaons Holding, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 3.90%, 11/30/23		341		342,817
GVC Holdings plc, Term Loan B2, 03/15/24(m)		1,210		1,211,004
Hilton Fort Lauderdale Marina, Term Loan, (LIBOR USD 3 Month + 6.00%), 7.48%, 07/09/19(c)		3,500		3,465,000
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.65%, 10/25/23		2,645		2,666,259
IRB Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.13% - 5.25%, 02/05/25		2,048		2,069,449
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.64%, 04/03/25		3,016		3,033,473
La Quinta Intermediate Holdings, Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.35%, 04/14/21		1,569		1,570,110
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.12%, 12/16/24		1,294		1,306,649
MGM Growth Properties LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 04/25/23		5,641		5,669,903
Playa Hotels & Resorts NV, 1st Lien Term Lon B, (LIBOR USD 1 Month + 3.25%), 5.15%, 04/29/24		2,376		2,388,950
Scientific Games Corp., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.65% - 4.74%, 08/14/24		4,277		4,302,170
Sky Betting & Gaming Ltd., Term Loan, 08/23/24(m)		998		999,166
Starwood Austin, Term Loan, (LIBOR USD 3 Month + 1.55%), 3.80%, 11/01/24(c)		18,000		18,000,000
Wyndham Hotels & Resorts, Inc., Term Loan B, 03/28/25(m)		2,505		2,523,487

				84,104,379
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.29% - 5.81%, 11/08/23		3,419		3,084,318

Security		Par (000)	Value
Household Durables (continued)
Serta Simmons Holdings, Term Loan, (LIBOR USD 3 Month + 8.00%), 10.33%, 11/08/24	USD	2,377	$1,883,773

			4,968,091
Household Products — 0.1%
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.65% - 3.88%, 01/26/24		2,310	2,322,012
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.79% - 4.06%, 06/23/22		4,121	4,111,482
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 12/16/24		653	658,099

			7,091,593
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/15/25		1,279	1,280,414
Dynegy, Inc., Term Loan C, (LIBOR USD 1 Month + 2.50%), 4.40%, 02/07/24		4,562	4,589,654

			5,870,068
Industrial Conglomerates — 0.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/18/24		4,124	4,149,474
Cortes NP, Term Loan B, (LIBOR USD 1 Month + 4.00%), 5.89%, 11/30/23		5,829	5,818,814
Filtration Group Corp., Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.30%, 03/29/25		5,955	6,008,357
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.14% - 5.26%, 02/21/25		1,160	1,161,090
Rexnord Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/21/24		1,681	1,691,994
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.89%, 03/14/25		1,585	1,598,203

			20,427,932
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Term Loan B, 08/12/22(m)		3,341	3,358,441
AmWINS Group, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.64% - 4.65%, 01/25/24		2,049	2,061,111
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.15% - 5.15%, 10/22/24		1,865	1,871,831
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 2.75%), 4.65%, 11/03/23		3,506	3,530,334
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.90%, 08/04/25		1,222	1,254,994
Hub International Ltd., Term Loan, 04/25/25(m)		3,215	3,233,743
Sedgwick Claims Management Services, 1st Lien Term Loan, 03/01/21(m)		4,263	4,263,882
Sedgwick Claims Management Services, 2nd Lien Term Loan, 02/28/22(m)		3,280	3,304,600
USI, Inc., 1st Lien Term Loan B, 05/16/24(m)		2,330	2,337,558
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/02/24		938	933,843

			26,150,337
Internet Software & Services — 0.1%
Aptean, Inc., 1st Lien Term Loan, 12/20/22(m)		810	811,012
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 7.90%, 06/15/23(c)		865	877,975
GTT Communications, Inc., 1st Lien Term Loan, 04/25/25(m)		1,340	1,328,275
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.79%, 11/03/23		4,247	4,234,295

			7,251,557

42

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services — 0.5%
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.55%, 09/19/24	USD	2,620	$2,642,534
BMC Software Finance, Inc., Term Loan, 09/10/22(m)		1,893	1,899,415
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.91%, 04/29/24		2,050	2,059,330
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 04/26/24		21,495	21,567,695
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.16%, 02/26/25		775	778,100
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/15/24		4,225	4,243,872
Greeneden U.S. Holdings I LLC, Term Loan B, 12/01/23(m)		1,343	1,351,018
Hyland Software, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 5.14%, 07/01/22		1,636	1,649,686
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 10/31/21		3,235	3,263,137
Information Resources, Inc., 1st Lien Term, (LIBOR USD 3 Month + 4.25%), 6.19%, 01/18/24		1,361	1,371,881
Learning Care Group, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.14% - 5.61%, 03/13/25(c)		705	708,525
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 11/29/24		5,081	5,077,881
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.15%, 12/01/25		1,590	1,591,590
Peak 10, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80%, 08/01/24		1,677	1,673,641
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 02/22/24		2,459	2,467,434
Solera LLC, Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/03/23		2,545	2,553,317
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.55%, 09/30/22		2,503	2,514,496
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/01/24		3,265	3,283,023
TKC Holdings Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.16%, 02/01/23		2,708	2,729,236
TransUnion LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 3.90%, 04/10/23		6,031	6,041,158
Veritas U.S., Inc., Term Loan B1, (LIBOR USD 3 Month + 4.50%), 6.80%, 01/27/23		287	282,435
Vertafore, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 06/30/23		4,182	4,213,384
Wex, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 06/30/23		4,568	4,595,448

			78,558,236
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/30/24		959	965,136
PAREXEL International Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 09/27/24		953	955,886

			1,921,022
Machinery — 0.1%
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 05/18/24		1,286	1,287,698
Gardner Denver, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.05%, 07/30/24		1,278	1,284,834
Gates Global LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.05%, 04/01/24		2,578	2,591,966
Generac Power Systems, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.31%, 05/31/23		1,005	1,009,148

Security		Par (000)		Value
Machinery (continued)
Hayward Industries, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/05/24	USD	1,131		$1,137,629
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.41%, 03/12/25		1,346		1,362,357
Titan Acquisition Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.06%, 03/28/25		3,915		3,917,662

				12,591,294
Media — 0.4%
Advantage Sales & Marketing, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 07/23/21		—	(d)	—
A-L Parent LLC, Term Loan(c):
12/01/23(m)		1,824		1,837,975
(LIBOR USD 1 Month + 3.25%), 5.16% , 12/01/23		250		252,575
Altice U.S. Finance Co., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/28/25		3,044		3,039,466
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 07/12/24		1,280		1,283,849
Cablevision CSC Holdings, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/17/25		5,279		5,260,460
CBS Radio, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.62%, 11/18/24		1,812		1,818,477
Charter Communications Operating LLC, Term Loan:
(LIBOR USD 1 Month + 1.50%), 3.41% , 03/31/23		3,501		3,499,641
(LIBOR USD 1 Month + 2.00%), 3.91% , 04/30/25		14,117		14,172,399
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/15/24		2,459		2,474,306
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/12/26		2,185		2,185,000
DHX Media Ltd., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.65%, 12/29/23		1,077		1,082,247
Houghton Mifflin, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 05/28/21		834		769,808
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 3 Month + 4.50%), 6.46%, 01/02/24		2,326		2,407,647
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.39%, 01/17/24		205		205,828
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.39%, 01/17/24		1,596		1,602,811
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/01/24		1,465		1,448,951
Sinclair Television Group, Inc., Term Loan, 12/12/24(m)		1,439		1,445,001
Stars Group Holdings, Term Loan B, (LIBOR USD 6 Month + 3.00%), 5.32%, 04/06/25		3,901		3,913,380
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 03/01/26		5,910		5,934,408
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.29%, 09/28/23		1,828		1,827,687
Tribune Media Co., 1st Lien Term Loan B1, (LIBOR USD 1 Month + 3.00%), 4.90%, 01/26/24		4,773		4,778,763
Unitymedia Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 09/30/25		3,465		3,458,936
Univision Communications, Inc., Term Loan C5, (LIBOR USD 1 Month + 2.75%), 4.65%, 03/15/24		—	(d)	—
Virgin Media LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 01/15/26		7,314		7,345,231

				72,044,846
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Special Holding LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 3.89%, 10/06/19		11,319		11,318,975
Chimera Special Holding LLC, Term Loan, (LIBOR USD 1 Month + 1.89%), 3.89%, 10/06/19(c)		9,690		9,690,146

				21,009,121

43

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Multiline Retail — 0.1%
Academy Ltd., Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.89% - 6.02%, 07/01/22	USD	2,570	$2,029,268
Evergreen AcqCo 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 5.81% - 6.11%, 07/09/19		268	258,789
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40%, 08/18/23		2,007	2,015,632
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 09/30/22		3,464	3,280,890
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.40%, 08/16/23		327	330,055
Neiman Marcus Group LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.14%, 10/25/20		1,251	1,099,454

			9,014,088
Multi-Utilities — 0.0%
ExGen Renewables I LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.99%, 11/28/24		918	924,014
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.80%, 12/08/23		1,344	1,348,147

			2,272,161
Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 6.31%, 06/24/24		2,233	2,252,665
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.65%, 12/31/22		2,602	2,654,847
California Resources, Term Loan, (LIBOR USD 1 Month + 10.38%), 12.27%, 12/31/21		2,765	3,103,712
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 9.44%, 08/23/21		5,161	5,457,455
CONSOL Energy, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 7.99%, 11/28/22		1,062	1,088,887
Lucid Energy Group II LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.90%, 01/30/25(c)		2,155	2,152,306
Medallion Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 10/30/24(c)		1,676	1,677,895
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/23		580	582,624
Oryx Southern Delaware Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.15%, 02/28/25		1,430	1,431,787
Ultra Resources, Inc., Term Loan, 04/12/24(m)		816	762,811
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.78%, 11/25/21		1,570	1,573,925

			22,738,914
Paper & Forest Products — 0.0%
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31%, 12/29/23		1,812	1,820,469

Personal Products — 0.1%
Alphabet Holding Co, Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.40% , 09/26/24		4,885	4,213,701
(LIBOR USD 1 Month + 7.75%), 9.65% , 09/26/25		4,457	3,461,618

			7,675,319
Pharmaceuticals — 0.2%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.19%, 04/16/21(c)		2,731	2,676,215
Amneal Pharmaceuticals LLC, Term Loan B18, 03/21/25(m)		4,240	4,255,900
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 05/20/24		5,460	5,481,569
Endo Pharmaceuticals, Inc., Term Loan B, 04/29/24(m)		2,429	2,414,228
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 3.99%, 01/31/25		7,452	7,489,398

Security		Par (000)	Value
Pharmaceuticals (continued)
Jaguar Holding Co. II, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.40% - 4.80%, 08/18/22	USD	7,055	$7,091,407
NVA Holdings, Inc., Term Loan B3, (LIBOR USD 3 Month + 2.75%), 5.05%, 02/02/25		713	715,887
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan BF1, (LIBOR USD 1 Month + 3.50%), 5.39%, 04/01/22		3,904	3,945,624

			34,070,228
Professional Services — 0.0%
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 4.75%), 6.71%, 09/29/23		1,774	1,778,447
ON Assignment, Inc., Term Loan B, 04/02/25(m)		1,040	1,044,428

			2,822,875
Real Estate Management & Development — 0.5%
Deerwood Park Office, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.90%, 10/04/21(c)		12,000	11,940,000
ESH Hospitality, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/30/23		3,897	3,913,797
Houston Center, Term Loan, 12/09/22(m)		46,000	46,000,000
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.15%, 02/28/25		5,334	5,361,238
Riata Corporate Park, Term Loan, (LIBOR USD 3 Month + 5.30%), 6.78%, 06/09/22(c)		20,000	20,000,000

			87,215,035
Road & Rail — 0.0%
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 7.80%, 08/18/22		1,040	1,049,022
Pods, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 12/06/24		1,836	1,849,544

			2,898,566
Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.15%, 08/16/22(c)		990	994,563
Microsemi Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 01/15/23		1,149	1,151,069
ON Semiconductor Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.90%, 03/31/23		990	995,379
Versum Materials, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.30%, 09/29/23		1,054	1,059,884

			4,200,895
Software — 0.2%
Barracuda Networks, Inc., Term Loan, (LIBOR USD 6 Month + 1.81%), 5.06%, 02/12/25		1,310	1,313,681
Infor U.S., Inc., Term Loan, 02/01/22(m)		3,594	3,608,268
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 08/05/22		2,923	2,942,146
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.88%, 11/01/23		4,485	4,522,726
MA Financeco LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/21/24		348	346,924
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.40%, 09/30/24		1,313	1,329,607
McAfee LLC, Term Loan, 09/29/25(m)		1,829	1,848,478
Qlik Technologies, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.99%, 04/26/24		2,397	2,387,872
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.90%, 02/05/24		5,357	5,387,804
SS&C Technologies Holdings, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/08/22		1,754	1,767,692
SS&C Technologies Holdings, Inc., Term Loan B2, (LIBOR USD 1 Month + 2.25%), 4.15%, 07/08/22		20	20,144

44

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
SS&C Technologies, Inc., Term Loan, 04/16/25(m)	USD	2,564	$2,579,875
SS&C Technologies, Inc., Term Loan B, 04/16/25(m)		6,930	6,972,970
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.41%, 12/04/20		3,138	3,155,009

			38,183,196
Specialty Retail — 0.1%
Belron Finance US LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.29%, 11/07/24		1,601	1,607,664
Michaels Stores, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.64% - 4.65%, 01/30/23		1,972	1,983,056
National Vision Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 11/20/24		410	412,921
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.13%, 02/01/24		4,349	4,210,727
Party City Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.66% - 5.28%, 08/19/22		1,664	1,673,787
Staples, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 5.79%, 09/12/24		975	963,611

			10,851,766
Technology Hardware, Storage & Peripherals — 0.0%
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.48%, 06/13/24		2,488	2,484,963
Almonde, Inc., 2nd Lien Term Loan, 06/13/25(m)		490	484,071
Seattle Escrow Borrower, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.65%, 06/21/24		2,351	2,342,864

			5,311,898
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.13%, 01/02/25		3,640	3,659,511
HD Supply, Inc., Term Loan B3, (LIBOR USD 3 Month + 2.25%), 4.55%, 08/13/21		3,008	3,026,399
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.23% - 5.61%, 06/09/23		334	337,007

			7,022,917
Transportation Infrastructure — 0.0%
Ceva Group plc, Term Loan, (LIBOR USD 3 Month - 0.10%), 2.21%, 03/19/21(c)		985	979,337
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		996	988,821
Ceva Logistics Canada ULC, Canadian Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		176	175,054
Ceva Logistics U.S. Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		1,372	1,361,538

			3,504,750
Water Utilities — 0.0%
Culligan Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.15%, 12/13/23		514	516,268

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 05/27/24		2,562	2,556,797
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.44%, 02/02/24		2,678	2,684,589

			5,241,386
Total Floating Rate Loan Interests — 5.8% (Cost: $947,386,965)			948,865,039

Security		Par (000)	Value
Foreign Agency Obligations — 0.6%

Argentina — 0.1%
YPF SA:
8.88%, 12/19/18(b)	USD	11,052	$11,369,745
8.75%, 04/04/24(b)		4,770	5,255,348
8.75%, 04/04/24		340	374,595

			16,999,688
Bahrain — 0.0%
CBB International Sukuk Co. 7SPC, 6.88%, 10/05/25(b)		1,172	1,169,656

Belgium — 0.0%
Belfius Bank SA/NV, (EURIBOR 6 Month + 2.94%), 3.63%(h)(i)	EUR	3,200	3,540,683

Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(b)	USD	6,730	6,830,950

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	1,800	2,172,358
China Minmetals Corp.(h)(i):
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.07%), 4.45%	USD	2,329	2,304,895
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%		520	488,807
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		1,100	1,063,150
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		432	419,433
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		715	679,218
Wuhan State-Owned Asset Management Ltd. Co., 3.80%, 12/18/20		729	717,276

			7,845,137
India — 0.1%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		2,275	2,136,751
NTPC Ltd., 5.63%, 07/14/21		2,590	2,725,369
Power Finance Corp. Ltd., 3.75%, 12/06/27		2,700	2,469,417
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		714	664,689
4.63%, 03/22/28		3,100	3,042,275

			11,038,501
Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	16,000,000	1,136,819
Pertamina Persero PT:
5.63%, 05/20/43	USD	3,218	3,201,385
6.45%, 05/30/44		1,851	2,042,999
Perusahaan Penerbit SBSN Indonesia III:
4.35%, 09/10/24		2,300	2,316,560
4.33%, 05/28/25		1,500	1,498,500
4.40%, 03/01/28		3,175	3,139,440
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	13,240,000	956,421

			14,292,124
Mexico — 0.1%
Petroleos Mexicanos:
5.50%, 01/21/21		17,816	18,386,112
5.38%, 03/13/22		110	113,883
5.35%, 02/12/28(b)		3,024	2,877,034

			21,377,029

45

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)	USD	8,333	$8,603,822

South Korea — 0.0%
Export-Import Bank of Korea, 3.00%, 11/01/22		3,700	3,586,184
Korea Housing Finance Corp., 3.00%, 10/31/22		1,491	1,445,799

			5,031,983
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 06/27/19		3,500	3,485,580

Total Foreign Agency Obligations — 0.6% (Cost: $101,910,785)			100,215,153

Foreign Government Obligations — 2.8%

Argentina — 0.5%
Republic of Argentina:
9.00%, 11/29/18		21,746	22,213,539
6.25%, 04/22/19		2,622	2,669,196
8.00%, 10/08/20		141	148,937
6.88%, 04/22/21		38,793	40,713,253
5.63%, 01/26/22		6,517	6,572,395
8.75%, 05/07/24		319	353,447
5.88%, 01/11/28		2,411	2,208,476

			74,879,243
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29(b)		950	875,520
6.75%, 09/20/29		4,500	4,147,200
6.00%, 09/19/44(b)		470	377,590
7.50%, 09/20/47		350	316,165

			5,716,475
Brazil — 0.2%
Federative Republic of Brazil:
0.00%, 07/01/18(n)	BRL	38,500	10,877,755
0.00%, 01/01/19(n)		5,000	1,370,921
4.88%, 01/22/21	USD	12,256	12,660,448

			24,909,124
Colombia — 0.1%
Republic of Colombia, 4.38%, 07/12/21		19,828	20,323,700

Croatia — 0.1%
Republic of Croatia, 6.63%, 07/14/20		19,384	20,663,344

Egypt — 0.2%
Arab Republic of Egypt:
0.00%, 09/04/18(n)	EGP	99,000	5,296,385
0.00%, 11/13/18(n)		29,775	1,544,376
5.75%, 04/29/20	USD	7,158	7,338,124
6.13%, 01/31/22(b)		4,664	4,786,197
6.13%, 01/31/22		12,427	12,752,587
5.58%, 02/21/23(b)		3,970	3,983,895

			35,701,564
Greece — 0.0%
Hellenic Republic of Greece:
3.50%, 01/30/23	EUR	243	301,375
3.75%, 01/30/28		328	393,900
3.90%, 01/30/33		343	392,693
4.00%, 01/30/37		274	306,191
4.20%, 01/30/42		268	300,378

			1,694,537

Security		Par (000)	Value
India — 0.1%
Republic of India:
6.35%, 01/02/20	INR	771,680	$11,377,481
8.27%, 06/09/20		307,720	4,690,494

			16,067,975
Indonesia — 0.5%
Republic of Indonesia:
7.88%, 04/15/19	IDR	327,401,000	24,132,954
5.88%, 03/13/20	USD	37,227	39,073,646
3.75%, 04/25/22		4,394	4,379,236
4.75%, 01/08/26		549	566,149
3.85%, 07/18/27		6,765	6,519,816
3.50%, 01/11/28		4,900	4,591,070
4.75%, 07/18/47		2,125	2,057,610
4.35%, 01/11/48		2,175	2,022,056

			83,342,537
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		2,800	2,722,678

Mongolia — 0.0%
Government of Mongolia, 7.50%, 06/30/18	CNY	10,000	1,547,050

Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27	USD	900	841,766

Panama — 0.1%
Republic of Panama, 5.20%, 01/30/20		11,332	11,768,282

Qatar — 0.0%
State of Qatar, 5.10%, 04/23/48		1,775	1,759,291

Russia — 0.2%
Russian Federation:
5.00%, 04/29/20(b)		4,700	4,805,722
5.00%, 04/29/20		12,700	12,985,674
6.40%, 05/27/20	RUB	160,120	2,536,645
4.75%, 05/27/26	USD	3,400	3,453,754
5.63%, 04/04/42		3,000	3,144,000

			26,925,795
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(b)		3,050	3,008,520

South Africa — 0.2%
Republic of South Africa:
5.50%, 03/09/20		15,985	16,541,853
5.88%, 05/30/22		12,410	13,224,543
4.67%, 01/17/24		3,295	3,279,250

			33,045,646
Sri Lanka — 0.3%
Republic of Sri Lanka:
6.00%, 01/14/19		13,112	13,266,984
5.13%, 04/11/19		19,841	19,964,589
6.25%, 10/04/20		3,585	3,701,462
6.25%, 07/27/21		473	486,812
5.75%, 01/18/22		1,750	1,762,969
5.75%, 04/18/23		2,650	2,633,242
6.85%, 11/03/25		2,500	2,553,390
6.75%, 04/18/28		5,100	5,075,061

			49,444,509
Turkey — 0.3%
Republic of Turkey:
7.00%, 06/05/20		6,150	6,494,425
5.63%, 03/30/21		25,733	26,538,237
6.25%, 09/26/22		6,095	6,407,442

			39,440,104

46

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47	USD	5,800	$5,296,630

Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	945,119

Total Foreign Government Obligations — 2.8% (Cost: $466,837,024)			460,043,889

	Shares
Investment Companies — 3.2%
iShares iBoxx $ High Yield Corporate Bond ETF(q)	4,984,424	$427,165,137

SPDR Bloomberg Barclays High Yield Bond ETF	3,020,000	108,327,400

Total Investment Companies — 3.2% (Cost: $540,738,801)		535,492,537

		Per (000)
Non-Agency Mortgage-Backed Securities — 9.8%

Collateralized Mortgage Obligations — 4.1%
Adjustable Rate Mortgage Trust(a):
Series 2005-8, Class 2A1, 3.78%, 11/25/35	USD	4,151		$3,815,670
Series 2005-8, Class 7A2, 2.46%, 11/25/35		2,638		2,561,491
Series 2005-9, Class 5A1, 2.44%, 11/25/35		2,214		2,197,747
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(e)		2,336		2,350,027
Alternative Loan Trust:
Series 2005-16, Class A1, 3.02%, 06/25/35(a)		808		751,319
Series 2005-36, Class 2A1A, 2.21%, 08/25/35(a)		2,747		2,334,859
Series 2005-56, Class 1A1, 2.63%, 11/25/35(a)		4,533		4,480,147
Series 2005-56, Class 4A1, 2.21%, 11/25/35(a)		—	(d)	—
Series 2005-61, Class 1A1, 2.42%, 12/25/35(a)		401		386,669
Series 2005-61, Class 2A1, 2.18%, 12/25/35(a)		4,391		4,186,175
Series 2005-63, Class 3A3, 3.42%, 11/25/35(a)		4,509		4,057,655
Series 2005-63, Class 5A1, 3.44%, 12/25/35(a)		546		499,370
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		127		126,097
Series 2005-72, Class A1, 2.17%, 01/25/36(a)		4,361		4,186,527
Series 2005-72, Class A3, 2.20%, 01/25/36(a)		4,242		3,467,807
Series 2005-76, Class 2A1, 2.38%, 02/25/36(a)		7,857		7,116,356
Series 2006-11CB, Class 1A5, 6.00%, 05/25/36		1,178		1,004,426
Series 2006-15CB, Class A1, 6.50%, 06/25/36		1,573		1,223,283
Series 2006-20CB, Class A9, 6.00%, 07/25/36		768		584,442
Series 2006-2CB, Class A6, 5.50%, 03/25/36		1,290		1,001,191
Series 2006-45T1, Class 1A10, 6.00%, 02/25/37		3,896		2,791,709
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		3,134		2,688,304
Series 2006-7CB, Class 1A6, 6.00%, 05/25/36		1,327		1,074,543
Series 2006-9T1, Class A7, 6.00%, 05/25/36		614		474,765
Series 2006-J7, Class 2A1, 2.28%, 11/20/46(a)		7,264		4,959,251
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,877		1,341,500
Series 2006-OA14, Class 1A1, 3.11%, 11/25/46(a)		10,632		9,132,381
Series 2006-OA14, Class 2A1, 2.09%, 11/25/46(a)		9,505		8,347,649
Series 2006-OA14, Class 3A1, 2.23%, 11/25/46(a)(c)		14,489		12,161,558
Series 2006-OA16, Class A2, 2.09%, 10/25/46(a)		631		600,990
Series 2006-OA2, Class A1, 2.11%, 05/20/46(a)		2,483		2,067,346
Series 2006-OA22, Class A1, 2.06%, 02/25/47(a)		—	(d)	—
Series 2006-OA3, Class 2A1, 2.11%, 05/25/36(a)		16,131		13,824,355
Series 2006-OA6, Class 1A2, 2.11%, 07/25/46(a)		12,102		11,913,774
Series 2006-OA8, Class 1A1, 2.09%, 07/25/46(a)		21,632		20,161,888
Series 2007-12T1, Class A22, 5.75%, 06/25/37		2,872		2,235,843
Series 2007-12T1, Class A5, 6.00%, 06/25/37		637		508,641
Series 2007-15CB, Class A7, 6.00%, 07/25/37		434		391,319
Series 2007-18CB, Class 2A25, 6.00%, 08/25/37		435		390,143
Series 2007-19, Class 1A4, 6.00%, 08/25/37		1,886		1,530,170
Series 2007-19, Class 1A8, 6.00%, 08/25/37		917		744,489
Series 2007-25, Class 1A3, 6.50%, 11/25/37		4,688		3,562,352
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		801		593,819

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37	USD	4,434	$3,236,432
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37		761	568,973
Series 2007-AL1, Class A1, 2.15%, 06/25/37(a)		9,933	7,539,489
Series 2007-J1, Class 2A5, 6.00%, 03/25/37		2,056	1,342,711
Series 2007-OA11, Class A1A, 2.76%, 11/25/47(a)		3,937	3,322,560
Series 2007-OA3, Class 1A1, 2.04%, 04/25/47(a)		17,358	15,137,456
Series 2007-OA4, Class A1, 2.07%, 05/25/47(a)		6,981	6,288,651
Series 2007-OA7, Class A1B, 2.04%, 05/25/47(a)		1,184	1,144,656
Series 2007-OA8, Class 2A1, 2.08%, 06/25/47(a)		17,336	13,682,920
Series 2007-OH3, Class A1A, 2.19%, 09/25/47(a)		5,858	5,225,755
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 05/25/36		1,840	1,528,210
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 2.35%, 10/25/46(a)		20,266	19,177,693
Series 2006-3, Class 2A11, 2.32%, 10/25/46(a)		7,920	7,229,857
Series 2007-3, Class 22A1, 6.25%, 06/25/37(e)		1,489	1,312,736
Banc of America Funding Trust(a):
Series 2006-7, Class T2A3, 5.69%, 10/25/36		908	834,952
Series 2006-D, Class 6A1, 3.83%, 05/20/36		606	557,226
Series 2007-D, Class 1A1, 2.11%, 06/20/47		2,749	2,431,274
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 3.70%, 01/25/35(a)		19	19,374
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 2.34%, 04/25/36(a)		10,673	11,389,095
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		1,340	1,317,516
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		1,348	1,200,304
Bear Stearns Mortgage Funding Trust(a):
Series 2007-AR2, Class A1, 2.07%, 03/25/37		2,703	2,418,202
Series 2007-AR3, Class 1A1, 2.04%, 03/25/37		3,477	3,283,224
Series 2007-AR4, Class 1A1, 2.10%, 09/25/47		4,604	4,299,916
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, 2.17%, 04/25/35(a)		2,892	2,870,849
Series 2005-9, Class 1A1, 2.50%, 05/25/35(a)		5,210	4,818,491
Series 2006-OA4, Class A1, 2.34%, 04/25/46(a)		3,338	1,739,295
Series 2007-21, Class 1A1, 6.25%, 02/25/38		273	229,168
Series 2007-J2, Class 2A6, 6.00%, 07/25/37		993	734,043
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,517	1,120,892
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(a)(b)		14,152	13,852,935
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 01/25/37		145	134,976
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		82	76,442
CSMC Trust, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(b)		1,194	1,113,541
Deutsche Alt-A Securities Mortgage Loan Trust(a):
Series 2007-OA4, Class 1A1A, 2.09%, 08/25/47		2,643	2,502,006
Series 2007-OA4, Class 3A1, 2.09%, 08/25/47		19,325	17,220,208
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2016-DNA2, Class M3, 6.55%, 10/25/28		3,295	3,775,506
Series 2016-DNA3, Class M3, 6.90%, 12/25/28		7,730	9,057,968
Series 2016-DNA4, Class M3, 5.70%, 03/25/29		13,973	15,704,711
Series 2017-DNA1, Class M2, 5.15%, 07/25/29		4,695	5,081,817
Series 2017-DNA2, Class M2, 5.35%, 10/25/29		2,886	3,161,345
Series 2017-DNA3, Class B1, 6.35%, 03/25/30		3,115	3,369,316
Series 2017-DNA3, Class M2, 4.40%, 03/25/30		24,630	25,545,938
Series 2018-DNA1, Class B1, 5.05%, 07/25/30		10,365	10,002,479
Series 2018-DNA1, Class M2, 3.70%, 07/25/30		14,135	14,071,319
Series 2018-HQA1, Class M2, 4.20%, 09/25/30		4,725	4,794,630
Series 2018-SPI1, Class M1, 3.75%, 02/25/48(b)		4,683	4,674,768

47

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association(a):
Series 2016-C04, Class 1M2, 6.15%, 01/25/29	USD	5,479	$6,237,278
Series 2016-C06, Class 1M2, 6.15%, 04/25/29		8,706	9,909,343
Series 2017-C01, Class 1B1, 7.65%, 07/25/29		8,182	9,615,252
Series 2017-C01, Class 1M2, 5.45%, 07/25/29		1,952	2,133,840
Series 2017-C02, Class 2M1, 3.05%, 09/25/29		1,865	1,876,046
Series 2017-C03, Class 1B1, 6.75%, 10/25/29		1,565	1,728,749
Series 2017-C03, Class 1M2, 4.90%, 10/25/29		9,362	9,959,908
Series 2017-C04, Class 2M2, 4.75%, 11/25/29		4,738	4,964,124
Series 2017-C05, Class 1B1, 5.50%, 01/25/30		8,763	8,899,325
Series 2017-C05, Class 1M2, 4.10%, 01/25/30		9,444	9,604,484
Series 2017-C07, Class 1B1, 5.90%, 05/25/30		3,850	4,004,192
Series 2018-C01, Class 1B1, 5.45%, 07/25/30		18,495	18,511,594
Series 2018-C01, Class 1M2, 4.15%, 07/25/30		18,495	18,928,534
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.90%, 02/25/37(a)		2,554	1,941,983
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.86%, 05/25/35(a)		79	74,988
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 2.07%, 02/25/36(a)		7,367	6,901,715
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36		27	45,938
Impac CMB Trust, Series 2005-6, Class 1A1, 2.40%, 10/25/35(a)		3,189	2,948,258
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37		1,130	1,040,442
Series 2007-F2, Class 2A1, 6.50%, 07/25/37		2,263	1,456,407
IndyMac INDX Mortgage Loan Trust(a):
Series 2005-AR14, Class 2A1A, 2.20%, 07/25/35		4,448	4,214,810
Series 2007-AR15, Class 1A1, 3.56%, 08/25/37		189	166,003
Series 2007-AR15, Class 2A1, 3.55%, 08/25/37		864	748,667
JPMorgan Mortgage Trust(a)(b):
Series 2016-2, Class A1, 2.70%, 06/25/46		2,184	2,171,044
Series 2017-1, Class A4, 3.50%, 01/25/47		2,994	2,982,094
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 05/25/45(a)(b)		1,781	1,772,893
Lehman XS Trust, Series 2007-20N, Class A1, 3.05%, 12/25/37(a)		17,210	17,072,060
LSTAR Securities Investment Ltd., Series 2017-9, Class A, 3.44%, 12/01/22(a)(b)		4,339	4,339,057
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 3.54%, 11/01/22(a)(b)		8,908	8,844,323
Merrill Lynch Mortgage Investors Trust(a):
Series 2005-A9, Class 2A1E, 3.62%, 12/25/35		1,443	1,408,997
Series 2006-1, Class 2A1, 3.33%, 02/25/36		738	740,625
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(b)		2,318	2,272,143
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 3.47%, 08/26/47(a)(b)(c)		10,022	10,072,393
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(a)(b)		622	615,343
Prime Mortgage Trust(b):
Series 2006-DR1, Class 1A2, 6.00%, 05/25/35		60	56,666
Series 2006-DR1, Class 2A1, 5.50%, 05/25/35		672	485,502
RALI Trust:
Series 2007-QH1, Class A1, 2.06%, 02/25/37(a)		4,576	4,171,508
Series 2007-QS4, Class 3A2, 6.00%, 03/25/37		326	300,750
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 01/25/37		399	274,623
RFMSI Trust, Series 2007-S7, Class A20, 6.00%, 07/25/37		85	80,639
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.84%, 04/25/47(a)		435	346,951

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II Trust(a):
Series 2005-AR3, Class 1A1, 2.44%, 08/25/35	USD	2,649	$2,542,075
Series 2006-AR2, Class A1, 2.13%, 02/25/36		1,852	1,754,150
Series 2006-AR4, Class 3A1, 2.09%, 06/25/36(c)		14,389	12,518,723
Series 2006-AR6, Class 2A1, 2.09%, 07/25/46		19,878	16,922,873
Series 2007-AR4, Class GA4B, 2.08%, 09/25/47		4,630	4,382,773
WaMu Mortgage Pass-Through Trust(a):
Series 2007-OA4, Class 1A, 2.15%, 05/25/47		3,165	3,013,412
Series 2007-OA5, Class 1A, 2.13%, 06/25/47		10,706	10,520,698
Series 2007-OA6, Class 1A, 2.09%, 07/25/47		5,638	5,145,927
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.53%, 10/25/36(e)		1,482	930,530
Series 2006-AR5, Class 1A, 2.36%, 06/25/46(a)		8,568	6,252,755
Series 2007-OA1, Class 2A, 2.10%, 12/25/46(a)		7,749	6,127,653
Series 2007-OA5, Class A1A, 2.22%, 05/25/47(a)		5,208	4,548,097

			666,549,029

Commercial Mortgage-Backed Securities — 5.3%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		19,050	17,131,770
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.02%, 09/15/34(a)(b)		29,015	29,015,972
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29(b)		2,750	2,709,761
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.10%, 04/15/35(a)(b)		4,500	4,500,000
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		636	648,231
Atrium Hotel Portfolio Trust(a)(b):
Series 2017-ATRM, Class D, 3.85%, 12/15/36		11,310	11,310,007
Series 2017-ATRM, Class E, 4.95%, 12/15/36		3,910	3,910,002
Aventura Mall Trust(a)(b):
Series 2013-AVM, Class A, 3.87%, 12/05/32		4,250	4,313,516
Series 2013-AVM, Class E, 3.87%, 12/05/32		5,635	5,614,567
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2013-DSMZ, Class M, 7.59%, 09/15/18		10,000	9,999,900
Series 2013-DSNY, Class E, 4.50%, 09/15/26		560	559,945
Series 2013-DSNY, Class F, 5.40%, 09/15/26		5,744	5,736,152
Series 2015-200P, Class F, 3.72%, 04/14/33		5,991	5,575,029
Series 2016-ISQ, Class E, 3.73%, 08/14/34(c)		23,440	21,037,400
Series 2017-SCH, Class CL, 3.40%, 11/15/32		3,225	3,225,000
Series 2017-SCH, Class DL, 3.90%, 11/15/32		3,965	3,965,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)		966	978,647
Bayview Commercial Asset Trust(a)(b):
Series 2005-2A, Class A1, 2.21%, 08/25/35		5,605	5,320,323
Series 2005-3A, Class A1, 2.22%, 11/25/35		1,351	1,298,642
Series 2006-3A, Class A1, 2.15%, 10/25/36		4,781	4,554,542
Series 2007-1, Class A1, 2.12%, 03/25/37		8,215	7,836,204
Series 2007-3, Class A2, 2.19%, 07/25/37		7,284	6,807,981
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 2.47%, 04/25/36(a)(b)		5,625	5,600,151
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 3.35%, 03/15/37(a)(b)		2,000	1,987,475
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(a)(b)		375	359,383
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(a)(b)		2,672	2,507,301
Bear Stearns Commercial Mortgage Securities Trust(a):
Series 2004-T16, Class G, 5.32%, 02/13/46(b)		2,817	2,833,857
Series 2005-PW10, Class B, 5.79%, 12/11/40		4,000	4,108,002
BENCHMARK Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(b)		3,330	2,735,353

48

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 07/05/33(b)	USD	7,415	$7,432,668
BWAY Mortgage Trust(b):
Series 2013-1515, Class D, 3.63%, 03/10/33		3,600	3,481,235
Series 2013-1515, Class E, 3.72%, 03/10/33		2,000	1,918,802
Series 2013-1515, Class F, 4.06%, 03/10/33(a)		11,155	10,576,073
Series 2015-1740, Class E, 4.81%, 01/10/35(a)		2,000	1,893,024
BXP Trust(a)(b):
Series 2017-CC, Class D, 3.67%, 08/13/37		6,800	6,370,172
Series 2017-CC, Class E, 3.67%, 08/13/37(c)		14,220	12,295,892
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.50%, 10/15/34(a)(b)		2,550	2,571,213
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(a)(b)		3,040	2,997,360
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.28%, 04/15/44(a)(b)		3,027	3,180,374
Series 2016-C4, Class C, 5.04%, 05/10/58(a)		3,330	3,368,493
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)		2,100	2,144,689
CGBAM Commercial Mortgage Trust(b):
Series 2015-SMRT, Class B, 3.21%, 04/10/28		415	410,934
Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)		2,550	2,530,974
Series 2015-SMRT, Class F, 3.91%, 04/10/28(a)		800	790,827
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, 3.60%, 05/15/30(a)(b)		375	375,236
CGDBB Commercial Mortgage Trust(a)(b):
Series 2017-BIOC, Class A, 2.69%, 07/15/32		1,740	1,746,541
Series 2017-BIOC, Class D, 3.50%, 07/15/32		7,220	7,224,515
Series 2017-BIOC, Class E, 4.05%, 07/15/32		10,420	10,420,010
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.06%, 03/10/47(a)		2,278	2,315,904
Series 2015-GC27, Class C, 4.58%, 02/10/48(a)		3,000	2,918,870
Series 2016-C1, Class C, 5.12%, 05/10/49(a)		2,870	2,909,424
Series 2016-GC37, Class AS, 3.57%, 04/10/49		2,640	2,678,928
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		4,176	3,200,732
Series 2016-P3, Class C, 5.00%, 04/15/49(a)		1,271	1,294,551
Series 2016-P6, Class C, 4.43%, 12/10/49(a)		2,400	2,339,976
Series 2016-SMPL, Class D, 3.52%, 09/10/31(b)		1,730	1,698,900
Series 2016-SMPL, Class E, 4.51%, 09/10/31(b)		3,080	3,044,907
CLNS Trust(a)(b):
Series 2017-IKPR, Class A, 2.70%, 06/11/32		1,080	1,081,008
Series 2017-IKPR, Class E, 5.40%, 06/11/32		3,980	4,007,395
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.85%, 06/10/44(a)(b)		3,466	3,523,426
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,433,956
Series 2013-300P, Class D, 4.54%, 08/10/30(a)(b)		3,000	3,022,354
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		956	949,210
Series 2013-SFS, Class A1, 1.87%, 04/12/35(b)		531	510,812
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		4,208	4,252,356
Series 2014-CR15, Class C, 4.91%, 02/10/47(a)		2,050	2,075,741
Series 2014-CR18, Class ASB, 3.45%, 07/15/47		3,000	3,022,116
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,290,478
Series 2014-FL5, Class A, 3.27%, 10/15/31(a)(b)		24	23,557
Series 2014-FL5, Class HFL1, 5.15%, 07/15/31(a)(b)(c)		3,261	3,180,786
Series 2014-FL5, Class HFL2, 6.05%, 07/15/31(a)(b)(c)		1,590	1,590,994
Series 2014-LC15, Class ASB, 3.53%, 04/10/47		3,500	3,532,238
Series 2014-PAT, Class E, 5.05%, 08/13/27(a)(b)		1,000	1,010,875
Series 2014-PAT, Class F, 4.34%, 08/13/27(a)(b)		2,000	1,992,444
Series 2014-PAT, Class G, 3.49%, 08/13/27(a)(b)		1,040	1,025,463
Series 2014-TWC, Class C, 3.75%, 02/13/32(a)(b)		8,000	8,025,071
Series 2014-TWC, Class E, 5.15%, 02/13/32(a)(b)		1,910	1,932,706
Series 2015-CR22, Class C, 4.26%, 03/10/48(a)		1,635	1,587,709
Series 2015-CR23, Class B, 4.18%, 05/10/48(a)		9,520	9,499,027
Series 2015-CR23, Class CMC, 3.81%, 05/10/48(a)(b)		7,688	7,651,233

Security		Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR23, Class CMD, 3.81%, 05/10/48(a)(b)	USD	18,170		$17,963,616
Series 2015-CR23, Class CME, 3.81%, 05/10/48(a)(b)		2,180		2,135,921
Series 2015-CR23, Class D, 4.39%, 05/10/48(a)		4,650		3,789,655
Series 2015-CR23, Class E, 3.23%, 05/10/48(b)		1,470		948,291
Series 2015-CR25, Class C, 4.70%, 08/10/48(a)		1,024		1,007,177
Series 2015-CR25, Class D, 3.95%, 08/10/48(a)		1,929		1,565,756
Series 2015-LC19, Class C, 4.40%, 02/10/48(a)		8,623		8,512,321
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		3,762		3,088,972
Series 2015-LC21, Class C, 4.45%, 07/10/48(a)		6,010		5,789,325
Series 2015-PC1, Class ASB, 3.61%, 07/10/50		1,600		1,611,146
Series 2016-667M, Class D, 3.28%, 10/10/36(a)(b)		3,200		2,950,402
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		3,425		2,753,220
Series 2017-DLTA, Class E, 3.86%, 08/15/35(a)(b)		5,222		5,161,790
Series 2017-DLTA, Class F, 4.48%, 08/15/35(a)(b)		4,204		4,148,760
Core Industrial Trust(b):
Series 2015-CALW, Class G, 3.98%, 02/10/34(a)		6,060		5,743,246
Series 2015-TEXW, Class A, 3.08%, 02/10/34		2,564		2,548,244
Series 2015-TEXW, Class D, 3.98%, 02/10/34(a)		1,500		1,499,797
Series 2015-TEXW, Class E, 3.98%, 02/10/34(a)		3,570		3,504,876
Series 2015-TEXW, Class F, 3.98%, 02/10/34(a)		10,400		9,998,542
Series 2015-WEST, Class E, 4.37%, 02/10/37(a)		6,400		6,241,754
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(a)		1,060		1,085,511
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		3,995		4,038,397
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class ASB, 3.22%, 06/15/57		1,440		1,423,036
Series 2016-C6, Class C, 4.91%, 01/15/49(a)		3,950		4,004,240
CSMC Trust, Series 2017-CHOP, Class E, 5.20%, 07/15/32(a)(b)		7,237		7,280,282
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 09/10/49(a)(b)		8,736		7,225,034
DBUBS Mortgage Trust(a)(b)(c):
Series 2017-BRBK, Class E, 3.65%, 10/10/34		20,429		19,336,762
Series 2017-BRBK, Class F, 3.65%, 10/10/34		3,710		3,345,016
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		2,711		2,848,186
GAHR Commercial Mortgage Trust(b):
Series 2015-NRF, Class AFX, 3.23%, 12/15/34		2,195		2,196,707
Series 2015-NRF, Class EFX, 3.49%, 12/15/34(a)		7,373		7,292,905
Series 2015-NRF, Class FFX, 3.49%, 12/15/34(a)		3,432		3,367,970
GRACE Mortgage Trust(b):
Series 2014-GRCE, Class A, 3.37%, 06/10/28		5,200		5,225,107
Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)		21,685		21,191,573
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class J, 5.86%, 05/03/32(b)		1,500		1,670,297
Series 2013-GC10, Class AAB, 2.56%, 02/10/46		1,902		1,878,744
Series 2013-KING, Class C, 3.55%, 12/10/27(a)(b)		5,600		5,574,525
Series 2013-KING, Class D, 3.55%, 12/10/27(a)(b)		3,750		3,713,446
Series 2013-KING, Class E, 3.55%, 12/10/27(a)(b)		11,600		11,385,023
Series 2015-GC30, Class A2, 2.73%, 05/10/50		2,000		1,982,209
GS Mortgage Securities Corp. Trust(a)(b):
Series 2016-RENT, Class C, 4.20%, 02/10/29		2,550		2,567,747
Series 2017-500K, Class D, 3.20%, 07/15/32		1,130		1,131,767
Series 2017-500K, Class E, 3.40%, 07/15/32		1,550		1,553,396
Series 2017-500K, Class F, 3.70%, 07/15/32		1,060		1,062,988
Series 2017-500K, Class G, 4.40%, 07/15/32		580		581,997
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45		—	(d)	—
Series 2013-GC12, Class AAB, 2.68%, 06/10/46		3,340		3,310,926
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700		2,747,713
Series 2014-GC20, Class AAB, 3.66%, 04/10/47		3,395		3,435,122

49

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-GC22, Class D, 4.80%, 06/10/47(a)(b)	USD	2,145	$1,813,690
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		4,490	4,548,092
Series 2015-GC32, Class C, 4.56%, 07/10/48(a)		2,085	2,054,177
Series 2015-GC32, Class D, 3.35%, 07/10/48		10,120	8,158,594
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		2,749	2,253,071
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,260	1,000,746
Hilton Orlando Trust, Series 2018-ORL, Class E, 4.55%, 12/15/34(a)(b)		4,340	4,361,710
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.75%, 05/08/30(a)(b)		790	791,234
JPMBB Commercial Mortgage Securities Trust(a):
Series 2013-C14, Class ASB, 3.76%, 08/15/46		3,950	4,009,142
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)		1,898	1,768,158
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(a)(b)		7,320	6,972,610
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.73%, 03/15/50(a)(b)		2,170	2,030,030
JPMorgan Chase Commercial Mortgage Securities:
Series 2003-PM1A, Class G, 6.34%, 08/12/40(a)(b)(c)		3,830	3,883,319
Series 2009-IWST, Class A2, 5.63%, 12/05/27(b)		4,318	4,484,104
Series 2012-C6, Class A3, 3.51%, 05/15/45		2,459	2,472,240
Series 2012-CBX, Class A4, 3.48%, 06/15/45		6,150	6,178,001
Series 2012-HSBC, Class A, 3.09%, 07/05/32(b)		2,678	2,658,548
Series 2013-LC11, Class ASB, 2.55%, 04/15/46		3,644	3,597,081
Series 2014-CBM, Class E, 5.75%, 10/15/29(a)(b)		4,700	4,699,995
Series 2015-JP1, Class D, 4.40%, 01/15/49(a)		5,750	5,354,834
Series 2015-JP1, Class E, 4.40%, 01/15/49(a)(b)		1,560	1,351,876
Series 2015-UES, Class D, 3.74%, 09/05/32(a)(b)		2,630	2,617,039
Series 2015-UES, Class E, 3.74%, 09/05/32(a)(b)		3,750	3,689,761
Series 2017-MAUI, Class D, 3.85%, 07/15/34(a)(b)		1,480	1,485,092
Series 2017-MAUI, Class E, 4.85%, 07/15/34(a)(b)		7,780	7,809,209
Series 2017-MAUI, Class F, 5.65%, 07/15/34(a)(b)		2,100	2,110,513
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 07/15/40(a)		375	374,780
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31(a)(b)		2,500	2,389,491
Lone Star Portfolio Trust(a)(b):
Series 2015-LSP, Class D, 5.90%, 09/15/28		2,450	2,467,331
Series 2015-LSP, Class E, 7.50%, 09/15/28		12,170	12,272,706
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50(a)(b)		3,375	2,968,761
MAD Mortgage Trust(a)(b):
Series 2017-330M, Class D, 4.11%, 08/15/34		3,305	3,223,154
Series 2017-330M, Class E, 4.17%, 08/15/34		7,050	6,687,418
Madison Avenue Trust, Series 2013-650M, Class D, 4.17%, 10/12/32(a)(b)		6,670	6,669,388
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38(a)		1,459	1,419,432
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,171,268
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,016,354
Series 2015-C23, Class A2, 2.98%, 07/15/50		4,500	4,491,411
Series 2015-C23, Class D, 4.27%, 07/15/50(a)(b)		2,800	2,437,448
Series 2015-C25, Class D, 3.07%, 10/15/48		10,847	8,920,416
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		3,612	2,880,911
Series 2017-C33, Class C, 4.56%, 05/15/50(a)		3,161	3,156,999
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		1,570	1,234,083
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.37%, 10/15/42(a)		2,670	2,774,035
Series 2014-CPT, Class E, 3.56%, 07/13/29(a)(b)		950	929,591
Series 2014-CPT, Class F, 3.56%, 07/13/29(a)(b)		11,250	10,965,866
Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(b)		3,392	3,265,381

Security		Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-MP, Class A, 3.47%, 08/11/33(b)	USD	1,500		$1,499,390
Series 2015-MS1, Class D, 4.16%, 05/15/48(a)(b)		7,725		6,546,779
Series 2015-XLF2, Class AFSB, 4.65%, 08/15/26(a)(b)		3,000		3,000,000
Series 2017-CLS, Class F, 4.50%, 11/15/34(a)(b)		7,904		7,928,831
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		7,130		5,470,920
Series 2017-PRME, Class D, 5.30%, 02/15/34(a)(b)		2,520		2,519,977
Morgan Stanley Capital I, Inc.(a)(b):
Series 2017-JWDR, Class D, 3.85%, 11/15/34		2,290		2,300,070
Series 2017-JWDR, Class E, 4.95%, 11/15/34		3,350		3,369,995
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		10,640		10,006,851
RAIT Trust(a)(b):
Series 2017-FL7, Class A, 2.85%, 06/15/37		952		952,641
Series 2017-FL7, Class C, 4.40%, 06/15/37		990		989,997
Resource Capital Corp. Ltd.(a)(b):
Series 2015-CRE4, Class B, 4.90%, 08/15/32		3,478		3,443,455
Series 2017-CRE5, Class B, 3.90%, 07/15/34		2,086		2,086,295
RSO Repo SPE Trust, 5.25%, 09/15/20(a)(c)		9,483		9,483,183
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 8.23%, 09/25/44(a)(b)(c)		3,309		3,441,360
VNDO Mortgage Trust(b):
Series 2012-6AVE, Class E, 3.45%, 11/15/30(a)		3,000		2,860,680
Series 2013-PENN, Class A, 3.81%, 12/13/29		4,575		4,625,601
Series 2013-PENN, Class D, 4.08%, 12/13/29(a)		5,060		5,048,975
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.21%, 02/15/51(a)		1,298		1,330,736
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.25%, 06/15/29(a)(b)		410		410,274
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 02/15/48(b)		3,750		2,989,356
Series 2015-NXS3, Class B, 4.64%, 09/15/57(a)		1,600		1,610,976
Series 2015-NXS4, Class D, 3.75%, 12/15/48(a)		2,090		1,817,466
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,093		841,571
Series 2016-C34, Class C, 5.20%, 06/15/49(a)		1,980		2,011,549
Series 2016-C37, Class C, 4.64%, 12/15/49(a)		4,000		3,979,082
Series 2016-LC25, Class C, 4.58%, 12/15/59(a)		8,320		7,932,924
Series 2016-NXS5, Class D, 5.04%, 01/15/59(a)		2,750		2,639,280
Series 2016-NXS6, Class C, 4.45%, 11/15/49(a)		4,783		4,695,702
Series 2017-C39, Class C, 4.12%, 09/15/50		1,690		1,621,735
Series 2017-C39, Class D, 4.50%, 09/15/50(a)(b)		1,690		1,537,619
Series 2018-BXI, Class E, 4.05%, 12/15/36(a)(b)		1,510		1,505,699
WFCM_18-C44:
Series 2018-C44, Class C, 1.00%, 05/14/51(a)		1,570		1,562,222
Series 2018-C44, Class D, 3.00%, 05/14/51(b)		2,150		1,665,986
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 04/15/45		4,390		4,412,270
Series 2013-C12, Class ASB, 2.84%, 03/15/48		4,931		4,904,429
Series 2014-C20, Class ASB, 3.64%, 05/15/47		1,550		1,567,652
Series 2014-C22, Class C, 3.91%, 09/15/57(a)		1,300		1,229,529

				879,661,876
Interest Only Commercial Mortgage-Backed Securities — 0.4%(a)
BBCMS Trust(b):
Series 2015-SRCH, Class XA, 1.12%, 08/10/35		78,000		5,326,620
Series 2015-SRCH, Class XB, 0.30%, 08/10/35		35,000		583,800
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.91%, 05/10/58		18,415		1,847,109
Series 2016-C6, Class XA, 1.34%, 11/10/49		65,380		4,873,761
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.35%, 03/10/47		18,349		888,870
Series 2016-P3, Class XA, 1.87%, 04/15/49		20,477		1,960,257
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.92%, 02/10/47		—	(d)	—

50

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.34%, 02/10/47	USD	47,710	$1,660,225
Series 2014-UBS5, Class XB2, 0.84%, 09/10/47(b)		12,675	535,012
Series 2015-CR25, Class XA, 1.09%, 08/10/48		65,476	3,367,073
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.19%, 11/15/48		17,358	904,160
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27(b)		36,489	358,301
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.17%, 04/10/47		991	44,953
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.06%, 09/15/47		14,033	604,066
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		40,477	2,041,660
JPMorgan Chase Commercial Mortgage Securities:
Series 2016-JP4, Class XA, 0.95%, 12/15/49(c)		24,379	1,062,766
Series 2016-WPT, Class XCP, 1.20%, 10/15/18(b)		97,333	531,438
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 03/10/50(b)		52,544	2,663,929
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.49%, 04/15/47(b)		80,982	1,582,728
Series 2015-C22, Class XA, 1.27%, 04/15/48		28,353	1,522,361
Series 2015-C26, Class XA, 1.25%, 10/15/48		43,171	2,544,724
Series 2015-C26, Class XD, 1.50%, 10/15/48(b)		12,675	1,074,587
Series 2016-C28, Class XA, 1.43%, 01/15/49		19,740	1,388,527
Series 2016-C31, Class XA, 1.59%, 11/15/49		51,215	4,398,649
Series 2016-C32, Class XA, 0.91%, 12/15/49		32,652	1,588,609
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.24%, 11/15/49		52,199	3,375,628
Series 2016-UBS9, Class XD, 1.69%, 03/15/49(b)(c)		13,600	1,327,632
Natixis Commercial Mortgage Securities Trust(b):
Series 2017-75B, Class XA, 0.34%, 04/09/37		40,610	754,806
Series 2017-75B, Class XB, 0.11%, 04/09/37		27,000	128,887
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/29(b)		121,745	551,505
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)		11,784	946,491
Series 2016-C33, Class XA, 1.96%, 03/15/59		36,401	3,449,491
Series 2016-LC25, Class XA, 1.23%, 12/15/59		69,530	4,140,904
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.92%, 06/15/46		38,849	1,166,883
Series 2014-C20, Class XB, 0.75%, 05/15/47		57,079	1,838,608
Series 2014-LC14, Class XA, 1.46%, 03/15/47		61,309	2,834,699

			63,869,719
Total Non-Agency Mortgage-Backed Securities — 9.8% (Cost: $1,570,695,700)			1,610,080,624

	Shares
Participation Notes — 0.1%

Capital Markets — 0.1%
Deutsche Bank AG/London (Deutsche Bank AG, Class ), due 11/29/2024 – 02/01/2028(f)	3,067,500	$18,555,084

		18,555,084

Total Participation Notes — 0.1% (Cost: $21,545,402)		18,555,084

Security		Par (000)	Value
Preferred Securities — 4.0%

Capital Trusts — 3.3%(h)

Banks — 1.6%(a)(h)
Bank of America Corp.
Series X, 6.25%	USD	36,885	$38,452,612
Series AA, 6.10%		2,000	2,072,500
Series FF, 5.87%		18,200	18,163,600
Citigroup, Inc.
Series N, 5.80%		3,000	3,093,750
5.90%		6,839	6,988,603
Series M, 6.30%		8,600	8,791,350
Series P, 5.95%		23,541	23,835,263
Citizens Financial Group, Inc., 5.50%		5,500	5,637,500
Fifth Third Bancorp, Series J, 4.90%		14,175	14,245,875
JPMorgan Chase & Co.
Series V, 5.00%		3,000	3,042,000
Series Q, 5.15%		13,796	13,658,040
Series R, 6.00%		10,000	10,171,800
Series X, 6.10%		3,000	3,108,750
Lloyds Banking Group plc, 6.66%(b)		3,000	3,247,500
M&T Bank Corp., Series F, 5.13%		14,800	14,734,880
SunTrust Banks, Inc.
Series G, 5.05%		30,245	29,830,643
Series H, 5.13%		16,825	16,109,938
Wells Fargo & Co.
Series S, 5.90%		25,859	26,311,533
Series U, 5.88%		2,000	2,070,000

			243,566,137
Capital Markets — 0.7%(a)
Bank of New York Mellon Corp. (The), Series F, 4.62%		29,850	28,730,625
Goldman Sachs Group, Inc. (The)
Series M, 5.38%		12,395	12,673,888
Series P, 5.00%		47,460	45,591,974
Series O, 5.30%		4,315	4,271,850
Morgan Stanley, Series H, 5.45%		2,000	2,032,500
Northern Trust Corp., Series D, 4.60%		17,700	17,257,500

			110,558,337
Consumer Finance — 0.3%(a)
Capital One Financial Corp., Series E, 5.55%		1,198	1,233,940
Discover Financial Services, Series C, 5.50%		24,300	23,814,000
General Motors Financial Co., Inc., Series A, 5.75%		39,825	39,267,450

			64,315,390
Insurance — 0.1%(a)
Progressive Corp. (The), Series B, 5.37%		9,110	9,144,163
XLIT Ltd., Series E, 4.81%		18,160	18,137,300

			27,281,463
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)		146	150,015

Oil, Gas & Consumable Fuels — 0.6%(a)
Andeavor Logistics LP, Series A, 6.87%		47,097	47,874,100
EnLink Midstream Partners LP, Series C, 6.00%		9,900	9,281,250
Plains All American Pipeline LP, Series B, 6.13%		33,500	32,578,750

			89,734,100
Total Capital Trusts — 3.3% (Cost: $539,623,732)			535,605,442

51

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.7%

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference), 4.75%	24,664	$2,381,272

Banks — 0.1%(a)
GMAC Capital Trust I, Series 2, 7.62%	182,724	4,858,631
KeyCorp, Series E, 6.13%(h)	375,000	10,173,750

		15,032,381
Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85%(a)(h)	1,995,000	51,171,750

Consumer Finance — 0.1%
SLM Corp., Series B, 3.82%(a)(h)	122,000	8,662,000

Electric Utilities — 0.0%
Entergy Arkansas, Inc.:
4.90%, 12/01/52(f)	102,000	2,454,120
4.88%, 09/01/66	93,168	2,255,597
Entergy Louisiana LLC, 4.88%	32,274	782,322
Entergy Mississippi, Inc., 4.90%	94,932	2,291,658
Entergy Texas, Inc., 5.63%	146,739	3,719,834

		11,503,531
Equity Real Estate Investment Trusts (REITs) — 0.0%(b)(f)(h)
Firstar Realty LLC, 8.88%	5,000	5,900,000
Suntrust Real Estate Investment Corp., 9.00%(c)	15	1,684,381

		7,584,381
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference), 1.36%	13,580	27,018,866

Total Preferred Stocks — 0.7% (Cost: $115,997,965)		123,354,181

Total Preferred Securities — 4.0% (Cost: $655,621,697)		658,959,623

		Par (000)
U.S. Government Sponsored Agency Securities — 0.6%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.:
Series 4482, Class DH, 3.00%, 06/15/42	USD	1,029	1,028,269
Series 4459, Class BN, 3.00%, 08/15/43		1,837	1,802,737
Series 4493, Class PA, 3.00%, 02/15/44		1,387	1,379,412
Series 4274, Class PN, 3.50%, 10/15/35		974	986,144
Series 4390, Class CA, 3.50%, 06/15/50		1,095	1,102,386
Series 4494, Class KA, 3.75%, 10/15/42		1,688	1,720,912
Federal National Mortgage Association:
Series 2013-133, 3.00%, 05/25/36		568	566,180
Series 2016-76, Class ME, 3.00%, 01/25/46		5,095	5,002,578
Series 2016-49, Class DA, 3.50%, 10/25/42		876	879,584
Government National Mortgage Association, Series 2013-131, Class PA, 3.50%, 06/16/42		2,831	2,863,595

			17,331,797
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,279,535
Series KIR2, Class A1, 2.75%, 03/25/27		3,659	3,585,274
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2013-KF02, Class B, (LIBOR USD 1 Month + 3.00%), 4.88%, 12/25/45(b)(i)		328	328,075

			5,192,884

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%(a)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes
Series K714, Class X1, 0.81%, 10/25/20	USD	55,977	757,483
Series KW01, Class X1, 1.12%, 01/25/26		5,427	323,980
Series K055, Class X1, 1.50%, 03/25/26		22,643	1,996,288
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.30%, 01/25/22		2,459	105,160

			3,182,911
Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27 - 08/01/32		9,081	8,864,037
3.50%, 07/01/32 - 06/01/35		5,285	5,349,020
4.00%, 07/01/26 - 03/01/29		3,355	3,497,411
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%, 7.94% Cap), 2.93%, 11/01/45(i)		3,704	3,686,271
Federal National Mortgage Association:
2.50%, 12/01/27 - 12/01/32		29,377	28,650,807
3.00%, 09/01/28 - 09/01/32		19,353	19,236,260
3.50%, 06/01/32		1,697	1,720,781
4.00%, 05/01/27		1,347	1,382,495
4.50%, 04/01/24 - 11/01/26		940	973,344

			73,360,426
Total U.S. Government Sponsored Agency Securities — 0.6% (Cost: $102,095,084)			99,068,018

Total Long-Term Investments — 97.2% (Cost: $15,750,617,461)			15,988,105,601

	Shares
Short-Term Securities — 10.7%(o)

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(q)	1,184,233,560	1,184,233,560
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.52%	30,746,952	30,746,952
SL Liquidity Series LLC, Money Market Series, 1.99%(p)(q)	542,018,478	542,018,478

Total Short-Term Securities — 10.7% (Cost: $1,756,960,364)		1,756,998,990

Total Investments — 107.9% (Cost: $17,507,577,825)		17,745,104,591

Liabilities in Excess of Other Assets — (7.9)%		(1,298,327,215)

Net Assets — 100.0%		$16,446,777,376

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Amount is less than $500.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.

52

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Zero-coupon bond.
(o)	Annualized 7-day yield as of period end.
(p)	Security was purchased with the cash collateral from loaned securities.
(q)	During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund, as applicable, were as follows:

Affiliates	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 04/30/18	Value at 04/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	554,118,392	630,115,168	(b)	—	1,184,233,560	$1,184,233,560	$3,679,382		$1,681	$—
SL Liquidity Series LLC, Money Market Series	273,826,979	268,191,499	(b)	—	542,018,478	542,018,478	2,571,719	(c)	(47,635)	14,346
iShares iBoxx $ High Yield Corporate Bond ETF	6,244,352	965,870		(2,225,798)	4,984,424	427,165,137	15,360,972		(3,645,044)	(14,556,736)

						$2,153,417,175	$21,612,073		$(3,690,998)	$(14,542,390)

(a)	Includes net capital gain distributions.
(b)	Represents net shares purchased.
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	176	06/15/18	$10,139	$(485,818)
STOXX 600 Banks Index	10	06/15/18	106	(230)
U.S. Treasury 10 Year Note	1,706	06/20/18	204,080	211,032
U.S. Treasury 2 Year Note	9,910	06/29/18	2,101,385	(4,471,954)
U.S. Treasury 5 Year Note	8,333	06/29/18	945,861	(4,474,392)
90-Day Eurodollar	350	12/17/18	85,186	(127,316)

				(9,348,678)

Short Contracts
Euro-Bobl	21	06/07/18	3,322	(11,271)
Euro-Bund	43	06/07/18	8,243	(88,286)
Euro-Schatz	23	06/07/18	3,108	(1,556)
EURO STOXX 50 Index	457	06/15/18	19,172	(759,212)
S&P 500 E-Mini Index	1,313	06/15/18	173,776	1,411,402
EUR Currency	4,345	06/18/18	658,430	15,079,014
JPY Currency	516	06/18/18	59,198	1,918,278
U.S. Treasury 10 Year Ultra Note	1,154	06/20/18	147,586	502,978
U.S. Treasury Long Bond	774	06/20/18	111,335	(940,132)
U.S. Treasury Ultra Bond	510	06/20/18	80,134	(1,491,393)
Long Gilt	6	06/27/18	1,010	(6,561)
90-Day Eurodollar	350	12/16/19	84,901	143,934

				15,757,195

				$6,408,517

53

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,155,356	BRL	7,480,035	JP Morgan Chase Bank NA	05/02/18	$20,155
USD	479,094	CHF	473,616	Bank of America NA	05/02/18	1,177
USD	379,130	EUR	307,000	UBS AG	05/02/18	8,397
USD	17,935	IDR	249,197,049	JP Morgan Chase Bank NA	05/02/18	24
USD	68,320	IDR	949,784,918	Nomura International plc	05/02/18	51
USD	115,854	SEK	1,005,984	JP Morgan Chase Bank NA	05/02/18	971
USD	599	ZAR	7,113	JP Morgan Chase Bank NA	05/04/18	28
USD	6,837,446	CNY	42,982,921	Barclays Bank plc	05/15/18	45,437
USD	4,288,716	EUR	3,471,814	Morgan Stanley & Co. International plc	05/15/18	92,144
USD	1,485,128	EUR	1,194,071	Citibank NA	05/16/18	41,677
ARS	74,725,000	USD	3,500,000	JP Morgan Chase Bank NA	05/21/18	71,610
USD	306,474,878	EUR	248,200,000	Bank of New York	05/23/18	6,275,035
USD	739,389	EUR	600,000	JP Morgan Chase Bank NA	05/23/18	13,685
USD	34,938,370	GBP	24,820,000	Bank of America NA	05/23/18	734,382
USD	2,692,987	IDR	37,289,792,400	JP Morgan Chase Bank NA	05/25/18	21,099
USD	251,833	EUR	208,000	UBS AG	06/04/18	18
USD	572	ZAR	7,113	Citibank NA	08/03/18	8

						7,325,898

USD	282,885	QAR	1,037,085	JP Morgan Chase Bank NA	05/01/18	(1,950)
CHF	115,192	USD	116,552	JP Morgan Chase Bank NA	05/02/18	(313)
EUR	395,983	USD	479,386	Bank of America NA	05/02/18	(1,198)
SGD	2,732,136	USD	2,063,079	HSBC Bank plc	05/02/18	(2,645)
USD	906,730	QAR	3,321,921	JP Morgan Chase Bank NA	05/03/18	(5,631)
ZAR	7,113	USD	579	Citibank NA	05/04/18	(8)
CNY	4,294,699	USD	685,436	HSBC Bank plc	05/15/18	(6,802)
EUR	1,130,000	USD	1,387,078	Goldman Sachs International	05/23/18	(20,335)
EUR	770,000	USD	939,644	JP Morgan Chase Bank NA	05/23/18	(8,323)
IDR	920,000,000	USD	65,879	Barclays Bank plc	06/08/18	(72)
USD	2,224,666	IDR	31,178,687,325	UBS AG	06/08/18	(5,515)

						(52,792)

Net Unrealized Appreciation						$7,273,106

54

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B+	USD	30,000		$2,249,950	$2,101,199	$148,751
ITRAXX.EUROPE.CROSSOVER.29.V1	5.00	Quarterly	06/20/23	B+	EUR	2,650		359,508	342,687	16,821

								$2,609,458	$2,443,886	$165,572

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	10,000	$(202,174)	$(13,815)	$(188,359)
Standard Chartered Bank	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	840	(23,489)	11,654	(35,143)
Century Link, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/22	USD	1,615	156,689	203,545	(46,856)
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank plc	06/20/23	USD	1,199	380,307	412,175	(31,868)
Kingdom of Bahrain	1.00	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	325	27,036	22,802	4,234
Republic of Indonesia	1.00	Quarterly	Citibank NA	06/20/23	USD	5,340	6,985	2,474	4,511

							$345,354	$638,835	$(293,481)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	260		$40,985	$42,450	$(1,465)
Saipem Finance International BV	5.00	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	300		54,014	18,146	35,868
Casino Guichard Perrachon SA	1.00	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	EUR	300		(24,299)	(12,161)	(12,138)
Fiat Chrysler Automobilies NV	5.00	Quarterly	Citibank NA	12/20/22	BB+	EUR	200		42,273	40,263	2,010
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	300		47,685	56,472	(8,787)
Telecom Italia SpA	1.00	Quarterly	Citibank NA	12/20/22	BB+	EUR	330		(2,337)	(6,381)	4,044
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	700		(4,812)	(6,032)	1,220
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	200		25,057	20,663	4,394
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	75		9,450	9,229	221
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	350		43,850	38,321	5,529
CMBX.NA.9.A	2.00	Monthly	Credit Suisse International	09/17/58	NR	USD	3,750		(108,165)	(115,561)	7,396
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	3,750		(418,188)	(386,431)	(31,757)

									$(294,487)	$(301,022)	$6,535

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Termination	Notional		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Amount (000)	Value	(Received)	(Depreciation)
3 month LIBOR	Quarterly	2.4%	Semi Annual	12/31/19	USD 49,035	$(228,196)	$—	$(228,196)

The following reference rates, and their values as of period end, are used for security descriptions

Reference index	Reference rate
3 month LIBOR	London Interbank Offered Rate	2.35%

55

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
QAR	Qatari Riyal
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipts
OTC	Over-the-counter
PIK	Pay-In-Kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

56

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,490,657,352	$98,842,789	$1,589,500,141
Common Stocks:
Aerospace & Defense	14,570,248	—	—	14,570,248
Air Freight & Logistics	10,547,752	32,415,272	—	42,963,024
Airlines	—	8,670,692	—	8,670,692
Auto Components	1,016,236	2,770,102	—	3,786,338
Automobiles	—	37,687,498	—	37,687,498
Banks	74,289,798	130,152,820	—	204,442,618
Beverages	35,110,293	26,100,878	—	61,211,171
Biotechnology	11,393,286	—	—	11,393,286
Capital Markets	1,431,663	17,513,522	—	18,945,185
Chemicals	2,186,696	27,077,583	—	29,264,279
Commercial Services & Supplies	5,616,570	8,300,694	—	13,917,264
Communications Equipment	17,075,653	19,555,028	—	36,630,681
Construction & Engineering	—	48,483,229	—	48,483,229
Construction Materials	—	10,779,038	—	10,779,038
Containers & Packaging	9,522,977	21,629,346	—	31,152,323
Distributors	13,180,700	7,816,418	—	20,997,118
Diversified Financial Services	—	91,207	—	91,207
Diversified Telecommunication Services	34,663,189	45,490,299	—	80,153,488
Electric Utilities	12,520,955	73,468,844	—	85,989,799
Electrical Equipment	1,202,581	—	—	1,202,581
Electronic Equipment, Instruments & Components	12,134,967	6,527,200	—	18,662,167
Equity Real Estate Investment Trusts (REITs)	161,964,741	119,100,479	—	281,065,220
Food & Staples Retailing	9,699,498	13,168,048	—	22,867,546
Food Products	1,531,288	20,064,808	—	21,596,096
Gas Utilities	215,626	5,304,888	—	5,520,514
Health Care Equipment & Supplies	12,987,945	5,871,693	—	18,859,638
Health Care Providers & Services	7,587,947	13,101,472	—	20,689,419
Hotels, Restaurants & Leisure	20,884,055	2,442,777	—	23,326,832
Household Durables	12,554,778	6,061,734	—	18,616,512
Household Products	18,803,047	2,618,852	—	21,421,899
Independent Power and Renewable Electricity Producers	36,153	8,966,652	—	9,002,805

57

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Industrial Conglomerates	$6,673,089	$4,107,684	$—	$10,780,773
Insurance	13,676,911	202,849,966	—	216,526,877
Internet & Direct Marketing Retail	6,547,990	—	—	6,547,990
Internet Software & Services	9,497,184	4,218,179	—	13,715,363
IT Services	2,008,698	2,890,377	—	4,899,075
Life Sciences Tools & Services	5,209,632	—	—	5,209,632
Machinery	5,659,456	45,892,747	—	51,552,203
Media	4,147,576	13,317,736	—	17,465,312
Metals & Mining	—	18,646,830	—	18,646,830
Multiline Retail	9,241,909	—	—	9,241,909
Multi-Utilities	1,327,069	15,318,415	—	16,645,484
Oil, Gas & Consumable Fuels	610,125,300	81,160,247	—	691,285,547
Paper & Forest Products	—	11,315,248	—	11,315,248
Personal Products	—	31,269,473	—	31,269,473
Pharmaceuticals	71,551,623	137,528,955	—	209,080,578
Professional Services	—	7,217,803	—	7,217,803
Real Estate Management & Development	15,378,361	50,293,230	—	65,671,591
Semiconductors & Semiconductor Equipment	23,090,765	49,395,200	—	72,485,965
Software	15,758,954	—	—	15,758,954
Specialty Retail	7,079,244	28,427,007	—	35,506,251
Technology Hardware, Storage & Peripherals	—	7,141,362	—	7,141,362
Textiles, Apparel & Luxury Goods	1,656,586	7,717,909	—	9,374,495
Thrifts & Mortgage Finance	—	8,147,921	—	8,147,921
Tobacco	39,753,188	72,200,587	—	111,953,775
Trading Companies & Distributors	—	1,260,578	—	1,260,578
Transportation Infrastructure	12,739,017	27,154,774	—	39,893,791
Water Utilities	—	340,569	—	340,569
Wireless Telecommunication Services	33,583,967	16,758,338	—	50,342,305
Corporate Bonds(a)	—	5,002,069,230	—	5,002,069,230
Equity-Linked Notes(a)	—	2,002,018,894	—	2,002,018,894
Floating Rate Loan Interests:
Aerospace & Defense	—	6,839,388	486,213	7,325,601
Airlines	—	45,432	—	45,432
Auto Components	—	—	1,117,666	1,117,666
Automobiles	—	1,444,887	123,753	1,568,640
Building Products	—	4,925,559	—	4,925,559
Capital Markets	—	6,575,671	—	6,575,671
Chemicals	—	22,325,613	—	22,325,613
Commercial Services & Supplies	—	32,927,158	—	32,927,158
Communications Equipment	—	3,436,632	—	3,436,632
Construction & Engineering	—	2,642,778	—	2,642,778
Construction Materials	—	3,891,815	21,419,965	25,311,780
Containers & Packaging	—	17,121,959	—	17,121,959
Distributors	—	3,678,242	—	3,678,242
Diversified Consumer Services	—	26,862,130	2,672,118	29,534,248
Diversified Financial Services	—	14,703,877	24,912,500	39,616,377
Diversified Telecommunication Services	—	46,921,288	—	46,921,288
Electric Utilities	—	2,627,781	—	2,627,781
Electrical Equipment	—	7,077,660	3,088,155	10,165,815
Energy Equipment & Services	—	5,547,254	—	5,547,254
Equity Real Estate Investment Trusts (REITs)	—	3,219,931	—	3,219,931
Food & Staples Retailing	—	8,599,399	—	8,599,399
Food Products	—	26,700,697	854,250	27,554,947
Health Care Equipment & Supplies	—	13,640,412	—	13,640,412
Health Care Providers & Services	—	30,369,481	4,114,011	34,483,492
Health Care Technology	—	10,602,157	—	10,602,157
Hotels, Restaurants & Leisure	—	42,639,379	41,465,000	84,104,379
Household Durables	—	4,968,091	—	4,968,091
Household Products	—	7,091,593	—	7,091,593
Independent Power and Renewable Electricity Producers	—	5,870,068	—	5,870,068
Industrial Conglomerates	—	20,427,932	—	20,427,932
Insurance	—	26,150,337	—	26,150,337
Internet Software & Services	—	6,373,582	877,975	7,251,557
IT Services	—	77,849,711	708,525	78,558,236
Life Sciences Tools & Services	—	1,921,022	—	1,921,022

58

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Machinery	$—	$12,591,294	$—	$12,591,294
Media	—	69,954,296	2,090,550	72,044,846
Mortgage Real Estate Investment Trusts (REITs)	—	11,318,975	9,690,146	21,009,121
Multiline Retail	—	9,014,088	—	9,014,088
Multi-Utilities	—	2,272,161	—	2,272,161
Oil, Gas & Consumable Fuels	—	18,908,713	3,830,201	22,738,914
Paper & Forest Products	—	1,820,469	—	1,820,469
Personal Products	—	7,675,319	—	7,675,319
Pharmaceuticals	—	31,394,013	2,676,215	34,070,228
Professional Services	—	2,822,875	—	2,822,875
Real Estate Management & Development	—	55,275,035	31,940,000	87,215,035
Road & Rail	—	2,898,566	—	2,898,566
Semiconductors & Semiconductor Equipment	—	3,206,332	994,563	4,200,895
Software	—	38,183,196	—	38,183,196
Specialty Retail	—	10,851,766	—	10,851,766
Technology Hardware, Storage & Peripherals	—	5,311,898	—	5,311,898
Trading Companies & Distributors	—	7,022,917	—	7,022,917
Transportation Infrastructure	—	2,525,413	979,337	3,504,750
Water Utilities	—	516,268	—	516,268
Wireless Telecommunication Services	—	5,241,386	—	5,241,386
Foreign Agency Obligations(a)	—	100,215,153	—	100,215,153
Foreign Government Obligations(a)	—	460,043,889	—	460,043,889
Investment Companies	535,492,537	—	—	535,492,537
Non-Agency Mortgage-Backed Securities	—	1,495,342,840	114,737,784	1,610,080,624
Participation Notes	—	18,555,084	—	18,555,084
Preferred Securities:
Automobiles	—	2,381,272	—	2,381,272
Banks	15,032,381	243,566,137	—	258,598,518
Capital Markets	51,171,750	110,558,337	—	161,730,087
Consumer Finance	8,662,000	64,315,390	—	72,977,390
Electric Utilities	11,503,531	—	—	11,503,531
Equity Real Estate Investment Trusts (REITs)	—	5,900,000	1,684,381	7,584,381
Insurance	—	27,281,463	—	27,281,463
Media	—	150,015	—	150,015
Oil, Gas & Consumable Fuels	—	89,734,100	—	89,734,100
Technology Hardware, Storage & Peripherals	—	27,018,866	—	27,018,866
U.S. Government Sponsored Agency Securities	—	99,068,018	—	99,068,018
Short-Term Securities	1,214,980,512	—	—	1,214,980,512
Unfunded Floating Rate Loan Interests(b)	—	3,817	—	3,817
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	—	(96)	(96)

Subtotal	$3,234,277,872	$13,599,505,961	$369,306,001	$17,203,089,834

Investments valued at NAV(c)				$542,018,478
Total Investments				$17,745,108,312

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$234,999	$—	$234,999
Equity contracts	1,411,402	—	—	1,411,402
Foreign currency exchange contracts	16,997,292	7,325,898	—	24,323,190
Interest rate contracts	857,944	—	—	857,944
Liabilities:
Credit contracts	—	(356,373)	—	(356,373)
Equity contracts	(1,245,260)	—	—	(1,245,260)
Foreign currency exchange contracts	—	(52,792)	—	(52,792)
Interest rate contracts	(11,612,861)	(228,196)	—	(11,841,057)

Total	$6,408,517	$6,923,536	$—	$13,332,053

(a)	See above Schedule of Investments for values in each industry or country.

(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(c)	As of April 30, 2018 certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(d)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

59

Schedule of Investments (unaudited) (continued) April 30, 2018	Blackrock Multi Asset Income Portfolio

During the period ended April 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Equity-Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of July 31, 2017	$21,687,046	$60,971,593	$136,082,542	$55,647,570	$1,740,661	$—	$8,741,093	$284,870,505
Transfers into Level 3	24,207,855	—	5,146,031	32,383,406	—	—	—	61,737,292
Transfers out of Level 3	(15,037,046)	—	(6,756,128)	(12,015,521)	—	—	(8,741,093)	(42,549,788)
Accrued discounts/premiums	2,039	—	15,315	52,825	—	—	—	70,179
Net realized gain (loss)	269,130	878,249	513,719	3,986,372	—	—	—	5,647,470
Net change in unrealized appreciation (depreciation)(a)	646,429	271,714	64,752	(4,346,289)	(56,280)	(96)	—	(3,419,770)
Purchases	73,564,575	—	106,556,398	52,656,888	—	—	—	232,777,861
Sales	(6,497,239)	(62,121,556)	(87,581,486)	(13,627,467)	—	—	—	(169,827,748)

Closing Balance, as of April 30, 2018	$98,842,789	$—	$154,041,143	$114,737,784	$1,684,381	$(96)	$—	$369,306,001

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018(a)	$646,429	$—	$157,877	$(4,335,276)	$(56,280)	$(96)	$—	$(3,474,785)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

60

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 18, 2018